UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	Vanguard Variable Insurance Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1:	Schedule of Investments

Vanguard Variable Insurance Fund-Money Market Portfolio
Schedule of Investments
March 31, 2007

	Yield*	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (21.8%)

1,2 Federal Farm Credit Bank	5.220%	4/6/2007	1,000	1,000
1,2 Federal Home Loan Bank	5.200%	4/24/2007	5,000	4,997
1 Federal Home Loan Bank	5.224%	5/16/2007	2,011	1,998
1 Federal Home Loan Bank	5.225%	5/18/2007	4,000	3,973
1 Federal Home Loan Bank	5.210%	6/1/2007	33,907	33,611
1 Federal Home Loan Bank	5.150%	6/4/2007	1,000	991
1,2 Federal Home Loan Bank	5.200%	6/17/2007	20,000	19,992
1,2 Federal Home Loan Bank	5.190%	6/19/2007	5,000	4,998
1,2 Federal Home Loan Bank	5.200%	6/19/2007	15,000	14,994
1,2 Federal Home Loan Bank	5.190%	6/20/2007	10,000	9,996
1,2 Federal Home Loan Bank	5.200%	6/22/2007	7,000	6,997
1 Federal Home Loan Mortgage Corp.	5.234%-5.237%	5/21/2007	26,214	26,026
1 Federal Home Loan Mortgage Corp.	5.228%-5.234%	5/25/2007	5,509	5,466
1 Federal Home Loan Mortgage Corp.	5.146%-5.234%	5/29/2007	10,500	10,413
1 Federal Home Loan Mortgage Corp.	5.216%	6/4/2007	15,000	14,863
1,2 Federal Home Loan Mortgage Corp.	5.220%	6/19/2007	5,000	5,000
1,2 Federal Home Loan Mortgage Corp.	5.190%	6/30/2007	25,000	24,986
1 Federal Home Loan Mortgage Corp.	5.123%	8/21/2007	11,953	11,722
1 Federal Home Loan Mortgage Corp.	5.108%	9/7/2007	10,000	9,785
1 Federal National Mortgage Assn	5.227%	5/2/2007	1,000	995
1 Federal National Mortgage Assn	5.221%-5.237%	5/23/2007	49,000	48,634
1 Federal National Mortgage Assn	5.146%-5.224%	5/30/2007	11,000	10,908
1 Federal National Mortgage Assn	5.191%	6/6/2007	15,000	14,861
1 Federal National Mortgage Assn	5.239%	6/7/2007	10,000	9,904
1 Federal National Mortgage Assn	5.213%	6/13/2007	10,000	9,897

Total U.S. Government and Agency Obligations
(Cost $307,007)	307,007

Commercial Paper (26.4%)

Bank Holding Company (0.5%)
HSBC USA, Inc.	5.299%	4/10/2007	1,000	999
HSBC USA, Inc.	5.299%	4/12/2007	1,000	998
State Street Corp.	5.310%	5/1/2007	4,500	4,480

	6,477

Finance—Automobiles (1.4%)
DaimlerChrysler Rev. Auto Conduit LLC 1	5.295%	5/2/2007	1,500	1,493
DaimlerChrysler Rev. Auto Conduit LLC 1	5.295%	5/29/2007	1,000	991
DaimlerChrysler Rev. Auto Conduit LLC 1	5.295%	5/31/2007	2,000	1,982
DaimlerChrysler Rev. Auto Conduit LLC 1	5.298%	6/5/2007	1,000	990
DaimlerChrysler Rev. Auto Conduit LLC 1	5.311%	6/12/2007	1,263	1,250
DaimlerChrysler Rev. Auto Conduit LLC 1	5.311%	6/27/2007	2,800	2,764
DaimlerChrysler Rev. Auto Conduit LLC 2	5.328%	4/5/2007	1,115	1,114
DaimlerChrysler Rev. Auto Conduit LLC 2	5.300%	6/12/2007	859	850
DaimlerChrysler Rev. Auto Conduit LLC 2	5.310%	6/18/2007	1,561	1,543
Toyota Motor Credit Corp.	5.310%	5/1/2007	6,000	5,974

	18,951

Finance—Other (6.8%)
American Express Credit Corp.	5.289%	5/1/2007	1,000	996
General Electric Capital Corp.	5.299%	5/14/2007	17,000	16,894
General Electric Capital Corp.	5.290%	6/11/2007	12,000	11,876
General Electric Capital Corp.	5.291%	6/12/2007	13,000	12,864
3 GovCo Inc.	5.318%	4/17/2007	7,000	6,984
3 GovCo Inc.	5.315%	4/23/2007	5,000	4,984
3 GovCo Inc.	5.315%	5/21/2007	1,000	993
3 GovCo Inc.	5.301%	6/7/2007	6,500	6,437
3 GovCo Inc.	5.311%	6/12/2007	1,000	990
3 Liberty Street Funding Corp.	5.321%	4/23/2007	9,000	8,971
3 Liberty Street Funding Corp.	5.315%-5.318%	5/14/2007	5,904	5,867
3 Old Line Funding, LLC	5.310%	4/20/2007	1,581	1,577
3 Old Line Funding, LLC	5.294%	4/25/2007	1,000	996
3 Park Avenue Receivable Co., LLC	5.285%	4/20/2007	1,000	997
3 Park Avenue Receivable Co., LLC	5.280%	6/4/2007	3,000	2,972
3 Park Avenue Receivable Co., LLC	5.301%	6/6/2007	2,000	1,981
3 Variable Funding Capital Co., LLC	5.280%	4/13/2007	6,000	5,990
3 Windmill Funding Corp.	5.297%	4/19/2007	1,000	997
3 Windmill Funding Corp.	5.285%	4/20/2007	3,000	2,992

	96,358

Foreign Banks (14.2%)
Abbey National NA LLC	5.318%	6/11/2007	1,000	990
3 Australia & New Zealand Banking Group, Ltd.	5.300%	4/18/2007	4,000	3,990
3 Australia & New Zealand Banking Group, Ltd.	5.290%	6/11/2007	3,000	2,969
CBA (Delaware) Finance Inc.	5.309%	4/10/2007	12,061	12,045
CBA (Delaware) Finance Inc.	5.310%	4/23/2007	2,000	1,993
CBA (Delaware) Finance Inc.	5.289%	5/21/2007	1,539	1,528
CBA (Delaware) Finance Inc.	5.312%	5/31/2007	6,250	6,195
CBA (Delaware) Finance Inc.	5.291%	6/15/2007	7,000	6,924
3 Danske Corp.	5.290%-5.323%	6/11/2007	10,527	10,418
3 Danske Corp.	5.290%	6/12/2007	8,000	7,916
3 Danske Corp.	5.289%	6/27/2007	10,000	9,874
Dexia Delaware LLC	5.304%	5/1/2007	8,000	7,965
Dexia Delaware LLC	5.305%	5/7/2007	3,000	2,984
HBOS Treasury Services PLC	5.321%	4/23/2007	7,000	6,978
HBOS Treasury Services PLC	5.290%	6/1/2007	4,000	3,965
ING (U.S.) Funding LLC	5.296%	6/15/2007	2,000	1,978
Nordea North America Inc.	5.314%	4/5/2007	5,600	5,597
Nordea North America Inc.	5.301%	4/12/2007	1,500	1,498
Nordea North America Inc.	5.300%	4/18/2007	2,000	1,995
Nordea North America Inc.	5.291%-5.296%	6/13/2007	3,000	2,968
Nordea North America Inc.	5.301%	6/28/2007	3,158	3,118
Rabobank USA Financial Corp.	5.295%	4/9/2007	1,000	999
Rabobank USA Financial Corp.	5.291%	6/8/2007	5,000	4,951
Santander Central Hispano Finance (Delaware) Inc.	5.310%	4/23/2007	1,000	997
Santander Central Hispano Finance (Delaware) Inc.	5.299%	5/7/2007	5,000	4,974
Santander Central Hispano Finance (Delaware) Inc.	5.308%	5/14/2007	9,000	8,944
Santander Central Hispano Finance (Delaware) Inc.	5.298%	6/14/2007	4,000	3,958
Societe Generale N.A. Inc.	5.310%	4/17/2007	1,800	1,796
Societe Generale N.A. Inc.	5.292%	6/11/2007	1,700	1,683
Svenska Handelsbanken, Inc.	5.280%-5.338%	5/2/2007	5,200	5,176
Svenska Handelsbanken, Inc.	5.298%	6/12/2007	3,000	2,969
UBS Finance (Delaware), LLC	5.312%	4/2/2007	2,900	2,900
UBS Finance (Delaware), LLC	5.310%	4/25/2007	9,000	8,969
UBS Finance (Delaware), LLC	5.337%	5/1/2007	1,100	1,095
UBS Finance (Delaware), LLC	5.306%	5/2/2007	500	498
UBS Finance (Delaware), LLC	5.302%-5.330%	5/15/2007	2,400	2,385
UBS Finance (Delaware), LLC	5.290%-5.310%	6/1/2007	11,800	11,695
UBS Finance (Delaware), LLC	5.299%	6/12/2007	3,400	3,364
UBS Finance (Delaware), LLC	5.310%	6/27/2007	2,500	2,468
UBS Finance (Delaware), LLC	5.307%	7/6/2007	1,050	1,035
3 Westpac Banking Corp.	5.309%-5.341%	5/1/2007	6,000	5,974
3 Westpac Banking Corp.	5.310%	5/2/2007	5,000	4,977
3 Westpac Banking Corp.	5.310%	5/3/2007	5,000	4,977
3 Westpac Banking Corp.	5.266%	5/8/2007	5,650	5,620
3 Westpac Banking Corp.	5.291%	6/22/2007	2,000	1,976
3 Westpac Banking Corp.	5.309%	7/9/2007	1,500	1,478

	199,746

Foreign Government (0.2%)
Export Development Canada	5.319%	6/15/2007	3,000	2,968

Foreign Industrial (1.0%)
3 Procter & Gamble International Funding SCA	5.290%	4/18/2007	2,000	1,995
3 Procter & Gamble International Funding SCA	5.292%	4/20/2007	3,000	2,992
3 Procter & Gamble International Funding SCA	5.301%	5/29/2007	1,000	992
3 Procter & Gamble International Funding SCA	5.293%	6/4/2007	4,000	3,963
3 Procter & Gamble International Funding SCA	5.291%	6/7/2007	1,000	990
3 Procter & Gamble International Funding SCA	5.298%	6/18/2007	1,000	989
3 Procter & Gamble International Funding SCA	5.302%	6/22/2007	2,000	1,976

	13,897

Foreign Finance—Other (1.7%)
3 IXIS Commercial Paper Corp.	5.310%	4/5/2007	2,000	1,999
3 IXIS Commercial Paper Corp.	5.297%	4/13/2007	3,000	2,995
3 IXIS Commercial Paper Corp.	5.301%	4/18/2007	3,000	2,993
3 IXIS Commercial Paper Corp.	5.301%	4/19/2007	3,000	2,992
3 IXIS Commercial Paper Corp.	5.302%	4/27/2007	4,000	3,985
3 KFW International Finance Inc.	5.288%	5/29/2007	3,900	3,867
3 KFW International Finance Inc.	5.269%	6/14/2007	5,000	4,947

	23,778

Industrial (0.5%)
3 International Business Machines Corp.	5.293%	6/25/2007	2,500	2,469
3M Co.	5.271%	6/28/2007	1,000	987
3 Wal-Mart Stores, Inc.	5.280%	6/26/2007	4,000	3,950

	7,406

Insurance (0.1%)
Metlife Funding Inc.	5.299%	5/16/2007	2,000	1,987

Total Commercial Paper
(Cost $371,568)	371,568

Certificates of Deposit (33.6%)

Certificates of Deposit—U.S. Banks (2.4%)
Branch Banking & Trust Co.	5.290%	4/9/2007	5,000	5,000
Branch Banking & Trust Co.	5.280%	4/16/2007	5,000	5,000
Branch Banking & Trust Co.	5.315%	5/18/2007	3,000	3,000
Branch Banking & Trust Co.	5.290%	6/1/2007	3,000	3,000
Branch Banking & Trust Co.	5.315%	6/18/2007	10,000	10,000
Citibank, N.A	5.295%	6/20/2007	3,000	3,000
Citibank, N.A	5.300%	6/21/2007	4,000	4,000

	33,000

Yankee Certificates of Deposit—U.S. Branches (31.2%)
Abbey National Treasury Services PLC (Stamford Branch)	5.305%	4/16/2007	5,000	5,000
Abbey National Treasury Services PLC (Stamford Branch)	5.310%	5/1/2007	15,000	15,000
Abbey National Treasury Services PLC (Stamford Branch)	5.280%	5/7/2007	2,000	2,000
Bank of Montreal (Chicago Branch)	5.300%	4/25/2007	5,000	5,000
Bank of Montreal (Chicago Branch)	5.280%	5/7/2007	10,000	10,000
Bank of Montreal (Chicago Branch)	5.290%	6/1/2007	2,000	2,000
Bank of Montreal (Chicago Branch)	5.300%	6/1/2007	8,000	8,000
Bank of Nova Scotia (Portland Branch)	5.280%	5/7/2007	6,000	6,000
Barclays Bank PLC (New York Branch)	5.320%	4/9/2007	4,000	4,000
Barclays Bank PLC (New York Branch)	5.310%	4/17/2007	10,000	10,000
Barclays Bank PLC (New York Branch)	5.312%	4/23/2007	7,000	7,000
Barclays Bank PLC (New York Branch)	5.310%	5/9/2007	10,000	10,000
Barclays Bank PLC (New York Branch)	5.310%	5/14/2007	13,000	13,000
BNP Paribas (New York Branch)	5.235%	6/7/2007	12,000	12,000
BNP Paribas (New York Branch)	5.315%	6/15/2007	5,000	5,000
BNP Paribas (New York Branch)	5.320%	6/15/2007	8,000	8,000
BNP Paribas (New York Branch)	5.195%	10/9/2007	6,000	6,000
Calyon (New York Branch)	5.280%	5/8/2007	10,000	10,000
Calyon (New York Branch)	5.290%	5/11/2007	11,000	11,000
Calyon (New York Branch)	5.310%	5/16/2007	20,000	20,000
Canadian Imperial Bank of Commerce (New York Branch)	5.290%	6/13/2007	2,000	2,000
Canadian Imperial Bank of Commerce (New York Branch)	5.290%	6/19/2007	4,000	4,000
Credit Suisse (New York Branch)	5.310%	5/1/2007	10,000	10,000
Credit Suisse (New York Branch)	5.310%	5/2/2007	10,000	10,000
Credit Suisse (New York Branch)	5.305%	5/10/2007	20,000	20,000
Deutsche Bank AG (New York Branch)	5.290%	5/14/2007	7,000	7,000
Dexia Credit Local S.A. (New York Branch)	5.280%	5/8/2007	12,000	12,000
Dexia Credit Local S.A. (New York Branch)	5.280%	5/8/2007	8,000	8,000
Dexia Credit Local S.A. (New York Branch)	5.290%	6/13/2007	10,000	10,000
Fortis Bank NV-SA (New York Branch)	5.310%	5/1/2007	10,000	10,000
Fortis Bank NV-SA (New York Branch)	5.280%	5/7/2007	15,000	15,000
Fortis Bank NV-SA (New York Branch)	5.310%	5/22/2007	10,000	10,000
Fortis Bank NV-SA (New York Branch)	5.310%	5/29/2007	5,000	5,000
Fortis Bank NV-SA (New York Branch)	5.290%	6/1/2007	1,000	1,000
Lloyds TSB Bank PLC (New York Branch)	5.310%	5/11/2007	1,000	1,000
Lloyds TSB Bank PLC (New York Branch)	5.300%	5/31/2007	10,000	10,000
Rabobank Nederland (New York Branch)	5.290%	4/5/2007	3,500	3,500
Rabobank Nederland (New York Branch)	5.300%	5/7/2007	17,000	17,000
Rabobank Nederland (New York Branch)	5.290%	6/19/2007	11,000	11,000
Rabobank Nederland (New York Branch)	5.290%	6/19/2007	10,000	10,000
Rabobank Nederland (New York Branch)	5.400%	8/28/2007	1,000	1,001
Royal Bank of Canada (New York Branch)	5.300%	5/14/2007	6,000	6,000
Royal Bank of Canada (New York Branch)	5.310%	5/24/2007	7,000	7,000
Royal Bank of Scotland PLC (New York Branch)	5.300%	4/10/2007	7,500	7,500
Royal Bank of Scotland PLC (New York Branch)	5.310%	4/16/2007	8,000	8,000
Royal Bank of Scotland PLC (New York Branch)	5.300%	5/7/2007	19,000	19,000
Svenska Handelsbanken, AB (New York Branch)	5.305%	4/9/2007	1,500	1,500
Svenska Handelsbanken, AB (New York Branch)	5.310%	5/1/2007	6,000	6,000
Svenska Handelsbanken, AB (New York Branch)	5.280%	5/8/2007	10,000	10,000
Svenska Handelsbanken, AB (New York Branch)	5.290%	6/26/2007	16,000	16,000
Westpac Banking Corp. (New York Branch)	5.320%	5/9/2007	9,000	9,000
Westpac Banking Corp. (New York Branch)	5.290%	6/1/2007	3,000	3,000

	439,501

Total Certificates of Deposit
(Cost $472,501)	472,501

Eurodollar Certificates of Deposit (14.1%)

ABN-AMRO Bank NV	5.310%	4/4/2007	4,000	4,000
ABN-AMRO Bank NV	5.300%	4/23/2007	5,000	5,000
ABN-AMRO Bank NV	5.280%	5/8/2007	5,000	5,000
ABN-AMRO Bank NV	5.290%	5/14/2007	7,000	7,000
ABN-AMRO Bank NV	5.295%	6/25/2007	8,000	8,000
Australia & New Zealand Banking Group. Ltd.	5.320%	4/12/2007	2,000	2,000
Australia & New Zealand Banking Group, Ltd.	5.300%	4/18/2007	3,000	3,000
Barclays Bank PLC	5.400%	9/20/2007	4,000	3,999
BNP Paribas	5.310%	4/25/2007	1,000	1,000
Commonwealth Bank of Australia	5.300%	5/14/2007	2,000	2,000
Deutsche Bank AG	5.300%	4/18/2007	7,000	7,000
Deutsche Bank AG	5.310%	4/30/2007	2,000	2,000
Deutsche Bank AG	5.310%	5/7/2007	5,000	5,000
Deutsche Bank AG	5.310%	7/5/2007	10,000	10,000
Deutsche Bank AG	5.280%	9/28/2007	10,000	10,000
HBOS Treasury Services PLC	5.310%	5/14/2007	20,000	20,000
HBOS Treasury Services PLC	5.290%	6/13/2007	10,000	10,000
HBOS Treasury Services PLC	5.300%	7/2/2007	7,000	7,000
HSBC Bank PLC	5.250%	6/11/2007	3,000	3,000
HSBC Bank PLC	5.260%	6/12/2007	3,000	3,000
ING Bank N.V	5.310%	4/19/2007	3,000	3,000
ING Bank N.V	5.305%	5/7/2007	1,000	1,000
ING Bank N.V	5.310%	5/7/2007	8,000	8,000
ING Bank N.V	5.300%	6/14/2007	10,000	10,000
ING Bank N.V	5.300%	6/19/2007	15,000	15,000
ING Bank N.V	5.300%	7/2/2007	2,000	2,000
Lloyds TSB Bank PLC	5.320%	4/12/2007	5,000	5,000
Lloyds TSB Bank PLC	5.240%	5/8/2007	10,000	10,000
National Australia Bank	5.300%	4/18/2007	2,000	2,000
National Australia Bank	5.300%	4/23/2007	6,000	6,000
National Australia Bank	5.300%	4/23/2007	3,000	3,000
National Australia Bank	5.300%	4/25/2007	4,000	4,000
National Australia Bank	5.300%	7/2/2007	5,000	5,000
Societe Generale	5.330%	6/18/2007	7,000	7,000

Total Eurodollar Certificates of Deposit
(Cost $198,999)	198,999

Other Notes (3.1%)

Bank of America, N.A	5.310%	5/1/2007	4,000	4,000
Bank of America, N.A	5.310%	5/14/2007	8,000	8,000
Bank of America, N.A	5.310%	5/15/2007	5,000	5,000
Bank of America, N.A	5.310%	5/21/2007	1,000	1,000
Bank of America, N.A	5.310%	5/24/2007	10,000	10,000
Bank of America, N.A	5.290%	5/31/2007	10,000	10,000
Bank of America, N.A	5.310%	7/6/2007	6,000	6,000

Total Other Notes
(Cost $44,000)	44,000

Repurchase Agreements (1.3%)

Banc of America Securities, LLC
(Dated 3/30/2007, Repurchase Value $7,264,000,
collateralized by Federal National Mortgage Assn. Discount Note, 10/26/2007)	5.360%	4/2/2007	7,261	7,261
Citigroup Global Markets, Inc.
(Dated 3/30/2007, Repurchase Value $6,003,000,
collateralized by U.S. Treasury Bill 0.000%, 4/26/2007)	5.350%	4/2/2007	6,000	6,000
Deutsche Bank Securities, Inc.
(Dated 3/30/2007, Repurchase Value $5,332,000,
collateralized by Federal National Mortgage Assn. 5.250%, 9/15/2016)	5.350%	4/2/2007	5,330	5,330

Total Repurchase Agreements
(Cost $18,591)	18,591

Total Investments (100.3%)
(Cost $1,412,666)	1,412,666

Other Assets and Liabilities-Net (-0.3%)	(4,803)

Net Assets (100%)	1,407,863

*	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	Adjustable-rate note.
3	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At March 31, 2007, the aggregate value of these securities was $157,991,000, representing 11.2% of net assets.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Schedule of Investments
March 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (66.7%)

U.S. Government Securities (22.4%)
U.S. Treasury Bond	10.375%	11/15/2012	725	748
U.S. Treasury Bond	3.625%	5/15/2013	210	200
U.S. Treasury Bond	12.000%	8/15/2013	1,200	1,314
U.S. Treasury Bond	13.250%	5/15/2014	170	199
U.S. Treasury Bond	12.500%	8/15/2014	275	324
U.S. Treasury Bond	11.250%	2/15/2015	3,775	5,404
U.S. Treasury Bond	10.625%	8/15/2015	4,685	6,612
U.S. Treasury Bond	9.250%	2/15/2016	200	266
U.S. Treasury Bond	7.250%	5/15/2016	10	12
U.S. Treasury Bond	8.750%	5/15/2017	3,600	4,758
U.S. Treasury Bond	8.875%	8/15/2017	9,975	13,337
U.S. Treasury Bond	9.125%	5/15/2018	3,375	4,639
U.S. Treasury Bond	8.875%	2/15/2019	4,385	5,991
U.S. Treasury Bond	8.125%	8/15/2019	3,420	4,466
U.S. Treasury Bond	8.500%	2/15/2020	165	222
U.S. Treasury Bond	8.750%	5/15/2020	350	481
U.S. Treasury Bond	8.750%	8/15/2020	1,250	1,724
U.S. Treasury Bond	7.875%	2/15/2021	205	266
U.S. Treasury Bond	8.125%	5/15/2021	85	113
U.S. Treasury Bond	8.125%	8/15/2021	225	299
U.S. Treasury Bond	8.000%	11/15/2021	220	291
U.S. Treasury Bond	7.250%	8/15/2022	210	263
U.S. Treasury Bond	7.625%	11/15/2022	1,140	1,475
U.S. Treasury Bond	7.125%	2/15/2023	1,515	1,880
U.S. Treasury Bond	7.625%	2/15/2025	3,450	4,546
U.S. Treasury Bond	6.875%	8/15/2025	1,125	1,387
U.S. Treasury Bond	6.000%	2/15/2026	25	28
U.S. Treasury Bond	6.750%	8/15/2026	10,055	12,317
U.S. Treasury Bond	6.625%	2/15/2027	4,215	5,111
U.S. Treasury Bond	6.375%	8/15/2027	710	841
U.S. Treasury Bond	5.500%	8/15/2028	150	161
U.S. Treasury Bond	5.250%	11/15/2028	110	115
U.S. Treasury Bond	6.125%	8/15/2029	805	936
U.S. Treasury Bond	6.250%	5/15/2030	200	237
U.S. Treasury Bond	5.375%	2/15/2031	3,550	3,784
U.S. Treasury Bond	4.500%	2/15/2036	25	24
U.S. Treasury Note	4.625%	2/29/2008	1,575	1,571
U.S. Treasury Note	4.625%	3/31/2008	9,425	9,399
U.S. Treasury Note	4.875%	4/30/2008	7,950	7,949
U.S. Treasury Note	5.625%	5/15/2008	2,050	2,067
U.S. Treasury Note	4.875%	5/31/2008	5,125	5,127
U.S. Treasury Note	5.125%	6/30/2008	15,640	15,696
U.S. Treasury Note	5.000%	7/31/2008	800	802
U.S. Treasury Note	3.250%	8/15/2008	100	98
U.S. Treasury Note	4.875%	8/31/2008	2,850	2,853
U.S. Treasury Note	4.625%	9/30/2008	2,706	2,701
U.S. Treasury Note	3.125%	10/15/2008	525	513
U.S. Treasury Note	4.875%	10/31/2008	275	276
U.S. Treasury Note	3.375%	11/15/2008	2,000	1,959
U.S. Treasury Note	4.375%	11/15/2008	5,600	5,571
U.S. Treasury Note	3.250%	1/15/2009	725	708
U.S. Treasury Note	3.000%	2/15/2009	960	932
U.S. Treasury Note	4.500%	2/15/2009	2,825	2,817
U.S. Treasury Note	3.875%	5/15/2009	265	261
U.S. Treasury Note	4.875%	5/15/2009	275	276
U.S. Treasury Note	4.000%	6/15/2009	350	346
U.S. Treasury Note	3.625%	7/15/2009	755	739
U.S. Treasury Note	3.500%	8/15/2009	200	195
U.S. Treasury Note	4.875%	8/15/2009	450	453
U.S. Treasury Note	6.000%	8/15/2009	1,375	1,418
U.S. Treasury Note	3.375%	10/15/2009	8,465	8,226
U.S. Treasury Note	3.500%	12/15/2009	1,550	1,509
U.S. Treasury Note	3.500%	2/15/2010	1,150	1,118
U.S. Treasury Note	6.500%	2/15/2010	16,975	17,853
U.S. Treasury Note	4.000%	3/15/2010	1,750	1,724
U.S. Treasury Note	4.000%	4/15/2010	825	812
U.S. Treasury Note	3.875%	5/15/2010	750	736
U.S. Treasury Note	3.625%	6/15/2010	800	778
U.S. Treasury Note	4.125%	8/15/2010	895	884
U.S. Treasury Note	3.875%	9/15/2010	1,350	1,322
U.S. Treasury Note	4.250%	10/15/2010	160	159
U.S. Treasury Note	4.500%	11/15/2010	135	135
U.S. Treasury Note	4.375%	12/15/2010	455	453
U.S. Treasury Note	4.250%	1/15/2011	9,125	9,035
U.S. Treasury Note	4.500%	2/28/2011	1,660	1,658
U.S. Treasury Note	4.750%	3/31/2011	775	781
U.S. Treasury Note	4.875%	4/30/2011	6,250	6,325
U.S. Treasury Note	5.125%	6/30/2011	50	51
U.S. Treasury Note	4.875%	7/31/2011	1,400	1,418
U.S. Treasury Note	4.500%	9/30/2011	735	734
U.S. Treasury Note	4.625%	10/31/2011	8,575	8,602
U.S. Treasury Note	4.500%	11/30/2011	500	499
U.S. Treasury Note	4.625%	12/31/2011	50	50
U.S. Treasury Note	4.750%	1/31/2012	3,425	3,454
U.S. Treasury Note	4.625%	2/29/2012	1,025	1,029
U.S. Treasury Note	4.000%	11/15/2012	150	146
U.S. Treasury Note	3.875%	2/15/2013	2,520	2,434
U.S. Treasury Note	4.250%	8/15/2013	2,075	2,039
U.S. Treasury Note	4.250%	11/15/2013	185	182
U.S. Treasury Note	4.000%	2/15/2014	3,320	3,202
U.S. Treasury Note	4.750%	5/15/2014	75	76
U.S. Treasury Note	4.250%	8/15/2014	12,175	11,899
U.S. Treasury Note	4.250%	11/15/2014	5,150	5,027
U.S. Treasury Note	4.875%	8/15/2016	5	5

				243,853

Agency Bonds and Notes (9.8%)
Agency for International Development - Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	350	339
1 Federal Farm Credit Bank	3.375%	7/15/2008	200	196
1 Federal Farm Credit Bank	3.750%	1/15/2009	225	220
1 Federal Farm Credit Bank	4.125%	4/15/2009	175	173
1 Federal Farm Credit Bank	5.000%	10/23/2009	250	251
1 Federal Farm Credit Bank	5.375%	7/18/2011	550	562
1 Federal Farm Credit Bank	4.875%	12/16/2015	175	173
1 Federal Farm Credit Bank	5.125%	8/25/2016	225	227
1 Federal Farm Credit Bank	4.875%	1/17/2017	250	246
1 Federal Home Loan Bank	5.125%	4/16/2008	500	501
1 Federal Home Loan Bank	4.125%	4/18/2008	2,500	2,477
1 Federal Home Loan Bank	5.125%	6/13/2008	1,000	1,001
1 Federal Home Loan Bank	5.125%	6/18/2008	4,000	4,004
1 Federal Home Loan Bank	5.125%	8/8/2008	500	501
1 Federal Home Loan Bank	3.875%	8/22/2008	4,000	3,940
1 Federal Home Loan Bank	5.800%	9/2/2008	1,500	1,517
1 Federal Home Loan Bank	5.865%	9/2/2008	1,100	1,113
1 Federal Home Loan Bank	5.375%	7/17/2009	375	379
1 Federal Home Loan Bank	5.000%	9/18/2009	1,000	1,004
1 Federal Home Loan Bank	5.000%	12/11/2009	125	125
1 Federal Home Loan Bank	3.875%	1/15/2010	375	366
1 Federal Home Loan Bank	4.375%	3/17/2010	600	593
1 Federal Home Loan Bank	7.625%	5/14/2010	1,850	1,999
1 Federal Home Loan Bank	4.875%	11/18/2011	400	401
1 Federal Home Loan Bank	5.750%	5/15/2012	575	598
1 Federal Home Loan Bank	4.500%	11/15/2012	875	860
1 Federal Home Loan Bank	5.125%	8/14/2013	1,925	1,946
1 Federal Home Loan Bank	4.500%	9/16/2013	2,300	2,246
1 Federal Home Loan Bank	5.250%	6/18/2014	475	486
1 Federal Home Loan Bank	5.375%	5/18/2016	1,800	1,849
1 Federal Home Loan Bank	5.625%	6/13/2016	75	78
1 Federal Home Loan Bank	4.750%	12/16/2016	1,125	1,101
1 Federal Home Loan Bank	5.250%	12/11/2020	250	253
1 Federal Home Loan Mortgage Corp.	5.750%	4/15/2008	2,750	2,769
1 Federal Home Loan Mortgage Corp.	3.875%	6/15/2008	7,000	6,905
1 Federal Home Loan Mortgage Corp.	5.250%	5/21/2009	2,500	2,521
1 Federal Home Loan Mortgage Corp.	6.625%	9/15/2009	3,750	3,906
1 Federal Home Loan Mortgage Corp.	4.750%	1/18/2011	150	150
1 Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	2,700	2,816
1 Federal Home Loan Mortgage Corp.	5.250%	7/18/2011	250	254
1 Federal Home Loan Mortgage Corp.	5.750%	1/15/2012	2,250	2,335
1 Federal Home Loan Mortgage Corp.	5.125%	7/15/2012	1,100	1,114
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2013	1,300	1,274
1 Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	350	342
1 Federal Home Loan Mortgage Corp.	4.875%	11/15/2013	1,850	1,845
1 Federal Home Loan Mortgage Corp.	5.000%	7/15/2014	3,500	3,514
1 Federal Home Loan Mortgage Corp.	5.125%	10/18/2016	1,000	1,008
1 Federal Home Loan Mortgage Corp.	5.000%	12/14/2018	615	604
1 Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	400	477
1 Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	1,525	1,820
1 Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	425	483
1 Federal National Mortgage Assn	6.000%	5/15/2008	2,825	2,854
1 Federal National Mortgage Assn	3.875%	7/15/2008	5,500	5,424
1 Federal National Mortgage Assn	5.000%	9/15/2008	3,000	3,002
1 Federal National Mortgage Assn	4.500%	10/15/2008	2,000	1,987
1 Federal National Mortgage Assn	4.875%	4/15/2009	750	751
1 Federal National Mortgage Assn	6.625%	9/15/2009	5,060	5,270
1 Federal National Mortgage Assn	7.250%	1/15/2010	3,010	3,198
1 Federal National Mortgage Assn	4.250%	8/15/2010	1,200	1,179
1 Federal National Mortgage Assn	6.250%	2/1/2011	400	418
1 Federal National Mortgage Assn	5.500%	3/15/2011	1,000	1,024
1 Federal National Mortgage Assn	5.000%	10/15/2011	1,025	1,031
1 Federal National Mortgage Assn	6.125%	3/15/2012	1,450	1,530
1 Federal National Mortgage Assn	4.375%	9/15/2012	550	538
1 Federal National Mortgage Assn	4.750%	2/21/2013	500	496
1 Federal National Mortgage Assn	4.375%	3/15/2013	475	463
1 Federal National Mortgage Assn	4.625%	5/1/2013	475	466
1 Federal National Mortgage Assn	4.625%	10/15/2013	2,950	2,910
1 Federal National Mortgage Assn	4.375%	10/15/2015	500	479
1 Federal National Mortgage Assn	5.250%	9/15/2016	1,150	1,170
1 Federal National Mortgage Assn	4.875%	12/15/2016	1,500	1,483
1 Federal National Mortgage Assn	5.000%	2/13/2017	925	923
1 Federal National Mortgage Assn	7.125%	1/15/2030	1,425	1,771
1 Federal National Mortgage Assn	7.250%	5/15/2030	300	376
1 Federal National Mortgage Assn	6.625%	11/15/2030	600	708
Private Export Funding Corp.	7.200%	1/15/2010	400	424
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	150	154
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	50	51
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	75	76
1 Tennessee Valley Auth	7.125%	5/1/2030	1,000	1,244
1 Tennessee Valley Auth	4.650%	6/15/2035	175	159
1 Tennessee Valley Auth	5.375%	4/1/2056	50	50

				107,471

Mortgage-Backed Securities (34.5%)
Conventional Mortgage-Backed Securities (33.6%)
1,2 Federal Home Loan Mortgage Corp.	4.000%	8/1/2008-9/1/2020	5,032	4,785
1,2 Federal Home Loan Mortgage Corp.	4.500%	3/1/2009-8/1/2035	17,457	16,864
1,2 Federal Home Loan Mortgage Corp.	5.000%	3/1/2008-3/1/2037	42,322	41,179
1,2 Federal Home Loan Mortgage Corp.	5.500%	11/1/2008-3/1/2037	43,503	43,150
1,2 Federal Home Loan Mortgage Corp.	6.000%	7/1/2008-1/1/2037	22,490	22,714
1,2 Federal Home Loan Mortgage Corp.	6.500%	2/1/2008-10/1/2036	6,956	7,114
1,2 Federal Home Loan Mortgage Corp.	7.000%	9/1/2007-9/1/2036	3,175	3,275
1,2 Federal Home Loan Mortgage Corp.	7.500%	10/1/2009-12/1/2030	364	375
1,2 Federal Home Loan Mortgage Corp.	8.000%	10/1/2009-7/1/2030	272	285
1,2 Federal Home Loan Mortgage Corp.	8.500%	3/1/2023-11/1/2030	98	101
1,2 Federal Home Loan Mortgage Corp.	9.000%	5/1/2027-5/1/2030	12	13
1,2 Federal Home Loan Mortgage Corp.	9.500%	1/1/2025-2/1/2025	5	6
1,2 Federal Home Loan Mortgage Corp.	10.000%	3/1/2017-11/1/2019	5	7
1,2 Federal National Mortgage Assn	4.000%	12/1/2010-6/1/2019	1,918	1,829
1,2 Federal National Mortgage Assn	4.500%	9/1/2011-10/1/2035	17,409	16,739
1,2 Federal National Mortgage Assn	5.000%	9/1/2009-1/1/2037	55,625	54,093
1,2 Federal National Mortgage Assn	5.500%	3/1/2017-2/1/2037	62,462	61,969
1,2 Federal National Mortgage Assn	5.750%	3/1/2037	1,247	1,261
1,2 Federal National Mortgage Assn	6.000%	11/1/2008-2/1/2037	37,989	38,343
1,2 Federal National Mortgage Assn	6.500%	8/1/2008-11/1/2036	12,314	12,599
1,2 Federal National Mortgage Assn	7.000%	10/1/2007-6/1/2034	1,298	1,346
1,2 Federal National Mortgage Assn	7.500%	1/1/2008-7/1/2032	383	398
1,2 Federal National Mortgage Assn	8.000%	2/1/2008-11/1/2030	134	140
1,2 Federal National Mortgage Assn	8.500%	7/1/2022-4/1/2031	56	57
1,2 Federal National Mortgage Assn	9.000%	6/1/2022-12/1/2024	14	14
1,2 Federal National Mortgage Assn	9.500%	12/1/2018-2/1/2025	13	13
1,2 Federal National Mortgage Assn	10.000%	8/1/2020-8/1/2021	4	4
1,2 Federal National Mortgage Assn	10.500%	8/1/2020	2	2
2 Government National Mortgage Assn	4.500%	8/15/2018-8/15/2035	865	829
2 Government National Mortgage Assn	5.000%	3/15/2018-1/20/2037	8,332	8,122
2 Government National Mortgage Assn	5.500%	6/15/2018-2/20/2037	13,237	13,158
2 Government National Mortgage Assn	6.000%	3/15/2009-12/20/2036	9,524	9,645
2 Government National Mortgage Assn	6.500%	10/15/2008-9/20/2036	4,173	4,276
2 Government National Mortgage Assn	7.000%	10/15/2008-8/20/2036	1,097	1,141
2 Government National Mortgage Assn	7.500%	5/15/2008-1/15/2031	327	337
2 Government National Mortgage Assn	8.000%	3/15/2008-12/15/2030	192	201
2 Government National Mortgage Assn	8.500%	7/15/2009-7/15/2030	59	61
2 Government National Mortgage Assn	9.000%	4/15/2016-7/15/2030	103	108
2 Government National Mortgage Assn	9.500%	4/15/2017-12/15/2021	16	16
2 Government National Mortgage Assn	10.000%	5/15/2020	2	2
2 Government National Mortgage Assn	10.500%	5/15/2019	13	14
2 Government National Mortgage Assn	11.000%	10/15/2015	5	6
2 Government National Mortgage Assn	11.500%	2/15/2013	3	3
Nonconventional Mortgage-Backed Securities (0.9%)
1,2 Federal Home Loan Mortgage Corp.	4.669%	12/1/2035	748	740
1,2 Federal Home Loan Mortgage Corp.	4.787%	7/1/2035	1,004	993
1,2 Federal Home Loan Mortgage Corp.	5.435%	3/1/2037	500	500
1,2 Federal National Mortgage Assn	4.425%	8/1/2035	1,000	993
1,2 Federal National Mortgage Assn	4.780%	4/1/2036	996	996
1,2 Federal National Mortgage Assn	5.670%	3/1/2037	500	506
1,2 Federal National Mortgage Assn	5.676%	1/1/2037	496	501
1,2 Federal National Mortgage Assn	5.700%	3/1/2037	1,500	1,515
1,2 Federal National Mortgage Assn	5.707%	2/1/2037	985	996
1,2 Federal National Mortgage Assn	5.744%	12/1/2036	1,487	1,504

				375,838

Total U.S. Government and Agency Obligations
(Cost $727,521)				727,162

Corporate Bonds (26.6%)

Asset-Backed/Commercial Mortgage-Backed Securities (8.1%)
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/2033	2,100	2,132
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.405%	12/11/2040	375	376
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.155%	10/12/2042	1,000	993
2,3 Capital One Master Trust	5.510%	10/15/2010	3,195	3,198
2 Capital One Multi-Asset Execution Trust	3.650%	7/15/2011	1,500	1,473
2,3 Chase Issuance Trust	5.330%	12/15/2010	7,000	7,007
2 Chase Issuance Trust	4.650%	12/17/2012	800	795
2 Citibank Credit Card Issuance Trust	2.900%	5/17/2010	1,000	976
2 Citibank Credit Card Issuance Trust	3.500%	8/16/2010	2,000	1,960
2,4 Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	500	589
2,4 Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031	902	942
2 Countrywide Home Loans	4.048%	5/25/2033	311	306
2 Credit Suisse First Boston Mortgage Securities Corp.	6.380%	12/18/2035	3,500	3,605
2 Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/2038	850	837
2 DaimlerChrysler Auto Trust	5.330%	8/8/2010	700	702
2,3 DaimlerChrysler Master Owner Trust	5.330%	8/17/2009	8,500	8,502
2,3 Discover Card Master Trust I	5.340%	5/15/2010	4,000	4,003
2 First Union National Bank Commercial Mortgage Trust	6.223%	12/12/2033	2,100	2,187
2,3 Fleet Credit Card Master Trust II	5.460%	4/15/2010	4,500	4,506
2 Ford Credit Auto Owner Trust	4.300%	8/15/2009	358	356
2 GE Capital Commercial Mortgage Corp.	5.994%	12/10/2035	1,333	1,350
2 GE Capital Credit Card Master Note Trust	5.080%	9/15/2012	1,350	1,357
2 GMAC Commercial Mortgage Securities, Inc.	4.864%	12/10/2041	1,500	1,460
2,3 Gracechurch Card Funding PLC	5.430%	3/15/2010	5,000	5,010
2,3 Gracechurch Card Funding PLC	5.330%	9/15/2010	2,500	2,504
2 Honda Auto Receivables Owner Trust	4.610%	8/17/2009	1,237	1,232
2 Honda Auto Receivables Owner Trust	5.300%	7/21/2010	500	501
2 JPMorgan Chase Commercial Mortgage Securities	4.200%	7/12/2035	1,247	1,218
2 JPMorgan Chase Commercial Mortgage Securities	4.697%	7/15/2042	2,000	1,947
2 LB-UBS Commercial Mortgage Trust	4.786%	10/15/2029	1,500	1,451
2 LB-UBS Commercial Mortgage Trust	4.885%	9/15/2030	1,950	1,936
2 LB-UBS Commercial Mortgage Trust	5.197%	11/15/2030	250	248
2,3 MBNA Credit Card Master Note Trust	5.320%	12/15/2010	5,000	5,006
2 MBNA Credit Card Master Note Trust	4.300%	2/15/2011	250	248
2 MBNA Master Credit Card Trust	7.000%	2/15/2012	1,400	1,469
2 Morgan Stanley Capital I	4.970%	4/14/2040	1,217	1,194
2 Morgan Stanley Capital I	5.230%	9/15/2042	2,625	2,607
2 Morgan Stanley Dean Witter Capital I	5.980%	1/15/2039	2,500	2,578
2 Nissan Auto Receivables Owner Trust	4.190%	7/15/2009	195	194
2 PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	200	196
2 PG&E Energy Recovery Funding LLC	5.030%	3/25/2014	600	603
2 PNC Mortgage Acceptance Corp.	7.300%	10/12/2033	1,972	2,075
2 PSE&G Transition Funding LLC	6.890%	12/15/2017	500	559
2 Salomon Brothers Mortgage Securities VII	4.113%	9/25/2033	845	832
2 USAA Auto Owner Trust	4.550%	2/16/2010	550	547
2 USAA Auto Owner Trust	5.360%	2/15/2011	750	754
2 Volkswagen Auto Loan Enhanced Trust	4.800%	7/20/2009	819	818
2 Wachovia Auto Owner Trust	4.790%	4/20/2010	800	797
2 Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/2034	2,000	1,956
2 World Omni Auto Receivables Trust	3.540%	6/12/2009	353	351

				88,443

Finance (8.0%)
Banking (3.2%)
Abbey National PLC	7.950%	10/26/2029	150	189
AmSouth Bank NA	5.200%	4/1/2015	150	147
BAC Capital Trust XI	6.625%	5/23/2036	150	159
Bank of America Corp.	3.375%	2/17/2009	250	243
Bank of America Corp.	4.250%	10/1/2010	50	49
Bank of America Corp.	4.375%	12/1/2010	100	98
Bank of America Corp.	6.250%	4/15/2012	350	367
Bank of America Corp.	5.375%	6/15/2014	345	345
Bank of America Corp.	5.125%	11/15/2014	1,355	1,338
Bank of America Corp.	5.250%	12/1/2015	200	197
Bank of America Corp.	5.750%	8/15/2016	100	102
Bank of America Corp.	5.625%	10/14/2016	100	102
Bank of America Corp.	5.300%	3/15/2017	250	246
4 Bank of America Corp.	5.420%	3/15/2017	100	99
Bank of America Corp.	5.625%	3/8/2035	450	423
Bank of New York Co., Inc.	4.950%	3/15/2015	200	194
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	175	191
Bank One Corp.	2.625%	6/30/2008	50	49
Bank One Corp.	6.000%	2/17/2009	1,000	1,016
Bank One Corp.	7.875%	8/1/2010	50	54
Bank One Corp.	5.250%	1/30/2013	50	50
BankAmerica Corp.	5.875%	2/15/2009	300	304
2 Barclays Bank PLC	6.278%	12/29/2049	80	76
BB&T Corp.	6.500%	8/1/2011	125	131
BB&T Corp.	4.750%	10/1/2012	125	122
BB&T Corp.	5.200%	12/23/2015	125	123
BB&T Corp.	5.625%	9/15/2016	175	176
BB&T Corp.	4.900%	6/30/2017	75	71
BB&T Corp.	6.750%	6/7/2036	175	189
Charter One Bank N.A	5.500%	4/26/2011	300	305
Citigroup, Inc.	3.625%	2/9/2009	25	24
Citigroup, Inc.	4.250%	7/29/2009	200	197
Citigroup, Inc.	4.625%	8/3/2010	600	593
Citigroup, Inc.	6.500%	1/18/2011	550	576
Citigroup, Inc.	5.100%	9/29/2011	700	698
Citigroup, Inc.	6.000%	2/21/2012	150	155
Citigroup, Inc.	5.625%	8/27/2012	100	102
Citigroup, Inc.	5.125%	5/5/2014	50	49
Citigroup, Inc.	5.000%	9/15/2014	775	756
Citigroup, Inc.	4.875%	5/7/2015	200	192
Citigroup, Inc.	4.700%	5/29/2015	50	48
Citigroup, Inc.	5.300%	1/7/2016	225	223
Citigroup, Inc.	6.625%	6/15/2032	100	108
Citigroup, Inc.	5.875%	2/22/2033	100	98
Citigroup, Inc.	6.000%	10/31/2033	250	250
Citigroup, Inc.	6.125%	8/25/2036	100	101
Colonial Bank NA	6.375%	12/1/2015	50	51
Comerica Bank	5.750%	11/21/2016	225	226
Comerica Bank	5.200%	8/22/2017	75	72
Compass Bank	5.900%	4/1/2026	50	49
Credit Suisse First Boston USA, Inc.	4.875%	8/15/2010	675	671
Credit Suisse First Boston USA, Inc.	5.250%	3/2/2011	150	151
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	250	260
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	400	422
Credit Suisse First Boston USA, Inc.	5.125%	1/15/2014	65	64
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	775	750
Credit Suisse First Boston USA, Inc.	5.125%	8/15/2015	435	428
Deutsche Bank Financial LLC	5.375%	3/2/2015	300	299
Fifth Third Bank	4.200%	2/23/2010	100	98
First Tennessee Bank	5.050%	1/15/2015	50	48
FirstStar Bank	7.125%	12/1/2009	250	263
Fleet Capital Trust II	7.920%	12/11/2026	400	416
4 HBOS Treasury Services PLC	5.250%	2/21/2017	550	554
HSBC Bank USA	5.625%	8/15/2035	250	239
HSBC Holdings PLC	7.500%	7/15/2009	350	368
HSBC Holdings PLC	7.625%	5/17/2032	100	118
HSBC Holdings PLC	7.350%	11/27/2032	100	117
HSBC Holdings PLC	6.500%	5/2/2036	350	369
JP Morgan Chase Capital XXII	6.450%	2/2/2037	100	100
JPM Capital Trust	6.550%	9/29/2036	125	125
JPMorgan Capital Trust	5.875%	3/15/2035	200	190
JPMorgan Chase & Co.	3.625%	5/1/2008	330	325
JPMorgan Chase & Co.	5.600%	6/1/2011	250	254
JPMorgan Chase & Co.	4.500%	1/15/2012	300	292
JPMorgan Chase & Co.	6.625%	3/15/2012	50	53
JPMorgan Chase & Co.	5.750%	1/2/2013	400	407
JPMorgan Chase & Co.	5.375%	1/15/2014	25	25
JPMorgan Chase & Co.	4.875%	3/15/2014	230	222
JPMorgan Chase & Co.	5.125%	9/15/2014	410	403
JPMorgan Chase & Co.	4.750%	3/1/2015	25	24
JPMorgan Chase & Co.	5.250%	5/1/2015	525	519
JPMorgan Chase & Co.	5.150%	10/1/2015	250	245
JPMorgan Chase & Co.	5.875%	6/13/2016	25	26
JPMorgan Chase & Co.	5.850%	8/1/2035	150	143
Key Bank NA	5.800%	7/1/2014	125	128
Key Bank NA	4.950%	9/15/2015	150	144
Key Bank NA	5.450%	3/3/2016	150	149
Marshall & Ilsley Bank	4.850%	6/16/2015	275	264
MBNA Corp.	6.125%	3/1/2013	125	130
Mellon Bank NA	4.750%	12/15/2014	50	48
Mellon Funding Corp.	5.000%	12/1/2014	300	293
National City Corp.	3.200%	4/1/2008	500	489
NB Capital Trust IV	8.250%	4/15/2027	200	208
North Fork Bancorp., Inc.	5.875%	8/15/2012	150	152
PNC Bank NA	4.875%	9/21/2017	325	309
PNC Funding Corp.	5.250%	11/15/2015	100	98
PNC Funding Corp.	5.625%	2/1/2017	50	51
Popular North America, Inc.	4.250%	4/1/2008	100	98
Regions Financial Corp.	4.500%	8/8/2008	100	99
Regions Financial Corp.	7.750%	3/1/2011	300	326
Regions Financial Corp.	6.375%	5/15/2012	100	105
Royal Bank of Canada	4.125%	1/26/2010	225	220
Royal Bank of Canada	5.650%	7/20/2011	100	102
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	300	297
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	50	49
2 Royal Bank of Scotland Group PLC	7.648%	8/29/2049	450	522
Santander Central Hispano Issuances	7.625%	9/14/2010	375	404
Santander Finance Issuances	6.375%	2/15/2011	50	52
Sanwa Bank Ltd.	8.350%	7/15/2009	100	107
Sanwa Bank Ltd.	7.400%	6/15/2011	500	540
Southtrust Corp.	5.800%	6/15/2014	50	51
Sovereign Bancorp, Inc.	4.800%	9/1/2010	200	197
Sumitomo Bank International Finance NV	8.500%	6/15/2009	150	160
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	445	497
SunTrust Banks, Inc.	5.000%	9/1/2015	100	97
SunTrust Banks, Inc.	5.200%	1/17/2017	100	97
SunTrust Banks, Inc.	5.450%	12/1/2017	300	300
2 Suntrust Capital	6.100%	12/1/2066	50	47
Swiss Bank Corp.	7.000%	10/15/2015	250	278
Swiss Bank Corp.	7.375%	6/15/2017	100	116
Synovus Financial Corp.	5.125%	6/15/2017	125	121
UFJ Finance Aruba AEC	6.750%	7/15/2013	150	161
Union Bank of California NA	5.950%	5/11/2016	100	103
UnionBanCal Corp.	5.250%	12/16/2013	50	49
US Bank NA	4.950%	10/30/2014	725	705
Wachovia Bank NA	4.875%	2/1/2015	270	260
Wachovia Bank NA	5.850%	2/1/2037	200	198
Wachovia Corp.	3.625%	2/17/2009	400	390
Wachovia Corp.	4.375%	6/1/2010	200	196
Wachovia Corp.	7.800%	8/18/2010	75	81
Wachovia Corp.	5.300%	10/15/2011	100	101
Wachovia Corp.	4.875%	2/15/2014	50	48
Wachovia Corp.	5.250%	8/1/2014	205	203
Wachovia Corp.	5.625%	10/15/2016	125	126
4 Wachovia Corp.	8.000%	12/15/2026	600	624
Wachovia Corp.	5.500%	8/1/2035	450	418
Washington Mutual Bank	6.875%	6/15/2011	625	658
Washington Mutual Bank	5.650%	8/15/2014	125	124
Washington Mutual Bank	5.125%	1/15/2015	50	48
Washington Mutual, Inc.	4.200%	1/15/2010	150	146
Washington Mutual, Inc.	5.000%	3/22/2012	175	172
Washington Mutual, Inc.	5.250%	9/15/2017	50	48
Wells Fargo & Co.	3.125%	4/1/2009	50	48
Wells Fargo & Co.	4.200%	1/15/2010	175	171
Wells Fargo & Co.	4.875%	1/12/2011	225	223
Wells Fargo & Co.	5.300%	8/26/2011	75	76
Wells Fargo & Co.	4.950%	10/16/2013	350	343
Wells Fargo & Co.	4.625%	4/15/2014	75	72
Wells Fargo & Co.	5.000%	11/15/2014	50	49
Wells Fargo & Co.	5.375%	2/7/2035	200	187
Wells Fargo Bank NA	4.750%	2/9/2015	825	790
Wells Fargo Bank NA	5.950%	8/26/2036	50	51
World Savings Bank, FSB	4.125%	12/15/2009	150	147
Zions Bancorp	5.500%	11/16/2015	175	172
Brokerage (1.5%)
Ameriprise Financial Inc.	5.350%	11/15/2010	150	151
Ameriprise Financial Inc.	5.650%	11/15/2015	125	126
Bear Stearns Co., Inc.	4.550%	6/23/2010	325	319
Bear Stearns Co., Inc.	5.350%	2/1/2012	50	50
Bear Stearns Co., Inc.	5.700%	11/15/2014	225	227
Bear Stearns Co., Inc.	5.300%	10/30/2015	50	49
Bear Stearns Co., Inc.	5.550%	1/22/2017	650	638
Goldman Sachs Group, Inc.	3.875%	1/15/2009	55	54
Goldman Sachs Group, Inc.	6.650%	5/15/2009	500	515
Goldman Sachs Group, Inc.	7.350%	10/1/2009	300	315
Goldman Sachs Group, Inc.	4.500%	6/15/2010	365	358
Goldman Sachs Group, Inc.	6.600%	1/15/2012	625	659
Goldman Sachs Group, Inc.	5.300%	2/14/2012	50	50
Goldman Sachs Group, Inc.	5.700%	9/1/2012	150	153
Goldman Sachs Group, Inc.	5.250%	4/1/2013	250	248
Goldman Sachs Group, Inc.	4.750%	7/15/2013	100	96
Goldman Sachs Group, Inc.	5.150%	1/15/2014	135	133
Goldman Sachs Group, Inc.	5.000%	10/1/2014	25	24
Goldman Sachs Group, Inc.	5.500%	11/15/2014	225	224
Goldman Sachs Group, Inc.	5.125%	1/15/2015	65	63
Goldman Sachs Group, Inc.	5.350%	1/15/2016	500	491
Goldman Sachs Group, Inc.	5.750%	10/1/2016	350	353
Goldman Sachs Group, Inc.	5.625%	1/15/2017	175	173
Goldman Sachs Group, Inc.	5.950%	1/15/2027	125	122
Goldman Sachs Group, Inc.	6.125%	2/15/2033	125	125
Goldman Sachs Group, Inc.	6.345%	2/15/2034	400	396
Goldman Sachs Group, Inc.	6.450%	5/1/2036	225	229
Janus Capital Group	5.875%	9/15/2011	75	76
Jefferies Group Inc.	6.250%	1/15/2036	175	168
Lehman Brothers Holdings, Inc.	3.500%	8/7/2008	50	49
Lehman Brothers Holdings, Inc.	3.600%	3/13/2009	200	194
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	25	24
Lehman Brothers Holdings, Inc.	5.000%	1/14/2011	150	149
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	550	580
Lehman Brothers Holdings, Inc.	5.250%	2/6/2012	300	299
Lehman Brothers Holdings, Inc.	5.750%	5/17/2013	300	306
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	425	424
Lehman Brothers Holdings, Inc.	5.750%	1/3/2017	150	150
Merrill Lynch & Co., Inc.	3.700%	4/21/2008	50	49
Merrill Lynch & Co., Inc.	3.125%	7/15/2008	475	464
Merrill Lynch & Co., Inc.	4.125%	1/15/2009	50	49
Merrill Lynch & Co., Inc.	6.000%	2/17/2009	75	76
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	225	221
Merrill Lynch & Co., Inc.	4.790%	8/4/2010	595	589
Merrill Lynch & Co., Inc.	5.770%	7/25/2011	25	26
Merrill Lynch & Co., Inc.	5.000%	2/3/2014	125	122
Merrill Lynch & Co., Inc.	5.450%	7/15/2014	25	25
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	475	461
Merrill Lynch & Co., Inc.	5.300%	9/30/2015	175	173
Merrill Lynch & Co., Inc.	6.050%	5/16/2016	225	230
Merrill Lynch & Co., Inc.	6.500%	7/15/2018	75	81
Merrill Lynch & Co., Inc.	6.220%	9/15/2026	350	351
Merrill Lynch & Co., Inc.	6.110%	1/29/2037	175	170
Morgan Stanley Dean Witter	4.000%	1/15/2010	750	729
Morgan Stanley Dean Witter	4.250%	5/15/2010	400	390
Morgan Stanley Dean Witter	6.750%	4/15/2011	250	263
Morgan Stanley Dean Witter	5.625%	1/9/2012	300	304
Morgan Stanley Dean Witter	6.600%	4/1/2012	250	264
Morgan Stanley Dean Witter	4.750%	4/1/2014	525	499
Morgan Stanley Dean Witter	5.375%	10/15/2015	175	172
Morgan Stanley Dean Witter	5.750%	10/18/2016	300	301
Morgan Stanley Dean Witter	5.450%	1/9/2017	500	491
Morgan Stanley Dean Witter	6.250%	8/9/2026	350	359
Morgan Stanley Dean Witter	7.250%	4/1/2032	150	173
Finance Companies (1.8%)
Allied Capital Corp.	6.000%	4/1/2012	75	74
American Express Centurion Bank	4.375%	7/30/2009	225	222
American Express Co.	5.250%	9/12/2011	100	100
American Express Co.	5.500%	9/12/2016	100	101
2 American Express Co.	6.800%	9/1/2066	200	213
American Express Credit Corp.	3.000%	5/16/2008	50	49
American Express Credit Corp.	5.000%	12/2/2010	150	150
American General Finance Corp.	3.875%	10/1/2009	225	219
American General Finance Corp.	4.875%	5/15/2010	100	99
American General Finance Corp.	4.875%	7/15/2012	25	24
American General Finance Corp.	5.850%	6/1/2013	405	416
American General Finance Corp.	5.750%	9/15/2016	425	430
Capital One Bank	4.875%	5/15/2008	125	125
Capital One Bank	4.250%	12/1/2008	175	172
Capital One Bank	5.750%	9/15/2010	175	178
Capital One Capital III	7.686%	8/15/2036	125	135
Capital One Capital IV	6.745%	2/17/2037	75	73
Capital One Financial	5.700%	9/15/2011	100	101
Capital One Financial	4.800%	2/21/2012	100	97
Capital One Financial	5.500%	6/1/2015	25	25
Capital One Financial	6.150%	9/1/2016	125	127
Capital One Financial	5.250%	2/21/2017	50	48
CIT Group Co. of Canada	4.650%	7/1/2010	350	344
CIT Group Co. of Canada	5.600%	11/2/2011	75	76
CIT Group Co. of Canada	5.200%	6/1/2015	125	121
CIT Group, Inc.	5.000%	11/24/2008	175	175
CIT Group, Inc.	4.250%	2/1/2010	100	98
CIT Group, Inc.	5.200%	11/3/2010	100	100
CIT Group, Inc.	5.600%	4/27/2011	125	126
CIT Group, Inc.	5.400%	3/7/2013	50	50
CIT Group, Inc.	5.000%	2/1/2015	100	95
CIT Group, Inc.	5.400%	1/30/2016	450	439
CIT Group, Inc.	5.850%	9/15/2016	100	100
CIT Group, Inc.	5.650%	2/13/2017	175	172
CIT Group, Inc.	6.000%	4/1/2036	75	73
Countrywide Financial Corp.	6.250%	5/15/2016	425	428
Countrywide Home Loan	3.250%	5/21/2008	50	49
Countrywide Home Loan	4.125%	9/15/2009	225	219
Countrywide Home Loan	4.000%	3/22/2011	250	237
General Electric Capital Corp.	3.500%	5/1/2008	700	688
General Electric Capital Corp.	3.600%	10/15/2008	70	68
General Electric Capital Corp.	3.125%	4/1/2009	200	193
General Electric Capital Corp.	3.250%	6/15/2009	575	554
General Electric Capital Corp.	4.125%	9/1/2009	425	417
General Electric Capital Corp.	4.625%	9/15/2009	725	719
General Electric Capital Corp.	5.250%	10/27/2009	50	50
General Electric Capital Corp.	4.875%	10/21/2010	500	498
General Electric Capital Corp.	6.125%	2/22/2011	525	544
General Electric Capital Corp.	5.500%	4/28/2011	125	127
General Electric Capital Corp.	5.875%	2/15/2012	550	568
General Electric Capital Corp.	4.375%	3/3/2012	100	97
General Electric Capital Corp.	4.250%	6/15/2012	50	48
General Electric Capital Corp.	5.650%	6/9/2014	175	179
General Electric Capital Corp.	5.000%	1/8/2016	275	269
General Electric Capital Corp.	6.750%	3/15/2032	1,000	1,133
2 HSBC Finance Capital Trust IX	5.911%	11/30/2035	100	99
HSBC Finance Corp.	6.400%	6/17/2008	225	228
HSBC Finance Corp.	4.125%	12/15/2008	500	491
HSBC Finance Corp.	4.750%	5/15/2009	775	769
HSBC Finance Corp.	4.625%	9/15/2010	125	123
HSBC Finance Corp.	5.250%	1/14/2011	225	225
HSBC Finance Corp.	5.700%	6/1/2011	300	304
HSBC Finance Corp.	6.375%	10/15/2011	375	391
HSBC Finance Corp.	7.000%	5/15/2012	275	295
HSBC Finance Corp.	6.375%	11/27/2012	75	79
HSBC Finance Corp.	4.750%	7/15/2013	100	96
HSBC Finance Corp.	5.250%	1/15/2014	400	396
HSBC Finance Corp.	5.250%	4/15/2015	50	49
HSBC Finance Corp.	5.000%	6/30/2015	275	264
HSBC Finance Corp.	5.500%	1/19/2016	125	124
International Lease Finance Corp.	4.500%	5/1/2008	250	248
International Lease Finance Corp.	5.125%	11/1/2010	175	175
International Lease Finance Corp.	5.450%	3/24/2011	50	50
International Lease Finance Corp.	5.750%	6/15/2011	450	460
International Lease Finance Corp.	5.000%	9/15/2012	100	99
iStar Financial Inc.	5.650%	9/15/2011	125	126
iStar Financial Inc.	5.150%	3/1/2012	250	245
iStar Financial Inc.	5.950%	10/15/2013	50	51
iStar Financial Inc.	5.875%	3/15/2016	75	74
iStar Financial Inc.	5.850%	3/15/2017	50	49
Residential Capital Corp.	6.125%	11/21/2008	225	224
Residential Capital Corp.	6.375%	6/30/2010	200	200
Residential Capital Corp.	6.000%	2/22/2011	200	197
Residential Capital Corp.	6.500%	4/17/2013	50	50
SLM Corp.	4.500%	7/26/2010	50	49
SLM Corp.	5.400%	10/25/2011	450	452
SLM Corp.	5.050%	11/14/2014	450	436
SLM Corp.	5.625%	8/1/2033	75	71
Insurance (1.1%)
ACE Capital Trust II	9.700%	4/1/2030	50	67
ACE INA Holdings, Inc.	5.700%	2/15/2017	100	100
AEGON NV	4.750%	6/1/2013	100	97
Aetna, Inc.	6.000%	6/15/2016	175	181
Aetna, Inc.	6.625%	6/15/2036	175	187
Allied World Assurance	7.500%	8/1/2016	150	161
Allstate Corp.	5.000%	8/15/2014	150	146
Allstate Corp.	6.125%	12/15/2032	100	102
Allstate Corp.	5.550%	5/9/2035	125	117
Allstate Corp.	5.950%	4/1/2036	75	74
Ambac, Inc.	5.950%	12/5/2035	300	291
Ambac, Inc.	6.150%	2/15/2037	25	24
American General Capital II	8.500%	7/1/2030	100	130
American International Group, Inc.	2.875%	5/15/2008	125	122
American International Group, Inc.	4.700%	10/1/2010	100	99
American International Group, Inc.	5.375%	10/18/2011	75	76
American International Group, Inc.	4.950%	3/20/2012	175	174
American International Group, Inc.	5.050%	10/1/2015	100	98
American International Group, Inc.	5.600%	10/18/2016	350	355
American International Group, Inc.	6.250%	5/1/2036	175	183
American International Group, Inc.	6.250%	3/15/2037	100	98
Arch Capital Group Ltd.	7.350%	5/1/2034	75	82
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	75	75
Assurant, Inc.	5.625%	2/15/2014	25	25
Assurant, Inc.	6.750%	2/15/2034	50	53
AXA Financial, Inc.	7.750%	8/1/2010	100	108
AXA SA	8.600%	12/15/2030	375	476
Axis Capital Holdings	5.750%	12/1/2014	50	50
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	75	73
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	365	357
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	100	97
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	50	48
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	175	170
2 Chubb Corp.	6.375%	3/29/2067	75	75
CIGNA Corp.	7.875%	5/15/2027	50	59
CIGNA Corp.	6.150%	11/15/2036	50	50
Cincinnati Financial Corp.	6.125%	11/1/2034	150	148
CNA Financial Corp.	6.000%	8/15/2011	100	102
CNA Financial Corp.	5.850%	12/15/2014	100	100
CNA Financial Corp.	6.500%	8/15/2016	175	181
Commerce Group, Inc.	5.950%	12/9/2013	50	50
Fund American Cos., Inc.	5.875%	5/15/2013	75	76
GE Global Insurance Holdings Corp.	6.450%	3/1/2019	100	106
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	50	55
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	50	61
Genworth Financial, Inc.	5.750%	6/15/2014	50	51
Genworth Financial, Inc.	6.500%	6/15/2034	150	159
2 Genworth Financial, Inc.	6.150%	11/15/2066	75	74
Hartford Financial Services Group, Inc.	5.250%	10/15/2011	100	100
Hartford Financial Services Group, Inc.	5.500%	10/15/2016	25	25
Hartford Financial Services Group, Inc.	5.375%	3/15/2017	100	99
Hartford Financial Services Group, Inc.	5.950%	10/15/2036	100	99
Hartford Financial Services Group, Inc.	6.100%	10/1/2041	200	202
Humana Inc.	6.450%	6/1/2016	150	155
2 ING Capital Funding Trust III	5.775%	12/8/2049	150	149
ING USA Global	4.500%	10/1/2010	325	319
John Hancock Financial Services	5.625%	12/1/2008	100	101
Lincoln National Corp.	6.200%	12/15/2011	100	104
Lincoln National Corp.	6.150%	4/7/2036	150	153
2 Lincoln National Corp.	6.050%	4/20/2067	50	49
Loews Corp.	6.000%	2/1/2035	50	48
Marsh & McLennan Cos., Inc.	5.150%	9/15/2010	50	50
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	175	181
Marsh & McLennan Cos., Inc.	5.750%	9/15/2015	200	199
MetLife, Inc.	5.000%	11/24/2013	50	49
MetLife, Inc.	5.000%	6/15/2015	125	122
MetLife, Inc.	6.500%	12/15/2032	175	188
MetLife, Inc.	6.375%	6/15/2034	100	105
Principal Financial Group, Inc.	6.050%	10/15/2036	100	101
Principal Life Income Funding	5.125%	3/1/2011	125	125
Principal Life Income Funding	5.100%	4/15/2014	100	98
Progressive Corp.	6.375%	1/15/2012	100	105
Progressive Corp.	6.625%	3/1/2029	125	136
Protective Life Secured Trust	3.700%	11/24/2008	175	171
Protective Life Secured Trust	4.850%	8/16/2010	100	99
Prudential Financial, Inc.	4.500%	7/15/2013	200	191
Prudential Financial, Inc.	5.100%	9/20/2014	75	73
Prudential Financial, Inc.	5.500%	3/15/2016	75	75
Prudential Financial, Inc.	5.750%	7/15/2033	50	49
Prudential Financial, Inc.	5.400%	6/13/2035	100	92
Prudential Financial, Inc.	5.900%	3/17/2036	125	123
Prudential Financial, Inc.	5.700%	12/14/2036	100	96
St. Paul Travelers Cos., Inc.	6.250%	6/20/2016	150	158
Torchmark Corp.	6.375%	6/15/2016	100	105
2 Travelers Cos. Inc.	6.250%	3/15/2037	75	74
UnitedHealth Group, Inc.	4.125%	8/15/2009	50	49
UnitedHealth Group, Inc.	5.250%	3/15/2011	150	150
UnitedHealth Group, Inc.	5.000%	8/15/2014	75	73
UnitedHealth Group, Inc.	4.875%	3/15/2015	50	48
UnitedHealth Group, Inc.	5.800%	3/15/2036	75	72
WellPoint Inc.	4.250%	12/15/2009	50	49
WellPoint Inc.	6.375%	1/15/2012	100	105
WellPoint Inc.	6.800%	8/1/2012	150	160
WellPoint Inc.	5.000%	12/15/2014	25	24
WellPoint Inc.	5.250%	1/15/2016	50	49
WellPoint Inc.	5.950%	12/15/2034	375	368
WellPoint Inc.	5.850%	1/15/2036	25	24
Willis North America Inc.	5.625%	7/15/2015	225	216
XL Capital Ltd.	5.250%	9/15/2014	125	122
2 XL Capital Ltd.	6.500%	12/15/2049	125	122
4 XTRA Finance Corp.	5.150%	4/1/2017	375	369

Real Estate Investment Trusts (0.4%)
Archstone-Smith Operating Trust	5.250%	5/1/2015	100	98
Arden Realty LP	5.250%	3/1/2015	25	25
AvalonBay Communities, Inc.	5.500%	1/15/2012	50	50
AvalonBay Communities, Inc.	5.750%	9/15/2016	50	51
Boston Properties, Inc.	5.625%	4/15/2015	200	202
Brandywine Operating Partnership	4.500%	11/1/2009	100	98
Brandywine Operating Partnership	5.625%	12/15/2010	50	51
Brandywine Operating Partnership	5.400%	11/1/2014	50	49
Colonial Realty LP	5.500%	10/1/2015	50	49
Developers Diversified Realty Corp.	5.375%	10/15/2012	125	125
Duke Realty LP	5.625%	8/15/2011	50	51
Duke Realty LP	5.950%	2/15/2017	50	51
ERP Operating LP	6.625%	3/15/2012	250	266
ERP Operating LP	5.250%	9/15/2014	50	50
ERP Operating LP	5.125%	3/15/2016	75	73
ERP Operating LP	5.375%	8/1/2016	50	50
Health Care Property Investors, Inc.	6.450%	6/25/2012	50	52
Health Care Property Investors, Inc.	5.650%	12/15/2013	250	248
Health Care Property Investors, Inc.	6.300%	9/15/2016	150	154
Health Care REIT, Inc.	6.200%	6/1/2016	150	151
HealthCare Realty Trust	5.125%	4/1/2014	75	72
Hospitality Properties	5.125%	2/15/2015	50	48
HRPT Properties Trust	6.250%	8/15/2016	150	155
Kimco Realty Corp.	5.783%	3/15/2016	25	25
Liberty Property LP	5.125%	3/2/2015	250	243
Liberty Property LP	5.500%	12/15/2016	50	49
ProLogis	5.250%	11/15/2010	75	75
ProLogis	5.500%	3/1/2013	75	76
ProLogis	5.625%	11/15/2015	75	75
ProLogis	5.750%	4/1/2016	50	51
ProLogis	5.625%	11/15/2016	75	75
Regency Centers LP	6.750%	1/15/2012	300	317
Regency Centers LP	5.250%	8/1/2015	25	25
Simon Property Group Inc.	4.875%	8/15/2010	75	74
Simon Property Group Inc.	5.000%	3/1/2012	100	99
Simon Property Group Inc.	5.750%	12/1/2015	525	533
Simon Property Group Inc.	5.250%	12/1/2016	250	245
Simon Property Group Inc.	5.875%	3/1/2017	25	26
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/2015	100	101
Vornado Realty	5.600%	2/15/2011	175	176
Other (0.0%)
J. Paul Getty Trust	5.875%	10/1/2033	75	75

				87,227

Industrial (8.7%)
Basic Industry (0.6%)
Alcan, Inc.	4.500%	5/15/2013	125	118
Alcan, Inc.	5.200%	1/15/2014	125	123
Alcan, Inc.	5.000%	6/1/2015	25	24
Alcoa, Inc.	7.375%	8/1/2010	100	107
Alcoa, Inc.	5.375%	1/15/2013	200	199
Alcoa, Inc.	5.900%	2/1/2027	50	49
Barrick Gold Finance Inc.	4.875%	11/15/2014	75	72
BHP Billiton Finance	4.800%	4/15/2013	125	122
BHP Billiton Finance	5.250%	12/15/2015	50	49
BHP Finance USA Ltd.	5.125%	3/29/2012	200	199
BHP Finance USA Ltd.	8.500%	12/1/2012	200	233
BHP Finance USA Ltd.	5.400%	3/29/2017	100	99
Celulosa Arauco Constitution SA	8.625%	8/15/2010	100	110
Celulosa Arauco Constitution SA	5.625%	4/20/2015	250	247
Dow Chemical Co.	6.000%	10/1/2012	375	387
Dow Chemical Co.	7.375%	11/1/2029	25	28
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	170	178
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	30	29
E.I. du Pont de Nemours & Co.	4.750%	11/15/2012	25	24
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	100	107
Falconbridge Ltd.	7.350%	6/5/2012	75	82
ICI Wilmington	4.375%	12/1/2008	100	98
Inco Ltd.	7.750%	5/15/2012	125	138
Inco Ltd.	5.700%	10/15/2015	125	124
International Paper Co.	4.250%	1/15/2009	100	98
International Paper Co.	5.850%	10/30/2012	49	50
International Paper Co.	5.300%	4/1/2015	75	72
Lubrizol Corp.	5.500%	10/1/2014	25	24
MeadWestvaco Corp.	6.850%	4/1/2012	50	52
Monsanto Co.	7.375%	8/15/2012	100	109
Newmont Mining	5.875%	4/1/2035	100	92
Noranda, Inc.	7.250%	7/15/2012	50	54
Noranda, Inc.	5.500%	6/15/2017	200	198
Placer Dome, Inc.	6.450%	10/15/2035	75	77
Plum Creek Timber Co.	5.875%	11/15/2015	100	99
Potash Corp. of Saskatchewan	7.750%	5/31/2011	375	409
Praxair, Inc.	3.950%	6/1/2013	200	187
Praxair, Inc.	5.200%	3/15/2017	25	25
Rohm & Haas Co.	7.850%	7/15/2029	100	118
Southern Copper Corp.	7.500%	7/27/2035	150	164
Teck Cominco Ltd.	6.125%	10/1/2035	150	145
Vale Overseas Ltd.	6.250%	1/23/2017	200	207
Vale Overseas Ltd.	8.250%	1/17/2034	175	212
Vale Overseas Ltd.	6.875%	11/21/2036	450	467
Westvaco Corp.	8.200%	1/15/2030	25	28
Weyerhaeuser Co.	6.750%	3/15/2012	475	499
Weyerhaeuser Co.	7.375%	3/15/2032	50	52
Capital Goods (0.9%)
3M Co.	5.125%	11/6/2009	50	50
Bemis Co. Inc.	4.875%	4/1/2012	150	147
Boeing Capital Corp.	7.375%	9/27/2010	350	376
Boeing Co.	6.625%	2/15/2038	150	170
Caterpillar Financial Services Corp.	2.700%	7/15/2008	150	146
Caterpillar Financial Services Corp.	4.500%	9/1/2008	35	35
Caterpillar Financial Services Corp.	4.150%	1/15/2010	50	49
Caterpillar Financial Services Corp.	4.750%	2/17/2015	150	144
Caterpillar, Inc.	5.700%	8/15/2016	100	102
Caterpillar, Inc.	6.625%	7/15/2028	75	83
Caterpillar, Inc.	7.300%	5/1/2031	100	117
Caterpillar, Inc.	6.050%	8/15/2036	225	229
Caterpillar, Inc.	7.375%	3/1/2097	175	204
CRH America Inc.	5.625%	9/30/2011	50	51
CRH America Inc.	6.950%	3/15/2012	300	318
CRH America Inc.	6.000%	9/30/2016	100	101
Deere & Co.	6.950%	4/25/2014	175	191
Deere & Co.	7.125%	3/3/2031	100	116
4 Embraer Overseas Ltd.	6.375%	1/24/2017	150	152
Emerson Electric Co.	7.125%	8/15/2010	50	53
Emerson Electric Co.	4.625%	10/15/2012	300	292
General Dynamics Corp.	3.000%	5/15/2008	200	195
General Dynamics Corp.	4.250%	5/15/2013	75	71
General Electric Co.	5.000%	2/1/2013	850	843
Hanson PLC	7.875%	9/27/2010	75	81
Hanson PLC	5.250%	3/15/2013	25	24
Honeywell International, Inc.	6.125%	11/1/2011	100	104
Honeywell International, Inc.	5.300%	3/15/2017	200	198
John Deere Capital Corp.	4.875%	3/16/2009	600	597
John Deere Capital Corp.	5.400%	10/17/2011	150	151
Joy Global, Inc.	6.000%	11/15/2016	50	50
Lafarge SA	6.500%	7/15/2016	200	210
Lafarge SA	7.125%	7/15/2036	325	349
Lockheed Martin Corp.	6.150%	9/1/2036	575	595
Masco Corp.	4.800%	6/15/2015	225	206
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/2028	100	108
Minnesota Mining & Manufacturing Corp.	5.700%	3/15/2037	125	123
Mohawk Industries Inc.	5.750%	1/15/2011	225	228
Mohawk Industries Inc.	6.125%	1/15/2016	275	276
Northrop Grumman Corp.	7.125%	2/15/2011	250	267
Northrop Grumman Corp.	7.750%	2/15/2031	125	153
4 Owens Corning, Inc.	6.500%	12/1/2016	25	26
4 Owens Corning, Inc.	7.000%	12/1/2036	50	51
Raytheon Co.	8.300%	3/1/2010	125	137
Raytheon Co.	5.500%	11/15/2012	100	102
Raytheon Co.	5.375%	4/1/2013	25	25
Raytheon Co.	7.200%	8/15/2027	25	29
Republic Services, Inc.	6.086%	3/15/2035	75	72
Textron, Inc.	6.500%	6/1/2012	225	239
TRW, Inc.	7.750%	6/1/2029	300	365
Tyco International Group SA	6.750%	2/15/2011	125	133
Tyco International Group SA	6.375%	10/15/2011	200	212
Tyco International Group SA	6.000%	11/15/2013	50	53
Tyco International Group SA	7.000%	6/15/2028	325	385
United Technologies Corp.	4.375%	5/1/2010	100	98
United Technologies Corp.	4.875%	5/1/2015	125	121
United Technologies Corp.	6.700%	8/1/2028	100	110
United Technologies Corp.	7.500%	9/15/2029	125	151
United Technologies Corp.	5.400%	5/1/2035	50	47
United Technologies Corp.	6.050%	6/1/2036	200	206
Communication (2.3%)
Alltel Corp.	7.000%	7/1/2012	175	184
America Movil SA de C.V	4.125%	3/1/2009	125	122
America Movil SA de C.V	5.500%	3/1/2014	50	50
America Movil SA de C.V	5.750%	1/15/2015	100	100
America Movil SA de C.V	6.375%	3/1/2035	175	172
AT&T Corp.	6.000%	3/15/2009	250	254
AT&T Corp.	7.300%	11/15/2011	150	163
AT&T Corp.	8.000%	11/15/2031	725	901
AT&T Inc.	4.125%	9/15/2009	200	195
AT&T Inc.	5.300%	11/15/2010	50	50
AT&T Inc.	5.875%	2/1/2012	340	348
AT&T Inc.	5.875%	8/15/2012	110	113
AT&T Inc.	5.100%	9/15/2014	275	269
AT&T Inc.	5.625%	6/15/2016	225	226
AT&T Inc.	6.150%	9/15/2034	75	74
BellSouth Capital Funding	7.875%	2/15/2030	75	87
BellSouth Corp.	4.200%	9/15/2009	225	220
BellSouth Corp.	4.750%	11/15/2012	125	122
BellSouth Corp.	5.200%	9/15/2014	175	172
BellSouth Corp.	5.200%	12/15/2016	250	242
BellSouth Corp.	6.550%	6/15/2034	225	231
BellSouth Corp.	6.000%	11/15/2034	60	58
BellSouth Telecommunications	6.375%	6/1/2028	70	71
British Sky Broadcasting Corp.	6.875%	2/23/2009	50	51
British Sky Broadcasting Corp.	8.200%	7/15/2009	50	53
British Telecommunications PLC	8.625%	12/15/2010	125	140
British Telecommunications PLC	9.125%	12/15/2030	500	686
CBS Corp.	7.700%	7/30/2010	125	134
CBS Corp.	6.625%	5/15/2011	125	131
CenturyTel, Inc.	5.000%	2/15/2015	50	47
Cingular Wireless LLC	6.500%	12/15/2011	100	105
Cingular Wireless LLC	7.125%	12/15/2031	225	247
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	150	171
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	139	181
Comcast Cable Communications, Inc.	6.875%	6/15/2009	300	310
Comcast Cable Communications, Inc.	6.750%	1/30/2011	75	79
Comcast Cable Communications, Inc.	8.875%	5/1/2017	500	612
Comcast Corp.	5.850%	1/15/2010	800	816
Comcast Corp.	5.500%	3/15/2011	50	50
Comcast Corp.	5.300%	1/15/2014	150	148
Comcast Corp.	5.900%	3/15/2016	100	102
Comcast Corp.	5.875%	2/15/2018	100	100
Comcast Corp.	6.500%	11/15/2035	125	126
Comcast Corp.	6.450%	3/15/2037	500	500
Cox Communications, Inc.	6.750%	3/15/2011	425	447
Cox Communications, Inc.	5.450%	12/15/2014	500	492
Cox Communications, Inc.	5.500%	10/1/2015	125	123
Deutsche Telekom International Finance	3.875%	7/22/2008	100	98
Deutsche Telekom International Finance	8.000%	6/15/2010	525	569
Deutsche Telekom International Finance	8.250%	6/15/2030	425	526
Embarq Corp.	7.082%	6/1/2016	200	204
Embarq Corp.	7.995%	6/1/2036	50	51
France Telecom	7.750%	3/1/2011	325	354
France Telecom	8.500%	3/1/2031	425	552
Gannett Co., Inc.	6.375%	4/1/2012	150	157
Grupo Televisa SA	6.625%	3/18/2025	100	104
Koninklijke KPN NV	8.000%	10/1/2010	75	81
New Cingular Wireless Services	7.875%	3/1/2011	550	602
New Cingular Wireless Services	8.125%	5/1/2012	275	310
New Cingular Wireless Services	8.750%	3/1/2031	125	161
News America Holdings, Inc.	9.250%	2/1/2013	100	118
News America Holdings, Inc.	8.150%	10/17/2036	175	211
News America Inc.	5.300%	12/15/2014	250	248
News America Inc.	6.200%	12/15/2034	225	218
News America Inc.	6.400%	12/15/2035	115	114
Nextel Communications	6.875%	10/31/2013	150	154
Nextel Communications	5.950%	3/15/2014	105	104
Nextel Communications	7.375%	8/1/2015	180	187
Omnicom Group Inc.	5.900%	4/15/2016	25	26
Pacific Bell	7.125%	3/15/2026	50	54
R.R. Donnelley & Sons Co.	3.750%	4/1/2009	50	49
R.R. Donnelley & Sons Co.	4.950%	5/15/2010	75	74
R.R. Donnelley & Sons Co.	5.625%	1/15/2012	50	50
R.R. Donnelley & Sons Co.	4.950%	4/1/2014	25	23
R.R. Donnelley & Sons Co.	5.500%	5/15/2015	50	48
Reed Elsevier Capital	4.625%	6/15/2012	25	24
Sprint Capital Corp.	6.125%	11/15/2008	275	278
Sprint Capital Corp.	6.375%	5/1/2009	275	282
Sprint Capital Corp.	7.625%	1/30/2011	325	349
Sprint Capital Corp.	6.875%	11/15/2028	200	199
Sprint Capital Corp.	8.750%	3/15/2032	275	325
Sprint Nextel Corp.	6.000%	12/1/2016	275	271
Telecom Italia Capital	4.000%	11/15/2008	135	132
Telecom Italia Capital	4.875%	10/1/2010	100	98
Telecom Italia Capital	6.200%	7/18/2011	100	103
Telecom Italia Capital	5.250%	11/15/2013	145	141
Telecom Italia Capital	4.950%	9/30/2014	150	142
Telecom Italia Capital	5.250%	10/1/2015	375	356
Telecom Italia Capital	6.375%	11/15/2033	35	33
Telecom Italia Capital	7.200%	7/18/2036	100	104
Tele-Communications, Inc.	7.875%	8/1/2013	50	56
Telefonica Emisiones SAU	5.984%	6/20/2011	200	205
Telefonica Emisiones SAU	6.421%	6/20/2016	325	339
Telefonica Emisiones SAU	7.045%	6/20/2036	275	294
Telefonica Europe BV	7.750%	9/15/2010	125	135
Telefonica Europe BV	8.250%	9/15/2030	200	241
Telefonos de Mexico SA	4.750%	1/27/2010	325	321
Telefonos de Mexico SA	5.500%	1/27/2015	200	197
Telus Corp.	8.000%	6/1/2011	125	137
Thomson Corp.	5.500%	8/15/2035	200	177
Time Warner Entertainment	7.250%	9/1/2008	50	51
Time Warner Entertainment	8.375%	3/15/2023	175	207
Time Warner Entertainment	8.375%	7/15/2033	100	122
US Cellular	6.700%	12/15/2033	75	71
Verizon Global Funding Corp.	7.250%	12/1/2010	300	321
Verizon Global Funding Corp.	6.875%	6/15/2012	900	965
Verizon Global Funding Corp.	7.750%	12/1/2030	125	145
Verizon Global Funding Corp.	5.850%	9/15/2035	425	402
Verizon New England, Inc.	6.500%	9/15/2011	200	208
Verizon New Jersey, Inc.	5.875%	1/17/2012	100	102
Verizon New York, Inc.	6.875%	4/1/2012	75	79
Verizon Virginia, Inc.	4.625%	3/15/2013	100	95
Vodafone AirTouch PLC	7.750%	2/15/2010	50	53
Vodafone AirTouch PLC	7.875%	2/15/2030	50	58
Vodafone Group PLC	5.350%	2/27/2012	100	100
Vodafone Group PLC	5.000%	12/16/2013	225	220
Vodafone Group PLC	5.375%	1/30/2015	350	345
Vodafone Group PLC	5.000%	9/15/2015	200	191
Vodafone Group PLC	5.750%	3/15/2016	50	50
Vodafone Group PLC	5.625%	2/27/2017	250	248
Vodafone Group PLC	6.150%	2/27/2037	75	72
WPP Finance USA Corp.	5.875%	6/15/2014	75	76
Consumer Cyclical (1.5%)
Brinker International	5.750%	6/1/2014	50	49
Centex Corp.	5.450%	8/15/2012	75	72
Centex Corp.	5.125%	10/1/2013	50	47
Centex Corp.	6.500%	5/1/2016	125	123
Chrysler Corp.	7.450%	3/1/2027	50	56
Costco Wholesale Corp.	5.300%	3/15/2012	25	25
Costco Wholesale Corp.	5.500%	3/15/2017	200	200
CVS Corp.	4.000%	9/15/2009	25	24
CVS Corp.	5.750%	8/15/2011	25	25
CVS Corp.	4.875%	9/15/2014	75	72
CVS Corp.	6.125%	8/15/2016	25	26
D.R. Horton, Inc.	4.875%	1/15/2010	75	74
D.R. Horton, Inc.	6.000%	4/15/2011	75	75
D.R. Horton, Inc.	5.375%	6/15/2012	100	97
D.R. Horton, Inc.	5.250%	2/15/2015	220	199
D.R. Horton, Inc.	6.500%	4/15/2016	200	196
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	250	246
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	25	26
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	175	173
DaimlerChrysler North America Holding Corp.	5.875%	3/15/2011	600	612
DaimlerChrysler North America Holding Corp.	5.750%	9/8/2011	400	406
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	625	673
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	300	315
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	100	125
Federated Department Stores, Inc.	6.300%	4/1/2009	25	26
Federated Department Stores, Inc.	6.625%	4/1/2011	275	287
Federated Department Stores, Inc.	6.790%	7/15/2027	50	49
Federated Retail Holding	5.350%	3/15/2012	75	75
Federated Retail Holding	5.900%	12/1/2016	150	150
Federated Retail Holding	6.375%	3/15/2037	75	73
Home Depot Inc.	3.750%	9/15/2009	150	145
Home Depot Inc.	4.625%	8/15/2010	100	98
Home Depot Inc.	5.250%	12/16/2013	125	124
Home Depot Inc.	5.400%	3/1/2016	175	171
Home Depot Inc.	5.875%	12/16/2036	225	214
ITT Corp.	7.375%	11/15/2015	350	366
J.C. Penney Co., Inc.	8.000%	3/1/2010	150	161
J.C. Penney Co., Inc.	7.950%	4/1/2017	75	85
J.C. Penney Co., Inc.	7.400%	4/1/2037	200	216
Johnson Controls, Inc.	5.250%	1/15/2011	75	75
Johnson Controls, Inc.	6.000%	1/15/2036	25	24
Kohl's Corp.	6.000%	1/15/2033	100	96
Lennar Corp.	5.950%	10/17/2011	200	199
Lennar Corp.	5.600%	5/31/2015	225	211
Lowe's Cos., Inc.	5.000%	10/15/2015	150	145
Lowe's Cos., Inc.	5.400%	10/15/2016	150	149
Lowe's Cos., Inc.	6.875%	2/15/2028	25	27
Lowe's Cos., Inc.	6.500%	3/15/2029	200	209
Lowe's Cos., Inc.	5.800%	10/15/2036	50	48
Marriott International	4.625%	6/15/2012	100	96
Marriott International	6.200%	6/15/2016	25	26
May Department Stores Co.	5.750%	7/15/2014	50	49
May Department Stores Co.	6.650%	7/15/2024	75	73
May Department Stores Co.	6.700%	7/15/2034	100	98
McDonald's Corp.	5.300%	3/15/2017	125	123
MDC Holdings Inc.	5.500%	5/15/2013	75	70
Pulte Homes, Inc.	4.875%	7/15/2009	175	172
Pulte Homes, Inc.	6.000%	2/15/2035	50	45
Target Corp.	5.400%	10/1/2008	250	251
Target Corp.	7.500%	8/15/2010	75	81
Target Corp.	4.000%	6/15/2013	400	373
Target Corp.	5.875%	7/15/2016	100	103
Target Corp.	7.000%	7/15/2031	25	29
Target Corp.	6.350%	11/1/2032	150	159
The Walt Disney Co.	5.700%	7/15/2011	275	282
The Walt Disney Co.	6.375%	3/1/2012	150	158
The Walt Disney Co.	5.625%	9/15/2016	150	153
Time Warner, Inc.	6.750%	4/15/2011	375	395
Time Warner, Inc.	5.500%	11/15/2011	250	252
Time Warner, Inc.	6.875%	5/1/2012	75	80
Time Warner, Inc.	5.875%	11/15/2016	75	76
Time Warner, Inc.	9.150%	2/1/2023	195	248
Time Warner, Inc.	6.625%	5/15/2029	175	177
Time Warner, Inc.	7.625%	4/15/2031	300	336
Time Warner, Inc.	7.700%	5/1/2032	225	255
Time Warner, Inc.	6.500%	11/15/2036	175	174
Toll Brothers, Inc.	5.150%	5/15/2015	100	90
Toyota Motor Credit Corp.	4.250%	3/15/2010	525	516
Toyota Motor Credit Corp.	5.450%	5/18/2011	225	229
Viacom Inc.	5.750%	4/30/2011	175	177
Viacom Inc.	6.250%	4/30/2016	50	51
Viacom Inc.	6.875%	4/30/2036	250	251
Wal-Mart Stores	5.375%	4/5/2017	25	25
Wal-Mart Stores	5.875%	4/5/2027	175	176
Wal-Mart Stores, Inc.	3.375%	10/1/2008	475	463
Wal-Mart Stores, Inc.	6.875%	8/10/2009	250	260
Wal-Mart Stores, Inc.	4.000%	1/15/2010	75	73
Wal-Mart Stores, Inc.	4.125%	7/1/2010	90	88
Wal-Mart Stores, Inc.	4.750%	8/15/2010	60	60
Wal-Mart Stores, Inc.	4.125%	2/15/2011	25	24
Wal-Mart Stores, Inc.	4.550%	5/1/2013	525	507
Wal-Mart Stores, Inc.	7.250%	6/1/2013	100	110
Wal-Mart Stores, Inc.	4.500%	7/1/2015	225	213
Wal-Mart Stores, Inc.	7.550%	2/15/2030	200	240
Wal-Mart Stores, Inc.	5.250%	9/1/2035	75	68
Western Union Co.	5.400%	11/17/2011	125	125
Western Union Co.	5.930%	10/1/2016	125	124
Western Union Co.	6.200%	11/17/2036	75	71
Yum! Brands, Inc.	8.875%	4/15/2011	175	196
Yum! Brands, Inc.	7.700%	7/1/2012	50	55
Yum! Brands, Inc.	6.250%	4/15/2016	250	257
Consumer Noncyclical (1.7%)
Abbott Laboratories	3.500%	2/17/2009	125	122
Abbott Laboratories	5.375%	5/15/2009	150	151
Abbott Laboratories	5.600%	5/15/2011	150	153
Abbott Laboratories	4.350%	3/15/2014	225	213
Abbott Laboratories	5.875%	5/15/2016	275	284
Allergan Inc.	5.750%	4/1/2016	25	25
Altria Group, Inc.	5.625%	11/4/2008	125	126
Altria Group, Inc.	7.000%	11/4/2013	50	54
AmerisourceBergen Corp.	5.625%	9/15/2012	100	100
AmerisourceBergen Corp.	5.875%	9/15/2015	150	149
Amgen Inc.	4.000%	11/18/2009	175	170
Amgen Inc.	4.850%	11/18/2014	100	97
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	250	258
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	150	154
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	150	165
Anheuser-Busch Cos., Inc.	5.750%	4/1/2036	50	48
Archer-Daniels-Midland Co.	7.500%	3/15/2027	200	235
Archer-Daniels-Midland Co.	5.935%	10/1/2032	100	99
Archer-Daniels-Midland Co.	5.375%	9/15/2035	275	253
AstraZeneca PLC	5.400%	6/1/2014	75	75
Baxter Finco, BV	4.750%	10/15/2010	175	173
Boston Scientific	6.000%	6/15/2011	100	101
Boston Scientific	5.450%	6/15/2014	225	216
Boston Scientific	6.400%	6/15/2016	75	75
Boston Scientific	7.000%	11/15/2035	50	48
Bottling Group LLC	4.625%	11/15/2012	200	195
Bottling Group LLC	5.000%	11/15/2013	75	74
Bottling Group LLC	5.500%	4/1/2016	200	201
Bristol-Myers Squibb Co.	7.150%	6/15/2023	300	340
Bristol-Myers Squibb Co.	5.875%	11/15/2036	200	196
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	50	49
Bunge Ltd. Finance Corp.	5.100%	7/15/2015	25	24
Campbell Soup Co.	6.750%	2/15/2011	100	105
Cardinal Health, Inc.	4.000%	6/15/2015	50	45
Cardinal Health, Inc.	5.850%	12/15/2017	275	274
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	100	121
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	100	116
Clorox Co.	4.200%	1/15/2010	175	171
Clorox Co.	5.000%	1/15/2015	50	48
Coca-Cola Enterprises Inc.	5.750%	11/1/2008	150	152
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	50	63
Coca-Cola Enterprises Inc.	8.000%	9/15/2022	200	244
Coca-Cola HBC Finance	5.125%	9/17/2013	100	99
ConAgra Foods, Inc.	7.875%	9/15/2010	234	253
Diageo Finance BV	5.300%	10/28/2015	75	74
Eli Lilly & Co.	6.000%	3/15/2012	50	52
Eli Lilly & Co.	5.200%	3/15/2017	150	147
Eli Lilly & Co.	5.500%	3/15/2027	150	144
Fortune Brands Inc.	5.125%	1/15/2011	125	124
Fortune Brands Inc.	5.375%	1/15/2016	125	120
Fortune Brands Inc.	5.875%	1/15/2036	50	45
Genentech Inc.	4.750%	7/15/2015	25	24
Genentech Inc.	5.250%	7/15/2035	75	69
General Mills, Inc.	6.000%	2/15/2012	233	241
General Mills, Inc.	5.700%	2/15/2017	75	75
Gillette Co.	3.800%	9/15/2009	100	97
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	375	355
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	400	458
H.J. Heinz Co.	6.625%	7/15/2011	250	262
H.J. Heinz Co.	6.750%	3/15/2032	225	229
Hershey Foods Corp.	5.300%	9/1/2011	50	50
Hershey Foods Corp.	5.450%	9/1/2016	50	50
Hospira, Inc.	5.900%	6/15/2014	75	74
Johnson & Johnson	3.800%	5/15/2013	75	70
Johnson & Johnson	6.950%	9/1/2029	25	30
Johnson & Johnson	4.950%	5/15/2033	150	139
Kellogg Co.	2.875%	6/1/2008	250	244
Kellogg Co.	6.600%	4/1/2011	220	231
Kimberly-Clark Corp.	4.875%	8/15/2015	200	193
Kimberly-Clark Corp.	6.250%	7/15/2018	50	53
Kraft Foods, Inc.	4.125%	11/12/2009	425	414
Kraft Foods, Inc.	5.625%	11/1/2011	50	51
Kraft Foods, Inc.	6.250%	6/1/2012	200	208
Kraft Foods, Inc.	5.250%	10/1/2013	25	25
Kraft Foods, Inc.	6.500%	11/1/2031	200	203
Kroger Co.	6.800%	4/1/2011	225	236
Kroger Co.	6.750%	4/15/2012	225	237
Kroger Co.	6.200%	6/15/2012	250	259
Kroger Co.	8.000%	9/15/2029	125	140
Kroger Co.	7.500%	4/1/2031	100	109
Laboratory Corp. of America	5.625%	12/15/2015	75	74
McKesson Corp.	7.750%	2/1/2012	100	110
Mckesson Corp.	5.250%	3/1/2013	175	174
Medtronic Inc.	4.375%	9/15/2010	75	73
Medtronic Inc.	4.750%	9/15/2015	100	96
Merck & Co.	4.375%	2/15/2013	200	191
Merck & Co.	4.750%	3/1/2015	50	48
Merck & Co.	6.400%	3/1/2028	50	53
Merck & Co.	5.950%	12/1/2028	75	76
Molson Coors Capital Finance	4.850%	9/22/2010	50	49
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	275	311
PepsiAmericas Inc.	5.000%	5/15/2017	100	95
Pfizer, Inc.	4.500%	2/15/2014	250	241
Philip Morris Cos., Inc.	7.650%	7/1/2008	50	51
Philip Morris Cos., Inc.	7.750%	1/15/2027	175	209
Procter & Gamble Co.	4.950%	8/15/2014	50	49
Procter & Gamble Co.	6.450%	1/15/2026	75	82
Procter & Gamble Co.	5.550%	3/5/2037	325	316
2 Procter & Gamble Co. ESOP	9.360%	1/1/2021	484	605
Quest Diagnostic, Inc.	5.450%	11/1/2015	200	190
Safeway, Inc.	6.500%	3/1/2011	200	207
Safeway, Inc.	7.250%	2/1/2031	50	53
Schering-Plough Corp.	5.550%	12/1/2013	100	102
Schering-Plough Corp.	6.750%	12/1/2033	375	416
Sysco Corp.	5.375%	9/21/2035	100	93
Teva Pharmaceutical Finance LLC	6.150%	2/1/2036	400	385
Unilever Capital Corp.	7.125%	11/1/2010	350	372
Unilever Capital Corp.	5.900%	11/15/2032	50	48
Universal Health Services, Inc.	7.125%	6/30/2016	25	27
Wm. Wrigley Jr. Co.	4.300%	7/15/2010	125	122
Wm. Wrigley Jr. Co.	4.650%	7/15/2015	125	119
Wyeth	5.500%	3/15/2013	275	277
Wyeth	5.500%	2/1/2014	50	50
Wyeth	5.450%	4/1/2017	50	50
Wyeth	6.450%	2/1/2024	100	105
Wyeth	6.500%	2/1/2034	100	106
Wyeth	6.000%	2/15/2036	125	124
Wyeth	5.950%	4/1/2037	625	615
Energy (0.9%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	125	141
Amerada Hess Corp.	6.650%	8/15/2011	100	105
Amerada Hess Corp.	7.875%	10/1/2029	350	408
Amerada Hess Corp.	7.300%	8/15/2031	100	110
Anadarko Finance Co.	6.750%	5/1/2011	25	26
Anadarko Petroleum Corp.	5.950%	9/15/2016	350	351
Anadarko Petroleum Corp.	6.450%	9/15/2036	450	444
Apache Corp.	5.625%	1/15/2017	100	101
Apache Corp.	6.000%	1/15/2037	150	150
Baker Hughes, Inc.	6.875%	1/15/2029	100	112
Burlington Resources, Inc.	6.680%	2/15/2011	50	53
Burlington Resources, Inc.	6.500%	12/1/2011	100	106
Burlington Resources, Inc.	7.400%	12/1/2031	175	208
Canadian Natural Resources	5.450%	10/1/2012	50	50
Canadian Natural Resources	4.900%	12/1/2014	150	142
Canadian Natural Resources	6.000%	8/15/2016	125	127
Canadian Natural Resources	5.700%	5/15/2017	150	150
Canadian Natural Resources	7.200%	1/15/2032	225	246
Canadian Natural Resources	6.450%	6/30/2033	100	100
Canadian Natural Resources	6.500%	2/15/2037	125	127
Canadian Natural Resources	6.250%	3/15/2038	150	147
Conoco Funding Co.	6.350%	10/15/2011	375	393
Conoco Funding Co.	7.250%	10/15/2031	75	88
ConocoPhillips Canada	5.300%	4/15/2012	50	50
ConocoPhillips Canada	5.625%	10/15/2016	225	229
ConocoPhillips Canada	5.950%	10/15/2036	150	152
Devon Financing Corp.	6.875%	9/30/2011	200	213
Devon Financing Corp.	7.875%	9/30/2031	50	59
Diamond Offshore Drilling	4.875%	7/1/2015	25	24
Encana Corp.	4.600%	8/15/2009	100	99
Encana Corp.	4.750%	10/15/2013	25	24
Encana Corp.	6.500%	8/15/2034	325	337
Encana Holdings Finance Corp.	5.800%	5/1/2014	100	102
Halliburton Co.	5.500%	10/15/2010	150	152
Husky Energy Inc.	6.150%	6/15/2019	100	102
Kerr McGee Corp.	6.875%	9/15/2011	175	185
Kerr McGee Corp.	6.950%	7/1/2024	250	264
Kerr McGee Corp.	7.875%	9/15/2031	50	58
Marathon Oil Corp.	6.125%	3/15/2012	175	181
Marathon Oil Corp.	6.800%	3/15/2032	50	55
Nexen, Inc.	5.050%	11/20/2013	50	49
Nexen, Inc.	7.875%	3/15/2032	50	59
Norsk Hydro	7.250%	9/23/2027	400	465
Occidental Petroleum	6.750%	1/15/2012	250	268
Ocean Energy, Inc.	7.250%	10/1/2011	75	81
Petro-Canada	7.875%	6/15/2026	25	29
Petro-Canada	7.000%	11/15/2028	100	107
Petro-Canada	5.350%	7/15/2033	150	132
Petro-Canada	5.950%	5/15/2035	125	119
Phillips Petroleum Co.	8.750%	5/25/2010	450	498
Questar Market Resources	6.050%	9/1/2016	100	102
Shell International Finance	5.625%	6/27/2011	225	231
Suncor Energy, Inc.	5.950%	12/1/2034	75	75
Sunoco, Inc.	4.875%	10/15/2014	50	47
Sunoco, Inc.	5.750%	1/15/2017	50	49
Talisman Energy, Inc.	5.125%	5/15/2015	50	48
Talisman Energy, Inc.	5.850%	2/1/2037	150	136
Tosco Corp.	8.125%	2/15/2030	100	127
Transocean Sedco Forex, Inc.	7.500%	4/15/2031	175	201
Valero Energy Corp.	6.875%	4/15/2012	100	107
Valero Energy Corp.	7.500%	4/15/2032	225	256
Weatherford International Inc.	6.500%	8/1/2036	275	276
XTO Energy, Inc.	6.250%	4/15/2013	175	182
XTO Energy, Inc.	5.000%	1/31/2015	50	48
Technology (0.4%)
Cisco Systems Inc.	5.250%	2/22/2011	500	502
Cisco Systems Inc.	5.500%	2/22/2016	200	201
Electronic Data Systems	7.125%	10/15/2009	50	52
Electronic Data Systems	6.500%	8/1/2013	275	279
Electronic Data Systems	7.450%	10/15/2029	25	27
First Data Corp.	3.375%	8/1/2008	200	195
First Data Corp.	4.850%	10/1/2014	47	44
First Data Corp.	4.950%	6/15/2015	50	47
Harris Corp.	5.000%	10/1/2015	125	119
International Business Machines Corp.	5.375%	2/1/2009	25	25
International Business Machines Corp.	4.375%	6/1/2009	150	148
International Business Machines Corp.	4.750%	11/29/2012	300	296
International Business Machines Corp.	6.220%	8/1/2027	75	79
International Business Machines Corp.	7.125%	12/1/2096	250	284
Intuit Inc.	5.400%	3/15/2012	150	150
Intuit Inc.	5.750%	3/15/2017	50	49
Motorola, Inc.	7.625%	11/15/2010	19	20
Motorola, Inc.	8.000%	11/1/2011	25	27
Motorola, Inc.	7.500%	5/15/2025	50	55
Motorola, Inc.	6.500%	9/1/2025	50	50
Motorola, Inc.	6.500%	11/15/2028	50	50
Oracle Corp.	5.000%	1/15/2011	100	100
Oracle Corp.	5.250%	1/15/2016	275	271
Pitney Bowes, Inc.	4.875%	8/15/2014	275	265
Science Applications International Corp.	6.250%	7/1/2012	25	26
Science Applications International Corp.	5.500%	7/1/2033	25	22
Xerox Corp.	9.750%	1/15/2009	75	80
Xerox Corp.	7.125%	6/15/2010	200	210
Xerox Corp.	6.875%	8/15/2011	50	53
Xerox Corp.	7.625%	6/15/2013	50	52
Xerox Corp.	6.400%	3/15/2016	100	103
Xerox Corp.	6.750%	2/1/2017	100	105
Transportation (0.4%)
2 American Airlines, Inc.	6.855%	4/15/2009	97	98
American Airlines, Inc.	7.024%	10/15/2009	125	129
American Airlines, Inc.	7.858%	10/1/2011	75	82
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	190	200
Burlington Northern Santa Fe Corp.	6.200%	8/15/2036	250	246
Canadian National Railway Co.	6.375%	10/15/2011	100	105
Canadian National Railway Co.	5.800%	6/1/2016	100	103
Canadian National Railway Co.	6.800%	7/15/2018	250	278
Canadian National Railway Co.	6.200%	6/1/2036	75	77
Canadian Pacific Rail	6.250%	10/15/2011	175	182
CNF, Inc.	6.700%	5/1/2034	75	71
Continental Airlines, Inc.	6.563%	2/15/2012	200	209
2 Continental Airlines, Inc.	6.648%	9/15/2017	122	127
CSX Corp.	6.300%	3/15/2012	250	258
CSX Corp.	6.000%	10/1/2036	300	286
4 ERAC USA Finance Co.	7.350%	6/15/2008	150	153
FedEx Corp.	5.500%	8/15/2009	150	151
Mass Transit Railway Corp.	7.500%	11/8/2010	100	107
Norfolk Southern Corp.	6.200%	4/15/2009	75	76
Norfolk Southern Corp.	6.750%	2/15/2011	75	78
Norfolk Southern Corp.	7.700%	5/15/2017	450	504
Norfolk Southern Corp.	7.800%	5/15/2027	200	233
Norfolk Southern Corp.	7.900%	5/15/2097	50	59
Ryder System Inc.	5.950%	5/2/2011	75	76
Ryder System Inc.	5.850%	3/1/2014	75	75
Ryder System Inc.	5.850%	11/1/2016	25	25
Southwest Airlines Co.	6.500%	3/1/2012	250	261
Southwest Airlines Co.	5.750%	12/15/2016	75	74
Union Pacific Corp.	6.125%	1/15/2012	25	26
Union Pacific Corp.	6.500%	4/15/2012	175	184
Union Pacific Corp.	7.125%	2/1/2028	150	163
Other (0.0%)
Cooper Industries, Inc.	5.250%	11/15/2012	100	99
Dover Corp.	4.875%	10/15/2015	50	48
Rockwell International Corp.	6.700%	1/15/2028	50	55

				94,842

Utilities (1.8%)
Electric (1.3%)
AEP Texas Central Co.	6.650%	2/15/2033	200	216
Alabama Power Co.	5.500%	10/15/2017	100	101
American Electric Power Co., Inc.	5.375%	3/15/2010	150	151
Arizona Public Service Co.	5.800%	6/30/2014	75	75
4 Baltimore Gas & Electric Co.	5.900%	10/1/2016	100	102
4 Baltimore Gas & Electric Co.	6.350%	10/1/2036	75	78
Carolina Power & Light Co.	5.125%	9/15/2013	175	172
CenterPoint Energy Houston	5.700%	3/15/2013	300	304
CenterPoint Energy Houston	6.950%	3/15/2033	50	55
Cincinnati Gas & Electric Co.	5.700%	9/15/2012	75	76
Commonwealth Edison Co.	6.150%	3/15/2012	75	75
Connecticut Light & Power Co.	6.350%	6/1/2036	175	186
Consolidated Edison Co. of New York	4.875%	2/1/2013	75	74
Consolidated Edison Co. of New York	5.500%	9/15/2016	100	101
Consolidated Edison Co. of New York	5.300%	3/1/2035	100	92
Consolidated Edison Co. of New York	5.850%	3/15/2036	75	74
Consolidated Edison Co. of New York	6.200%	6/15/2036	75	78
Constellation Energy Group, Inc.	7.000%	4/1/2012	50	54
Constellation Energy Group, Inc.	4.550%	6/15/2015	475	438
Constellation Energy Group, Inc.	7.600%	4/1/2032	25	28
Consumers Energy Co.	4.250%	4/15/2008	75	74
Consumers Energy Co.	4.800%	2/17/2009	150	149
Consumers Energy Co.	5.375%	4/15/2013	75	75
Consumers Energy Co.	5.500%	8/15/2016	100	100
Detroit Edison Co.	6.125%	10/1/2010	75	77
Dominion Resources, Inc.	5.150%	7/15/2015	600	583
Dominion Resources, Inc.	6.300%	3/15/2033	100	102
Dominion Resources, Inc.	5.950%	6/15/2035	225	217
2 Dominion Resources, Inc.	6.300%	9/30/2066	75	76
DTE Energy Co.	7.050%	6/1/2011	100	106
Duke Energy Corp.	6.250%	1/15/2012	400	418
Duke Energy Corp.	6.000%	12/1/2028	100	100
El Paso Electric Co.	6.000%	5/15/2035	50	49
Empresa Nacional Electric	8.350%	8/1/2013	100	115
Energy East Corp.	6.750%	6/15/2012	150	159
Energy East Corp.	6.750%	7/15/2036	75	80
Entergy Gulf States, Inc.	3.600%	6/1/2008	100	98
Exelon Corp.	4.900%	6/15/2015	200	187
FirstEnergy Corp.	6.450%	11/15/2011	175	183
FirstEnergy Corp.	7.375%	11/15/2031	200	226
Florida Power & Light Co.	5.625%	4/1/2034	25	24
Florida Power & Light Co.	4.950%	6/1/2035	175	155
Florida Power & Light Co.	5.400%	9/1/2035	75	71
Florida Power & Light Co.	6.200%	6/1/2036	50	53
FPL Group Capital, Inc.	7.375%	6/1/2009	250	262
FPL Group Capital, Inc.	5.625%	9/1/2011	50	51
2 FPL Group Capital, Inc.	6.350%	10/1/2066	75	76
Jersey Central Power & Light	5.625%	5/1/2016	125	126
Kansas City Power & Light	6.050%	11/15/2035	50	49
MidAmerican Energy Co.	6.750%	12/30/2031	125	138
MidAmerican Energy Co.	5.750%	11/1/2035	250	244
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	850	847
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	125	136
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/2014	175	170
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	175	222
NiSource Finance Corp.	7.875%	11/15/2010	100	108
NiSource Finance Corp.	5.250%	9/15/2017	150	141
Northern States Power Co.	6.250%	6/1/2036	50	53
NStar Electric Co.	4.875%	4/15/2014	50	49
Ohio Edison	6.400%	7/15/2016	175	184
Ohio Power Co.	6.000%	6/1/2016	75	78
Oncor Electric Delivery Co.	6.375%	1/15/2015	75	78
Oncor Electric Delivery Co.	7.250%	1/15/2033	125	139
Pacific Gas & Electric Co.	3.600%	3/1/2009	175	170
Pacific Gas & Electric Co.	4.200%	3/1/2011	50	48
Pacific Gas & Electric Co.	4.800%	3/1/2014	375	363
Pacific Gas & Electric Co.	6.050%	3/1/2034	300	301
PacifiCorp	7.700%	11/15/2031	100	123
PacifiCorp	5.250%	6/15/2035	100	91
Pepco Holdings, Inc.	6.450%	8/15/2012	75	79
Pepco Holdings, Inc.	7.450%	8/15/2032	50	57
PPL Electric Utilities Corp.	6.250%	8/15/2009	200	205
PPL Energy Supply LLC	6.400%	11/1/2011	50	52
PPL Energy Supply LLC	6.200%	5/15/2016	50	51
PPL Energy Supply LLC	6.000%	12/15/2036	150	142
Progress Energy, Inc.	7.100%	3/1/2011	305	326
Progress Energy, Inc.	6.850%	4/15/2012	25	27
Progress Energy, Inc.	7.000%	10/30/2031	325	361
PSE&G Power LLC	6.950%	6/1/2012	150	160
PSE&G Power LLC	8.625%	4/15/2031	100	127
PSI Energy Inc.	5.000%	9/15/2013	125	122
Public Service Co. of Colorado	4.375%	10/1/2008	250	247
Public Service Co. of Colorado	7.875%	10/1/2012	125	141
Puget Sound Energy Inc.	5.483%	6/1/2035	25	23
Puget Sound Energy Inc.	6.274%	3/15/2037	125	129
SCANA Corp.	6.875%	5/15/2011	225	239
South Carolina Electric & Gas Co.	5.300%	5/15/2033	100	94
Southern California Edison Co.	5.000%	1/15/2014	200	197
Southern California Edison Co.	4.650%	4/1/2015	75	72
Southern California Edison Co.	5.000%	1/15/2016	50	49
Southern California Edison Co.	6.650%	4/1/2029	75	83
Southern California Edison Co.	5.750%	4/1/2035	75	75
Southern California Edison Co.	5.350%	7/15/2035	100	94
Southern California Edison Co.	5.625%	2/1/2036	100	97
Southern California Edison Co.	5.550%	1/15/2037	125	120
Tampa Electric Co.	6.550%	5/15/2036	100	106
Toledo Edison Co.	6.150%	5/15/2037	100	98
TXU Energy Co.	7.000%	3/15/2013	100	104
Union Electric Co.	5.400%	2/1/2016	100	97
Virginia Electric & Power Co.	6.000%	1/15/2036	50	50
Xcel Energy, Inc.	7.000%	12/1/2010	75	80
Xcel Energy, Inc.	6.500%	7/1/2036	100	105
Natural Gas (0.5%)
AGL Capital Corp.	7.125%	1/14/2011	50	53
Atmos Energy Corp.	4.000%	10/15/2009	125	122
Atmos Energy Corp.	4.950%	10/15/2014	50	47
Boardwalk Pipelines LLC	5.500%	2/1/2017	100	98
CenterPoint Energy Resources	6.150%	5/1/2016	75	77
Consolidated Natural Gas	6.850%	4/15/2011	100	106
Consolidated Natural Gas	5.000%	12/1/2014	300	291
Duke Capital Corp.	5.500%	3/1/2014	125	122
Duke Capital Corp.	6.750%	2/15/2032	50	51
4 El Paso Natural Gas Co.	5.950%	4/15/2017	75	75
Energy Transfer Partners LP	5.650%	8/1/2012	100	101
Energy Transfer Partners LP	5.950%	2/1/2015	75	76
Energy Transfer Partners LP	6.125%	2/15/2017	50	51
Energy Transfer Partners LP	6.625%	10/15/2036	150	153
* Enron Corp.	9.125%	4/1/2003	500	177
* Enron Corp.	7.125%	5/15/2007	150	53
* Enron Corp.	6.875%	10/15/2007	500	177
Enterprise Products Operating LP	4.950%	6/1/2010	100	99
Enterprise Products Operating LP	5.600%	10/15/2014	100	99
Enterprise Products Operating LP	6.875%	3/1/2033	50	53
* HNG Internorth	9.625%	3/15/2006	500	177
KeySpan Corp.	8.000%	11/15/2030	75	91
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	50	54
Kinder Morgan Energy Partners LP	5.000%	12/15/2013	50	48
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	250	269
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	50	46
Kinder Morgan, Inc.	6.500%	9/1/2012	100	102
KN Energy, Inc.	7.250%	3/1/2028	150	150
Magellan Midstream Partners, LP	5.650%	10/15/2016	75	74
National Grid PLC	6.300%	8/1/2016	325	339
ONEOK Inc.	5.200%	6/15/2015	75	72
ONEOK Inc.	6.000%	6/15/2035	75	70
ONEOK Partners, LP	5.900%	4/1/2012	100	103
ONEOK Partners, LP	6.150%	10/1/2016	150	153
ONEOK Partners, LP	6.650%	10/1/2036	325	334
San Diego Gas & Electric	5.350%	5/15/2035	25	24
Sempra Energy	7.950%	3/1/2010	100	108
4 Southern Natural Gas	5.900%	4/1/2017	75	74
Texas Gas Transmission	4.600%	6/1/2015	100	94
Trans-Canada Pipelines	5.600%	3/31/2034	150	142
Trans-Canada Pipelines	5.850%	3/15/2036	300	295
*4 Yosemite Security Trust	8.250%	11/15/2004	775	659

				19,822

Total Corporate Bonds
(Cost $291,457)	290,334

Sovereign Bonds (U.S. Dollar-Denominated) (2.5%)

Bayerische Landesbank	2.875%	10/15/2008	150	145
Canadian Government	5.250%	11/5/2008	100	101
Canadian Mortgage & Housing	2.950%	6/2/2008	100	98
China Development Bank	4.750%	10/8/2014	100	97
China Development Bank	5.000%	10/15/2015	100	98
Corp. Andina de Fomento	5.200%	5/21/2013	125	123
Corp. Andina de Fomento	5.750%	1/12/2017	225	226
Development Bank of Japan	4.250%	6/9/2015	50	47
Eksportfinans	4.750%	12/15/2008	250	249
Eksportfinans	5.500%	5/25/2016	350	361
European Investment Bank	3.875%	8/15/2008	600	593
European Investment Bank	5.000%	2/8/2010	25	25
European Investment Bank	4.000%	3/3/2010	675	661
European Investment Bank	5.250%	6/15/2011	450	458
European Investment Bank	4.625%	5/15/2014	175	171
European Investment Bank	4.875%	2/16/2016	425	420
European Investment Bank	5.125%	9/13/2016	450	452
European Investment Bank	4.875%	1/17/2017	150	148
Export-Import Bank of Korea	4.500%	8/12/2009	200	197
Export-Import Bank of Korea	4.625%	3/16/2010	100	98
Federation of Malaysia	8.750%	6/1/2009	400	429
Federation of Malaysia	7.500%	7/15/2011	75	82
Inter-American Development Bank	5.625%	4/16/2009	750	762
Inter-American Development Bank	8.500%	3/15/2011	130	146
Inter-American Development Bank	7.000%	6/15/2025	100	119
International Bank for Reconstruction & Development	4.125%	6/24/2009	550	543
International Bank for Reconstruction & Development	4.125%	8/12/2009	525	518
International Finance Corp.	3.000%	4/15/2008	300	294
Japan Bank International	4.750%	5/25/2011	175	174
Japan Finance Corp.	5.875%	3/14/2011	100	104
Japan Finance Corp.	4.625%	4/21/2015	100	97
KFW International Finance Inc.	4.875%	10/19/2009	250	250
Korea Development Bank	3.875%	3/2/2009	100	98
Korea Development Bank	4.750%	7/20/2009	200	198
Korea Development Bank	4.625%	9/16/2010	100	98
Korea Development Bank	5.750%	9/10/2013	250	257
Korea Electric Power	7.750%	4/1/2013	175	198
Kreditanstalt fur Wiederaufbau	4.625%	11/17/2008	400	399
Kreditanstalt fur Wiederaufbau	5.250%	5/19/2009	125	126
Kreditanstalt fur Wiederaufbau	4.250%	6/15/2010	1,350	1,327
Kreditanstalt fur Wiederaufbau	5.125%	3/14/2016	175	177
Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.250%	9/15/2010	75	74
Landwirtschaftliche Rentenbank	3.250%	6/16/2008	100	98
Landwirtschaftliche Rentenbank	3.625%	10/20/2009	375	365
Landwirtschaftliche Rentenbank	5.250%	7/15/2011	150	153
Landwirtschaftliche Rentenbank	4.875%	11/16/2015	100	99
Nordic Investment Bank	3.125%	4/24/2008	150	147
Pemex Project Funding Master Trust	6.125%	8/15/2008	125	126
Pemex Project Funding Master Trust	7.875%	2/1/2009	250	261
Pemex Project Funding Master Trust	8.000%	11/15/2011	100	111
Pemex Project Funding Master Trust	5.750%	12/15/2015	400	401
Pemex Project Funding Master Trust	8.625%	2/1/2022	500	621
Pemex Project Funding Master Trust	6.625%	6/15/2035	125	129
People's Republic of China	7.300%	12/15/2008	50	52
People's Republic of China	4.750%	10/29/2013	50	50
Petrobras International Finance	6.125%	10/6/2016	50	51
Province of British Columbia	5.375%	10/29/2008	200	201
Province of Manitoba	7.500%	2/22/2010	300	321
Province of Nova Scotia	5.750%	2/27/2012	50	51
Province of Ontario	5.500%	10/1/2008	200	202
Province of Ontario	3.625%	10/21/2009	125	121
Province of Ontario	5.000%	10/18/2011	625	627
Province of Ontario	4.750%	1/19/2016	100	98
Province of Ontario	5.450%	4/27/2016	250	257
Province of Quebec	5.000%	7/17/2009	950	950
Province of Quebec	6.125%	1/22/2011	75	78
Province of Quebec	5.125%	11/14/2016	200	199
Province of Quebec	7.500%	9/15/2029	325	407
Quebec Hydro Electric	6.300%	5/11/2011	75	78
Quebec Hydro Electric	8.000%	2/1/2013	500	569
Quebec Hydro Electric	8.400%	1/15/2022	275	362
Quebec Hydro Electric	8.050%	7/7/2024	200	258
Republic of Chile	7.125%	1/11/2012	150	163
Republic of Chile	5.500%	1/15/2013	50	51
Republic of Hungary	4.750%	2/3/2015	250	238
Republic of Italy	4.000%	6/16/2008	50	50
Republic of Italy	3.250%	5/15/2009	225	218
Republic of Italy	6.000%	2/22/2011	650	673
Republic of Italy	5.625%	6/15/2012	1,375	1,412
Republic of Italy	4.500%	1/21/2015	175	170
Republic of Italy	4.750%	1/25/2016	100	97
Republic of Italy	5.250%	9/20/2016	150	151
Republic of Italy	5.375%	6/15/2033	175	170
Republic of Korea	8.875%	4/15/2008	200	206
Republic of Korea	4.250%	6/1/2013	350	333
Republic of Korea	5.625%	11/3/2025	100	98
Republic of Poland	6.250%	7/3/2012	150	158
Republic of Poland	5.250%	1/15/2014	200	201
State of Israel	4.625%	6/15/2013	75	73
State of Israel	5.500%	11/9/2016	175	175
Swedish Export Credit Corp.	4.125%	10/15/2008	100	99
Swedish Export Credit Corp.	4.000%	6/15/2010	150	146
United Mexican States	8.375%	1/14/2011	1,500	1,658
United Mexican States	6.375%	1/16/2013	74	78
United Mexican States	5.875%	1/15/2014	250	258
United Mexican States	6.625%	3/3/2015	10	11
United Mexican States	11.375%	9/15/2016	100	143
United Mexican States	5.625%	1/15/2017	475	480
United Mexican States	8.300%	8/15/2031	100	129
United Mexican States	6.750%	9/27/2034	908	990

Total Sovereign Bonds
(Cost $27,216)				27,310

Taxable Municipal Bonds (0.2%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	550	529
Illinois (Taxable Pension) GO	5.100%	6/1/2033	850	812
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	175	175
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/2029	100	123
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	5	5
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	70	67
Oregon (Taxable Pension) GO	5.762%	6/1/2023	50	52
Oregon (Taxable Pension) GO	5.892%	6/1/2027	75	79
Oregon School Board Assn	4.759%	6/30/2028	75	70
Oregon School Board Assn	5.528%	6/30/2028	50	51
Wisconsin Public Service Rev	4.800%	5/1/2013	75	74
Wisconsin Public Service Rev	5.700%	5/1/2026	75	77

Total Taxable Municipal Bonds
(Cost $2,073)				2,114

Temporary Cash Investment (1.0%)

5 Vanguard Market Liquidity Fund
(Cost $11,291)	5.288%		11,290,657	11,291

Total Investments (97.0%)
(Cost $1,059,558)				1,058,211

Other Assets and Liabilities—Net (3.0%)				32,264

Net Assets (100%)				1,090,475

*	Non-income-producing security -- security in default.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Adjustable-rate note.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of these securities was $4,547,000, representing 0.4% of net assets.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. GO - General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2007, the cost of investment securities for tax purposes was $1,059,558,000. Net unrealized depreciation of investment securities for tax purposes was $1,347,000, consisting of unrealized gains of $7,776,000 on securities that had risen in value since their purchase and $9,123,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The portfolio has entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The portfolio has also entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the portfolio receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the portfolio agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the portfolio invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At March 31, 2007, the portfolio had the following open swap contracts:

Interest Rate Swaps

Termination Date	Dealer (1)	Notional Amount ($000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)	Unrealized Appreciation (Depreciation) ($000)

4/3/09	WB	25,000	4.999%	(5.350%)(2)	-

Total Return Swaps
Reference Entity/Termination Date	Dealer (1)	Notional Amount ($000)	Floating Interest Rate Received (Paid)	Unrealized Appreciation (Depreciation) ($000)

Commercial Mortgage-Backed Securities Index
4/30/07	BA	3,000	5.245%	-
5/31/07	BA	9,000	5.240%	-
5/31/07	LEH	2,000	5.269%	-
5/31/07	LEH	2,000	5.238%	-
6/30/07	WB	4,000	5.270%	-
10/31/07	LEH	12,000	5.170%	-
Federal National Mortgage Assn., 6.000% 30-Year
7/31/07	UBS	3,000	5.319%	15
Federal National Mortgage Assn., 6.500% 30-Year
7/31/07	UBS	3,000	5.319%	8
Hybrid ARM Index
3/31/08	LEH	1,000	5.310%	-

	23

1	BA-Banc of America Securities, LLC LEH-Lehman Brothers Inc. UBS -UBS Securities LLC WB-Wachovia Bank.
2	Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3	Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Vanguard Variable Insurance Fund-Short-Term Investment-Grade Portfolio
Schedule of Investments
March 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (13.6%)

U.S. Government Securities (8.6%)
U.S. Treasury Note	3.250%	1/15/2009	4,100	4,001
U.S. Treasury Note	4.500%	2/15/2009	4,200	4,189
U.S. Treasury Note	3.625%	7/15/2009	1,500	1,469
U.S. Treasury Note	3.375%	9/15/2009	2,220	2,159
U.S. Treasury Note	3.375%	10/15/2009	1,000	972
U.S. Treasury Note	4.625%	11/15/2009	550	551
U.S. Treasury Note	3.500%	2/15/2010	11,000	10,692
U.S. Treasury Note	4.000%	4/15/2010	5,200	5,120
U.S. Treasury Note	3.875%	7/15/2010	3,800	3,727
U.S. Treasury Note	3.875%	9/15/2010	525	514
U.S. Treasury Note	4.250%	10/15/2010	1,610	1,595
U.S. Treasury Note	4.625%	10/31/2011	205	206
U.S. Treasury Note	4.500%	11/30/2011	560	559

				35,754

Mortgage-Backed Securities (5.0%)
Conventional Mortgage-Backed Securities (1.2%)
1,2 Federal Home Loan Mortgage Corp.	6.000%	4/1/2017	275	280
1,2 Federal National Mortgage Assn	4.500%	4/1/2022	1,350	1,307
1,2 Federal National Mortgage Assn	5.000%	4/1/2022	1,350	1,331
1,2 Federal National Mortgage Assn	5.500%	4/1/2022	1,350	1,353
1,2 Federal National Mortgage Assn	6.000%	12/1/2016	323	328
1,2 Federal National Mortgage Assn	6.500%	9/1/2016	112	114
1,2 Federal National Mortgage Assn	6.500%	9/1/2016	241	245
1,2 Federal National Mortgage Assn	7.000%	4/1/2013	98	99
Nonconventional Mortgage-Backed Securities (3.8%)
1,2 Federal Home Loan Mortgage Corp.	3.713%	8/1/2033	189	186
1,2 Federal Home Loan Mortgage Corp.	3.853%	8/1/2033	244	240
1,2 Federal Home Loan Mortgage Corp.	3.873%	7/1/2033	1,068	1,054
1,2 Federal Home Loan Mortgage Corp.	3.926%	6/1/2033	914	902
1,2 Federal Home Loan Mortgage Corp.	4.000%	10/15/2018	81	80
1,2 Federal Home Loan Mortgage Corp.	4.059%	5/1/2033	165	163
1,2 Federal Home Loan Mortgage Corp.	4.081%	6/1/2033	293	289
1,2 Federal Home Loan Mortgage Corp.	4.117%	5/1/2033	391	387
1,2 Federal Home Loan Mortgage Corp.	4.195%	2/1/2033	290	289
1,2 Federal Home Loan Mortgage Corp.	4.293%	1/1/2033	225	225
1,2 Federal Home Loan Mortgage Corp.	4.624%	9/1/2032	279	280
1,2 Federal Home Loan Mortgage Corp.	4.667%	10/1/2032	201	202
1,2 Federal Home Loan Mortgage Corp.	4.747%	8/1/2032	133	133
1,2 Federal Home Loan Mortgage Corp.	4.779%	9/1/2032	120	121
1,2 Federal Home Loan Mortgage Corp.	4.857%	9/1/2032	244	246
1,2 Federal Home Loan Mortgage Corp.	5.000%	5/15/2018	500	498
1,2 Federal Home Loan Mortgage Corp.	5.000%	7/15/2024	400	399
1,2 Federal National Mortgage Assn	3.000%	8/25/2032	60	60
1,2 Federal National Mortgage Assn	3.407%	8/1/2033	261	256
1,2 Federal National Mortgage Assn	3.461%	8/1/2033	253	249
1,2 Federal National Mortgage Assn	3.622%	8/1/2033	239	236
1,2 Federal National Mortgage Assn	3.691%	8/1/2033	436	430
1,2 Federal National Mortgage Assn	3.707%	8/1/2033	88	87
1,2 Federal National Mortgage Assn	3.714%	9/1/2033	551	544
1,2 Federal National Mortgage Assn	3.715%	7/1/2033	371	366
1,2 Federal National Mortgage Assn	3.722%	6/1/2033	489	483
1,2 Federal National Mortgage Assn	3.751%	10/1/2033	279	275
1,2 Federal National Mortgage Assn	3.795%	9/1/2033	1,075	1,062
1,2 Federal National Mortgage Assn	3.799%	8/1/2033	511	504
1,2 Federal National Mortgage Assn	3.822%	7/1/2033	554	548
1,2 Federal National Mortgage Assn	3.945%	4/1/2033	680	677
1,2 Federal National Mortgage Assn	3.964%	5/1/2033	675	670
1,2 Federal National Mortgage Assn	4.006%	5/1/2033	124	123
1,2 Federal National Mortgage Assn	4.024%	4/1/2033	208	208
1,2 Federal National Mortgage Assn	4.050%	5/1/2033	434	433
1,2 Federal National Mortgage Assn	4.129%	5/1/2033	1,020	1,012
1,2 Federal National Mortgage Assn	4.198%	7/1/2033	1,236	1,227
1,2 Federal National Mortgage Assn	4.432%	12/1/2032	133	134
1,2 Federal National Mortgage Assn	4.845%	9/1/2032	142	143
1,2 Federal National Mortgage Assn	4.916%	9/1/2032	66	67
1,2 Federal National Mortgage Assn	5.214%	7/1/2032	80	81
1,2 Federal National Mortgage Assn	5.500%	8/25/2027	255	256

				20,882

Total U.S. Government and Agency Obligations
(Cost $56,842)				56,636

Corporate Bonds (83.1%)

Asset-Backed/Commercial Mortgage-Backed Securities (22.8%)
2,3 AESOP Funding II LLC	2.760%	4/20/2008	75	75
2,4 American Express Credit Account Master Trust	5.770%	11/15/2010	1,800	1,808
2,4 American Express Credit Account Master Trust	5.410%	3/15/2012	370	371
2,4 American Express Credit Account Master Trust	5.350%	12/15/2013	500	502
2,4 American Express Issuance Trust	5.350%	8/15/2011	500	502
2,3 ARG Funding Corp.	4.020%	4/20/2009	620	614
2 Banc of America Funding Corp.	5.618%	9/20/2046	1,906	1,918
2 Banc of America Mortgage Securities	4.183%	5/25/2033	246	243
2 Banc of America Mortgage Securities	3.555%	2/25/2034	292	286
2 Banc of America Securities Auto Trust	5.180%	6/18/2010	1,000	1,003
2,4 Bank of America Credit Card Trust	5.365%	6/17/2013	400	400
2 Bank of America Mortgage Securities	4.879%	9/25/2032	55	55
2 Bay View Auto Trust	3.860%	3/25/2010	192	191
2 Bear Stearns Adjustable Rate Mortgage Trust	5.830%	10/25/2036	1,838	1,848
2 Bear Stearns ARM Trust	5.500%	9/20/2009	1,600	1,601
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.478%	10/12/2041	1,100	1,114
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.254%	7/11/2042	260	254
2,3,BMW Floorplan Master Owner Trust	5.320%	9/17/2011	2,500	2,499
2 Capital Auto Receivables Asset Trust	2.640%	11/17/2008	406	403
2 Capital Auto Receivables Asset Trust	4.980%	5/15/2011	450	449
2 Capital One Auto Finance Trust	5.250%	8/15/2011	800	804
2,4 Capital One Master Trust	5.830%	10/15/2010	575	576
2 Capital One Multi-Asset Execution Trust	4.150%	7/16/2012	880	863
2 Capital One Prime Auto Receivables Trust	4.320%	8/15/2009	353	351
2 Capital One Prime Auto Receivables Trust	4.990%	9/15/2010	900	899
2 CarMax Auto Owner Trust	4.130%	5/15/2009	320	318
2 CarMax Auto Owner Trust	4.210%	1/15/2010	333	331
2,4 Chase Credit Card Master Trust	5.430%	7/15/2010	1,700	1,704
2,4 Chase Issuance Trust	5.360%	10/15/2012	600	603
2,4 Chase Issuance Trust	5.340%	3/15/2013	1,000	1,004
2 Chase Manhattan Auto Owner Trust	3.870%	6/15/2009	533	529
2 Chase Manhattan Auto Owner Trust	5.340%	7/15/2010	1,400	1,404
2 Chase Manhattan Auto Owner Trust	3.980%	4/15/2011	400	394
2 CIT Equipment Collateral	4.420%	5/20/2009	632	627
2 Citibank Credit Card Issuance Trust	4.850%	2/10/2011	900	898
2 Citibank Credit Card Issuance Trust	5.150%	3/7/2011	825	826
2 Citibank Credit Card Issuance Trust	4.750%	10/22/2012	1,000	996
2 Citigroup Mortgage Loan Trust, Inc.	4.675%	3/25/2034	245	242
2 Citigroup/Deutsche Bank Commercial Mortgage	5.205%	12/11/2049	1,000	1,003
2 CNH Equipment Trust	5.200%	8/16/2010	600	600
2,4 CNH Wholesale Master Note Trust	5.430%	6/15/2011	550	550
2,4 CNH Wholesale Master Note Trust	5.380%	7/15/2012	650	651
2 COMED Transitional Funding Trust	5.630%	6/25/2009	11	11
2 Countrywide Home Loans	4.048%	5/25/2033	229	225
2 Countrywide Home Loans	3.467%	11/19/2033	455	448
2 Countrywide Home Loans	5.372%	3/20/2036	899	901
2 Countrywide Home Loans	5.472%	2/25/2047	1,060	1,060
2 DaimlerChrysler Auto Trust	2.980%	8/8/2008	216	216
2 DaimlerChrysler Auto Trust	5.330%	8/8/2010	740	742
2 DaimlerChrysler Auto Trust	4.980%	2/8/2011	800	800
2,4 DaimlerChrysler Master Owner Trust	5.350%	11/15/2011	500	500
2,4 Discover Card Master Trust I	5.350%	4/16/2010	800	801
2,4 Discover Card Master Trust I	5.330%	9/16/2010	1,000	1,001
2 First Horizon Mortgage Pass-Through Trust	5.701%	11/25/2036	815	816
2 First Horizon Mortgage Pass-Through Trust	5.521%	1/25/2037	1,978	1,977
2 First Union National Bank-Bank of America, N.A. Commercial Mortgage Trust	6.136%	3/15/2033	126	130
2,4 Fleet Home Equity Loan Trust	5.570%	1/20/2033	232	232
2 Ford Credit Auto Owner Trust	2.930%	3/15/2008	135	135
2 Ford Credit Auto Owner Trust	3.480%	11/15/2008	369	367
2 Ford Credit Auto Owner Trust	4.170%	1/15/2009	210	209
2 Ford Credit Auto Owner Trust	4.300%	8/15/2009	219	218
2 Ford Credit Auto Owner Trust	5.160%	11/15/2010	500	501
2 GE Capital Commercial Mortgage Corp.	4.353%	6/10/2048	450	440
2,4 GE Capital Credit Card Master Note Trust	5.370%	6/15/2010	470	470
2,4 GE Capital Credit Card Master Note Trust	5.360%	9/15/2010	1,000	1,001
2,4 GE Capital Credit Card Master Note Trust	5.360%	3/15/2013	400	401
2,4 GMAC Mortgage Corp. Loan Trust	5.470%	10/25/2034	420	420
2 GMAC Mortgage Corp. Loan Trust	5.297%	11/19/2035	319	317
2,4 Gracechurch Card Funding PLC	5.340%	11/16/2009	600	600
2,4 Gracechurch Card Funding PLC	5.330%	9/15/2010	800	801
2,4 Granite Mortgages PLC	5.420%	12/20/2054	600	600
2 Harley-Davidson Motorcycle Trust	2.630%	11/15/2010	274	269
2 Harley-Davidson Motorcycle Trust	2.070%	2/15/2011	373	366
2 Harley-Davidson Motorcycle Trust	5.240%	1/15/2012	200	201
2 Harley-Davidson Motorcycle Trust	3.560%	2/15/2012	582	571
2 Harley-Davidson Motorcycle Trust	5.220%	3/15/2012	700	704
2 Harley-Davidson Motorcycle Trust	5.040%	10/15/2012	650	650
2,3 Hertz Vehicle Financing	2.380%	5/25/2008	487	485
2 Honda Auto Receivables Owner Trust	3.870%	4/20/2009	766	761
2 Honda Auto Receivables Owner Trust	4.610%	8/17/2009	381	379
2 Honda Auto Receivables Owner Trust	4.850%	10/19/2009	350	349
2 Honda Auto Receivables Owner Trust	5.100%	3/18/2011	1,300	1,305
2 Hyundai Auto Receivables Trust	5.110%	4/15/2011	1,000	1,001
2 Illinois Power Special Purpose Trust	5.540%	6/25/2009	49	49
2 John Deere Owner Trust	3.980%	6/15/2009	229	227
2,3 JP Morgan Auto Receivables Trust	5.190%	2/15/2011	400	402
2 JP Morgan Mortgage Trust	5.301%	7/25/2035	2,074	2,067
2 JPMorgan Chase Commercial Mortgage Securities	6.260%	3/15/2033	149	153
2 JPMorgan Chase Commercial Mortgage Securities	4.625%	3/15/2046	500	494
2 JPMorgan Chase Commercial Mortgage Securities	5.298%	5/15/2047	400	402
2,3,Kildare Securities Ltd.	5.423%	12/10/2043	1,300	1,300
2 LB-UBS Commercial Mortgage Trust	5.318%	2/15/2040	500	505
2 Master Adjustable Rate Mortgages Trust	3.813%	4/25/2034	330	323
2 MBNA Credit Card Master Note Trust	4.200%	9/15/2010	2,500	2,478
2,4 Mellon Bank Premium Finance Loan Master Trust	5.515%	6/15/2009	680	680
2 Merrill Auto Trust Securitization	4.100%	8/25/2009	681	677
2 Merrill Lynch Mortgage Investors, Inc.	4.210%	2/25/2033	375	374
2 Merrill Lynch Mortgage Investors, Inc.	4.610%	7/25/2033	212	212
2 Merrill Lynch Mortgage Investors, Inc.	4.574%	2/25/2034	180	179
2 Merrill Lynch Mortgage Investors, Inc.	5.500%	5/25/2036	1,179	1,187
2 Merrill Lynch/Contrywide Mortgage	5.331%	3/12/2051	400	402
2 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.282%	8/12/2048	500	503
2,4 Morgan Stanley Dean Witter Credit Card Home Equity Line of Credit Trust	5.590%	11/25/2015	116	114
2 Morgan Stanley Mortgage Loan Trust	4.079%	2/25/2034	358	355
2 Morgan Stanley Mortgage Loan Trust	5.432%	6/25/2036	940	946
2,4 National City Credit Card Master Trust	5.370%	8/15/2012	1,200	1,204
2,4 National City Credit Card Master Trust	5.370%	3/17/2014	575	577
2 Nissan Auto Receivables Owner Trust	3.990%	7/15/2009	718	713
2 Nissan Auto Receivables Owner Trust	4.190%	7/15/2009	293	291
2 Nissan Auto Receivables Owner Trust	4.740%	9/15/2009	700	697
2 Nissan Auto Receivables Owner Trust	5.160%	2/15/2010	860	860
2,4 Nissan Auto Receivables Owner Trust	5.350%	7/15/2010	700	701
2 Nissan Auto Receivables Owner Trust	5.450%	6/15/2012	600	608
2,4 Permanent Financing PLC	5.450%	6/10/2011	325	325
2,4 Permanent Master Issuer PLC	5.382%	1/15/2016	700	701
2 PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	850	834
2 PG&E Energy Recovery Funding LLC	4.370%	6/25/2014	1,000	979
2 PP&L Transition Bond Co. LLC	7.050%	6/25/2009	19	19
2 Provident Funding Mortgage Loan Trust	4.044%	4/25/2034	597	594
2,4 Rental Car Finance Corp.	5.520%	6/25/2009	670	671
2 Residential Funding Mortgage Securities I	5.870%	8/25/2036	1,517	1,535
2 Residential Funding Mortgage Securities I	5.979%	9/25/2036	587	595
2 Salomon Brothers Mortgage Securities VII	4.113%	9/25/2033	765	753
2 Sequoia Mortgage Trust	5.663%	9/20/2046	1,913	1,916
2 Thornburg Mortgage Securities Trust	3.302%	3/25/2044	349	351
2 USAA Auto Owner Trust	4.550%	2/16/2010	1,100	1,095
2 USAA Auto Owner Trust	5.010%	9/15/2010	900	899
2 USAA Auto Owner Trust	2.670%	10/15/2010	356	353
2 USAA Auto Owner Trust	4.130%	11/15/2011	500	494
2,4 Volkswagen Credit Auto Master Trust	5.340%	7/20/2010	1,125	1,126
2,4 Wachovia Asset Securitization, Inc.	5.580%	6/25/2033	97	97
2 Wachovia Auto Loan Owner Trust	5.100%	7/20/2011	500	501
2 Wachovia Auto Owner Trust	3.190%	6/20/2008	78	77
2 Washington Mutual Mortgage Pass-Through Certificates	4.109%	1/25/2033	193	193
2 Washington Mutual Mortgage Pass-Through Certificates	3.842%	8/25/2033	144	143
2 Washington Mutual Mortgage Pass-Through Certificates	4.045%	9/25/2033	170	169
2 Wells Fargo Home Equity Trust	3.970%	5/25/2034	759	747
2 Wells Fargo Mortgage Backed Securities Trust	5.659%	10/25/2036	1,888	1,888
2 World Omni Auto Receivables Trust	4.400%	4/20/2009	425	424
2 World Omni Auto Receivables Trust	5.010%	10/15/2010	1,300	1,298
2 World Omni Auto Receivables Trust	5.230%	2/15/2011	400	402

				94,549

Finance (35.6%)
Banking (19.9%)
4 Allied Irish Banks	5.350%	8/3/2007	1,319	1,318
AmSouth Bank NA	6.125%	3/1/2009	500	510
3,4 ANZ National Bank International Ltd.	5.430%	4/14/2008	1,000	1,001
3,4 ANZ National Bank International Ltd.	5.400%	8/7/2009	400	400
4 Associated Bank NA	5.480%	2/1/2008	250	250
4 Associated Bank NA	5.468%	6/2/2008	850	851
Astoria Financial Corp.	5.750%	10/15/2012	250	254
2,3 Banco Mercantil del Norte	6.135%	10/13/2016	450	460
3 Banco Mercantil del Norte SA (Cayman Islands)	5.875%	2/17/2014	800	806
3,4 Banco Santander Chile	5.690%	12/9/2009	400	400
Bank of America Corp.	5.375%	8/15/2011	1,000	1,010
4 Bank of Ireland	5.400%	12/18/2009	1,400	1,400
Bank of New York Co., Inc.	3.900%	9/1/2007	550	547
Bank of New York Co., Inc.	5.050%	3/3/2009	800	801
Bank of New York Co., Inc.	5.410%	5/15/2009	700	707
Bank of New York Co., Inc.	7.300%	12/1/2009	100	106
Bank of New York Co., Inc.	4.950%	1/14/2011	300	299
2 Bank of New York Co., Inc.	3.400%	3/15/2013	200	197
Bank One Texas	6.250%	2/15/2008	1,175	1,184
Barclays Bank PLC	7.400%	12/15/2009	150	159
BB&T Corp.	6.500%	8/1/2011	1,375	1,445
3,4 BBVA US Senior S.A. Unipersonal	5.430%	4/17/2009	2,500	2,502
4 Branch Banking & Trust Co.	5.410%	9/2/2008	400	400
3,4 BTMU Curacao Holdings NV	5.670%	12/19/2016	835	832
4 Canadian Imperial Bank of Commerce	5.410%	5/27/2008	800	800
4 Charter One Bank N.A	5.410%	4/24/2009	630	630
Charter One Bank N.A	5.500%	4/26/2011	380	386
4 Citigroup Global Markets	5.450%	3/17/2009	1,300	1,301
4 Citigroup, Inc.	5.420%	11/1/2007	760	760
4 Citigroup, Inc.	5.480%	6/9/2009	1,735	1,739
Citigroup, Inc.	5.250%	2/27/2012	100	100
Colonial Bank NA	6.375%	12/1/2015	100	102
2,3 Commonwealth Bank of Australia	6.024%	3/15/2049	450	454
4 Credit Suisse First Boston USA, Inc.	5.460%	4/5/2007	1,000	1,000
Credit Suisse First Boston USA, Inc.	4.125%	1/15/2010	750	733
4 Credit Suisse First Boston USA, Inc.	5.560%	8/15/2010	600	603
Credit Suisse First Boston USA, Inc.	5.500%	8/16/2011	500	507
Deutsche Bank Financial, Inc.	7.500%	4/25/2009	445	466
3,4 Deutsche Bank Financial, Inc.	5.680%	4/30/2009	270	270
3 Development Bank of Singapore Ltd.	7.875%	8/10/2009	460	488
3,4 DnB NOR Bank ASA	5.430%	10/13/2009	1,400	1,401
Fifth Third Bank	3.375%	8/15/2008	1,000	977
4 First Tennessee Bank	5.490%	12/17/2009	500	500
GreenPoint Financial Corp.	3.200%	6/6/2008	850	830
3 HBOS Treasury Services PLC	4.000%	9/15/2009	2,000	1,955
HSBC Bank PLC	6.950%	3/15/2011	400	424
4 HSBC Bank USA	5.485%	12/14/2009	1,500	1,504
3 ICICI Bank Ltd.	5.750%	1/12/2012	200	200
2 Independence Community Bank	3.750%	4/1/2014	315	304
JPMorgan Chase & Co.	5.250%	5/30/2007	800	800
JPMorgan Chase & Co.	4.600%	1/17/2011	1,600	1,574
2 JPMorgan Chase & Co.	4.891%	9/1/2015	560	556
KeyCorp	4.700%	5/21/2009	300	298
4 KeyCorp	5.420%	5/26/2009	430	430
2,3 Lloyds TSB Group PLC	6.267%	11/14/2049	475	476
2,3 M & T Bank Corp.	3.850%	4/1/2013	400	394
Marshall & Ilsley Bank	5.150%	2/22/2012	500	501
4 MBNA Corp.	5.790%	5/5/2008	2,600	2,612
Mellon Capital I	7.720%	12/1/2026	200	208
Mellon Funding Corp.	6.700%	3/1/2008	650	656
Mellon Funding Corp.	3.250%	4/1/2009	1,150	1,111
National Australia Bank	6.600%	12/10/2007	200	202
National City Bank	3.300%	5/15/2007	1,000	998
National City Bank of Indiana	4.875%	7/20/2007	150	150
2 National Westminster Bank PLC	7.750%	4/29/2049	825	832
2 North Fork Bancorp., Inc.	5.000%	8/15/2012	350	352
North Fork Bancorp., Inc.	5.875%	8/15/2012	134	136
PNC Funding Corp.	6.500%	5/1/2008	205	208
PNC Funding Corp.	5.125%	12/14/2010	660	662
3 PNC Institutional Capital Trust	8.315%	5/15/2027	250	261
4 Regions Financial Corp.	5.440%	8/8/2008	2,000	2,001
Regions Financial Corp.	6.375%	5/15/2012	375	394
Republic New York Corp.	5.875%	10/15/2008	210	212
4 Royal Bank of Canada	5.320%	3/20/2008	600	600
Royal Bank of Canada	5.290%	2/2/2009	1,100	1,106
3,4 Royal Bank of Scotland Group PLC	5.410%	7/21/2008	2,300	2,301
3,4 Santander U.S. Debt, S.A. Unipersonal	5.407%	11/20/2009	2,700	2,700
Sanwa Bank Ltd.	7.400%	6/15/2011	250	270
3 Scotland International Finance	7.700%	8/15/2010	900	974
Skandinaviska Enskilda Banken	6.875%	2/15/2009	325	335
2,3 Societe Generale	5.922%	12/5/2049	200	200
4 Southtrust Bank NA	5.415%	6/14/2007	900	900
Sovereign Bancorp, Inc.	4.800%	9/1/2010	170	167
Sovereign Bank	4.000%	2/1/2008	100	99
2 Sovereign Bank	4.375%	8/1/2013	45	44
4 SunTrust Banks, Inc.	5.468%	6/2/2009	1,350	1,352
Svenska Handelsbanken NY	8.125%	8/15/2007	693	699
Toronto Dominion Bank NY	6.150%	10/15/2008	100	102
3,4 Unicredit Luxembourg Finance	5.700%	1/13/2017	1,175	1,175
US Bancorp	5.100%	7/15/2007	500	500
US Bank NA	3.700%	8/1/2007	160	159
US Bank NA	4.125%	3/17/2008	1,000	988
US Bank NA	5.700%	12/15/2008	500	504
2 USB Capital IX	6.189%	4/15/2049	980	1,006
2,3 USB Realty Corp.	6.091%	12/15/2049	270	272
2 Wachovia Capital Trust III	5.800%	12/31/2049	375	379
4 Wachovia Corp.	5.440%	7/20/2007	625	625
4 Wachovia Corp.	5.410%	10/28/2008	2,100	2,102
Wachovia Corp.	6.000%	10/30/2008	225	228
Wachovia Corp.	6.375%	2/1/2009	200	204
Wachovia Corp.	6.150%	3/15/2009	350	357
4 Wachovia Corp.	5.490%	10/15/2011	550	550
Washington Mutual, Inc.	4.375%	1/15/2008	1,080	1,074
Wells Fargo & Co.	3.750%	10/15/2007	1,100	1,091
Wells Fargo & Co.	5.250%	12/1/2007	165	165
Wells Fargo & Co.	4.875%	1/12/2011	1,500	1,489
Wells Fargo Bank NA	6.450%	2/1/2011	1,396	1,460
3,4 Westpac Banking	5.420%	5/25/2007	1,240	1,240
4 World Savings Bank, FSB	5.420%	6/1/2007	1,360	1,360
4 Zions Bancorp	5.480%	4/15/2008	1,400	1,400
Brokerage (4.2%)
Bear Stearns Co., Inc.	4.000%	1/31/2008	275	272
2,4 Bear Stearns Co., Inc.	5.490%	2/8/2008	500	500
4 Bear Stearns Co., Inc.	5.450%	8/21/2009	2,010	2,011
Bear Stearns Co., Inc.	4.500%	10/28/2010	387	379
4 Bear Stearns Co., Inc.	5.590%	1/31/2011	110	110
Franklin Resources Inc.	3.700%	4/15/2008	375	369
4 Goldman Sachs Group, Inc.	5.485%	10/5/2007	250	250
4 Goldman Sachs Group, Inc.	5.690%	7/23/2009	160	161
4 Goldman Sachs Group, Inc.	5.430%	12/23/2009	250	250
4 Goldman Sachs Group, Inc.	5.548%	3/2/2010	1,200	1,203
4 Goldman Sachs Group, Inc.	5.650%	6/28/2010	2,045	2,057
Goldman Sachs Group, Inc.	5.625%	1/15/2017	260	258
LaBranche & Co.	9.500%	5/15/2009	325	340
4 Lehman Brothers Holdings, Inc.	5.460%	8/21/2009	550	550
Lehman Brothers Holdings, Inc.	4.500%	7/26/2010	880	864
Lehman Brothers Holdings, Inc.	5.750%	7/18/2011	1,600	1,632
4 Lehman Brothers Holdings, Inc.	6.140%	8/19/2065	210	211
4 Merrill Lynch & Co., Inc.	5.580%	2/5/2010	1,385	1,390
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	1,200	1,177
Merrill Lynch & Co., Inc.	4.790%	8/4/2010	870	862
4 Morgan Stanley Dean Witter	5.640%	1/15/2010	1,300	1,307
Morgan Stanley Dean Witter	6.750%	4/15/2011	1,074	1,132
Finance Companies (5.0%)
4 American Express Centurion Bank	5.480%	11/16/2009	225	226
American Express Credit Corp.	3.000%	5/16/2008	390	381
4 American Express Credit Corp.	5.380%	5/19/2009	575	575
4 American Express Credit Corp.	5.470%	10/4/2010	400	401
3 American Express Travel	5.250%	11/21/2011	400	402
4 American General Finance Corp.	5.470%	8/16/2007	600	600
American General Finance Corp.	2.750%	6/15/2008	135	131
American General Finance Corp.	4.625%	5/15/2009	565	559
American General Finance Corp.	5.375%	9/1/2009	435	438
American General Finance Corp.	3.875%	10/1/2009	1,000	973
American General Finance Corp.	4.875%	5/15/2010	200	199
Capital One Bank	5.000%	6/15/2009	550	550
Capital One Bank	6.500%	6/13/2013	125	131
4 Capital One Financial	5.455%	3/13/2009	1,100	1,100
Capital One Financial	5.700%	9/15/2011	300	303
Capital One Financial	4.800%	2/21/2012	100	97
CIT Group, Inc.	5.600%	4/27/2011	1,225	1,240
CIT Group, Inc.	5.800%	7/28/2011	550	560
Countrywide Home Loan	3.250%	5/21/2008	100	98
4 General Electric Capital Corp.	5.388%	3/4/2008	500	500
2,4 General Electric Capital Corp.	5.460%	7/28/2008	850	851
General Electric Capital Corp.	4.125%	9/1/2009	600	589
4 General Electric Capital Corp.	5.420%	5/10/2010	1,600	1,600
General Electric Capital Corp.	4.375%	11/21/2011	400	388
General Electric Capital Corp.	5.875%	2/15/2012	200	207
General Electric Capital Corp.	4.375%	3/3/2012	400	388
HSBC Finance Corp.	4.125%	11/16/2009	500	488
HSBC Finance Corp.	4.625%	9/15/2010	970	951
HSBC Finance Corp.	5.250%	1/14/2011	775	774
International Lease Finance Corp.	6.375%	3/15/2009	220	225
International Lease Finance Corp.	4.750%	7/1/2009	155	154
International Lease Finance Corp.	5.450%	3/24/2011	500	505
iStar Financial Inc.	4.875%	1/15/2009	770	763
4 Residential Capital Corp.	6.660%	11/21/2008	300	300
Residential Capital Corp.	6.375%	6/30/2010	750	750
Residential Capital Corp.	6.500%	4/17/2013	240	238
SLM Corp.	4.500%	7/26/2010	1,900	1,862
Insurance (5.1%)
4 Berkshire Hathaway Finance Corp.	5.410%	1/11/2008	400	400
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	500	488
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	200	194
Chubb Corp.	5.472%	8/16/2008	2,100	2,109
2 Chubb Corp.	6.375%	3/29/2067	80	80
CIGNA Corp.	7.400%	5/15/2007	925	927
Hartford Financial Services Group, Inc.	4.700%	9/1/2007	150	150
Hartford Financial Services Group, Inc.	5.550%	8/16/2008	400	402
3 ING Security Life Institutional Funding	4.250%	1/15/2010	200	196
3 Jackson National Life Insurance Co.	3.500%	1/22/2009	300	292
3 John Hancock Global Funding II	7.900%	7/2/2010	1,000	1,081
2 Liberty Mutual Insurance Co.	7.000%	3/15/2037	175	173
Lincoln National Corp.	5.250%	6/15/2007	225	225
2 Lincoln National Corp.	6.050%	4/20/2067	195	191
3 MassMutual Global Funding II	3.250%	6/15/2007	700	696
3,4 MetLife Global Funding I	5.520%	5/18/2010	1,100	1,102
3 Monumental Global Funding II	3.450%	11/30/2007	200	197
3,4 Monumental Global Funding II	5.420%	1/9/2009	1,250	1,251
3 Monumental Global Funding II	4.375%	7/30/2009	400	395
3 New York Life Global Funding	3.875%	1/15/2009	600	587
2,3 Oil Insurance Ltd.	7.558%	6/30/2049	300	315
3,4 Premium Asset Trust	5.510%	7/15/2008	1,100	1,101
3 PRICOA Global Funding I	3.900%	12/15/2008	1,050	1,030
3 PRICOA Global Funding I	4.200%	1/15/2010	250	244
3 Principal Life Global	3.625%	4/30/2008	550	541
Principal Life Income Funding	5.125%	3/1/2011	400	400
Safeco Corp.	4.200%	2/1/2008	950	940
3 TIAA Global Markets	4.125%	11/15/2007	1,250	1,242
2 Travelers Cos. Inc.	6.250%	3/15/2037	350	346
Travelers Property Casualty Corp.	3.750%	3/15/2008	770	759
UnitedHealth Group, Inc.	3.375%	8/15/2007	225	223
UnitedHealth Group, Inc.	3.300%	1/30/2008	625	615
4 UnitedHealth Group, Inc.	5.428%	3/2/2009	425	424
UnumProvident Corp.	5.859%	5/15/2009	300	302
WellPoint Inc.	3.750%	12/14/2007	790	781
WellPoint Inc.	4.250%	12/15/2009	400	392
Willis North America Inc.	5.125%	7/15/2010	170	166
3 Xlliac Global Funding	4.800%	8/10/2010	330	325
Real Estate Investment Trusts (1.3%)
Archstone-Smith Operating Trust	5.250%	12/1/2010	290	290
Arden Realty LP	5.200%	9/1/2011	180	181
AvalonBay Communities, Inc.	5.000%	8/1/2007	100	100
AvalonBay Communities, Inc.	8.250%	7/15/2008	225	233
Brandywine Operating Partnership	5.750%	4/1/2012	170	173
Developers Diversified Realty Corp.	5.250%	4/15/2011	170	170
Developers Diversified Realty Corp.	5.375%	10/15/2012	300	300
Health Care Property Investors, Inc.	6.450%	6/25/2012	300	310
Health Care REIT, Inc.	7.500%	8/15/2007	31	31
Health Care REIT, Inc.	8.000%	9/12/2012	250	275
Liberty Property LP	6.375%	8/15/2012	200	209
ProLogis	5.250%	11/15/2010	514	514
ProLogis	5.500%	4/1/2012	390	394
Regency Centers LP	7.950%	1/15/2011	100	109
Simon Property Group Inc.	6.375%	11/15/2007	323	325
Simon Property Group Inc.	4.875%	3/18/2010	900	895
Simon Property Group Inc.	4.875%	8/15/2010	350	347
United Dominion Realty Trust	6.500%	6/15/2009	150	154
3 Westfield Capital Corp.	4.375%	11/15/2010	450	438
Other (0.1%)
3 Citadel Finance	6.250%	12/15/2011	425	422

				147,408

Industrial (19.7%)
Basic Industry (0.2%)
Lubrizol Corp.	5.875%	12/1/2008	250	252
Praxair, Inc.	4.750%	7/15/2007	130	130
Weyerhaeuser Co.	6.750%	3/15/2012	221	232
3,4 Xstrata Finance Dubay Ltd.	5.710%	11/13/2009	250	248
Capital Goods (2.8%)
3M Co.	5.125%	11/6/2009	300	302
Allied Waste North America Inc.	6.875%	6/1/2017	200	201
4 Avery Dennison Corp.	5.590%	8/10/2007	525	525
3 BAE Systems Holdings Inc.	4.750%	8/15/2010	600	593
Boeing Capital Corp.	6.100%	3/1/2011	450	468
2,3 C8 Capital SPV Ltd.	6.640%	12/15/2049	125	124
Caterpillar Financial Services Corp.	2.700%	7/15/2008	150	146
Caterpillar Financial Services Corp.	4.500%	9/1/2008	1,300	1,289
4 Caterpillar Financial Services Corp.	5.410%	3/10/2009	800	801
4 Caterpillar Financial Services Corp.	5.410%	8/11/2009	900	900
4 Honeywell International, Inc.	5.400%	3/13/2009	500	500
Honeywell International, Inc.	6.125%	11/1/2011	55	57
John Deere Capital Corp.	3.900%	1/15/2008	1,075	1,063
John Deere Capital Corp.	4.875%	3/16/2009	395	393
John Deere Capital Corp.	4.625%	4/15/2009	700	693
Lafarge SA	6.150%	7/15/2011	50	52
Masco Corp.	4.625%	8/15/2007	160	159
Mohawk Industries Inc.	6.500%	4/15/2007	350	350
3 Oakmont Asset Trust	4.514%	12/22/2008	410	403
Raytheon Co.	6.750%	8/15/2007	191	192
Raytheon Co.	8.300%	3/1/2010	100	109
4 Textron Financial Corp.	5.590%	8/28/2007	695	696
Textron Financial Corp.	4.125%	3/3/2008	300	297
4 Textron Financial Corp.	5.460%	1/12/2009	830	830
Textron Financial Corp.	4.600%	5/3/2010	270	266
Tyco International Group SA	6.375%	10/15/2011	235	249
Communication (4.7%)
3,4 America Movil SA de C.V	5.448%	6/27/2008	450	449
America Movil SA de C.V	4.125%	3/1/2009	375	367
4 AT&T Corp.	5.460%	2/5/2010	800	800
AT&T Inc.	4.125%	9/15/2009	970	948
British Sky Broadcasting Corp.	6.875%	2/23/2009	115	118
British Sky Broadcasting Corp.	8.200%	7/15/2009	870	924
British Telecommunications PLC	8.625%	12/15/2010	530	592
CBS Corp.	5.625%	5/1/2007	250	250
Clear Channel Communications, Inc.	4.625%	1/15/2008	1,005	997
Comcast Cable Communications, Inc.	8.375%	5/1/2007	300	301
Comcast Cable Communications, Inc.	6.750%	1/30/2011	400	421
Comcast Corp.	5.850%	1/15/2010	720	734
Comcast Corp.	5.500%	3/15/2011	640	646
Cox Communications, Inc.	3.875%	10/1/2008	125	123
Cox Communications, Inc.	7.875%	8/15/2009	563	595
Cox Communications, Inc.	4.625%	1/15/2010	600	591
Deutsche Telekom International Finance	3.875%	7/22/2008	476	469
Deutsche Telekom International Finance	8.000%	6/15/2010	225	244
Gannett Co., Inc.	4.125%	6/15/2008	755	745
4 Gannett Co., Inc.	5.560%	5/26/2009	500	500
New Cingular Wireless Services	7.500%	5/1/2007	475	476
News America Inc.	6.625%	1/9/2008	380	383
2 NYNEX Corp.	9.550%	5/1/2010	196	208
Sprint Capital Corp.	6.125%	11/15/2008	500	506
Sprint Capital Corp.	7.625%	1/30/2011	420	451
Telecom Italia Capital	4.000%	1/15/2010	1,000	966
Telecom Italia Capital	4.875%	10/1/2010	300	295
Telefonica Emisiones SAU	5.984%	6/20/2011	1,200	1,231
Telefonos de Mexico SA	4.500%	11/19/2008	1,995	1,973
Telus Corp.	7.500%	6/1/2007	380	381
Univision Communications, Inc.	3.500%	10/15/2007	500	493
Univision Communications, Inc.	3.875%	10/15/2008	270	261
Verizon Global Funding Corp.	7.250%	12/1/2010	740	791
4 Vodafone Group PLC	5.440%	12/28/2007	300	300
Consumer Cyclical (4.3%)
3,4 American Honda Finance	5.400%	3/9/2009	1,130	1,130
3,4 American Honda Finance	5.420%	5/12/2009	600	600
3 American Honda Finance	5.125%	12/15/2010	450	450
Carnival Corp.	3.750%	11/15/2007	400	396
Centex Corp.	7.875%	2/1/2011	120	127
CVS Corp.	4.000%	9/15/2009	225	219
2,3 CVS Corp.	6.117%	1/10/2013	580	595
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	600	591
4 DaimlerChrysler North America Holding Corp.	5.890%	10/31/2008	1,100	1,105
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	250	261
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	250	247
Federated Department Stores, Inc.	6.300%	4/1/2009	310	316
Federated Department Stores, Inc.	6.625%	4/1/2011	385	401
Gamestop Corp.	8.000%	10/1/2012	275	292
3 Harley-Davidson Inc.	5.000%	12/15/2010	200	199
International Speedway Corp.	4.200%	4/15/2009	580	566
J.C. Penney Co., Inc.	8.000%	3/1/2010	100	107
J.C. Penney Co., Inc.	9.000%	8/1/2012	585	675
4 Johnson Controls, Inc.	5.590%	1/17/2008	525	526
K. Hovnanian Enterprises	6.250%	1/15/2016	160	141
KB Home	7.250%	6/15/2018	200	188
May Department Stores Co.	5.950%	11/1/2008	460	465
May Department Stores Co.	4.800%	7/15/2009	460	456
MGM Mirage, Inc.	6.750%	4/1/2013	100	99
3 Nissan Motor Acceptance Corp.	4.625%	3/8/2010	680	666
3 Nissan Motor Acceptance Corp.	5.625%	3/14/2011	800	804
4 Paccar Financial Corp.	5.400%	10/26/2009	1,380	1,380
3,4 Realogy Corp.	6.060%	10/20/2009	340	340
Royal Caribbean Cruises	7.000%	6/15/2013	250	258
Target Corp.	3.375%	3/1/2008	120	118
The Walt Disney Co.	5.700%	7/15/2011	170	174
Time Warner, Inc.	6.150%	5/1/2007	500	500
4 Time Warner, Inc.	5.590%	11/13/2009	500	501
2 Toyota Motor Credit Corp.	2.750%	8/6/2009	123	119
4 Viacom Inc.	5.700%	6/16/2009	800	801
Wal-Mart Stores, Inc.	4.000%	1/15/2010	400	390
Western Union Co.	5.400%	11/17/2011	500	500
Yum! Brands, Inc.	7.650%	5/15/2008	735	753
Yum! Brands, Inc.	8.875%	4/15/2011	200	224
Consumer Noncyclical (3.7%)
Altria Group, Inc.	5.625%	11/4/2008	250	251
AmerisourceBergen Corp.	5.625%	9/15/2012	200	200
Amgen Inc.	4.000%	11/18/2009	750	731
Baxter Finco, BV	4.750%	10/15/2010	440	435
Becton, Dickinson & Co.	7.150%	10/1/2009	100	105
Bristol-Myers Squibb Co.	5.250%	8/15/2013	130	130
Brown-Forman Corp.	3.000%	3/15/2008	300	294
3 Cadbury Schweppes US Finance	3.875%	10/1/2008	1,130	1,107
Campbell Soup Co.	5.875%	10/1/2008	500	505
3,4 Cardinal Health, Inc.	5.630%	10/2/2009	425	426
4 Clorox Co.	5.480%	12/14/2007	850	851
Constellation Brands Inc.	7.250%	9/1/2016	50	51
Corn Products International Inc.	8.250%	7/15/2007	300	302
3 Cosan Finance Ltd.	7.000%	2/1/2017	100	99
4 Diageo Capital PLC	5.450%	4/20/2007	700	700
Diageo Capital PLC	3.375%	3/20/2008	235	231
Fortune Brands Inc.	5.125%	1/15/2011	250	248
4 General Mills, Inc.	5.490%	1/22/2010	650	650
H.J. Heinz Co.	6.000%	3/15/2008	225	226
Hershey Foods Corp.	5.300%	9/1/2011	125	126
Hormel Foods Corp.	6.625%	6/1/2011	100	105
Hospira, Inc.	4.950%	6/15/2009	460	455
Kellogg Co.	6.600%	4/1/2011	1,120	1,175
Kraft Foods, Inc.	5.250%	6/1/2007	500	500
Kraft Foods, Inc.	4.125%	11/12/2009	700	682
Kroger Co.	6.375%	3/1/2008	155	156
Kroger Co.	7.450%	3/1/2008	120	122
Kroger Co.	7.250%	6/1/2009	215	224
Medtronic Inc.	4.375%	9/15/2010	400	392
Molson Coors Capital Finance	4.850%	9/22/2010	150	148
3 Pepsi Bottling Holdings Inc.	5.625%	2/17/2009	600	606
PepsiAmericas Inc.	6.375%	5/1/2009	220	225
PepsiAmericas Inc.	5.625%	5/31/2011	110	112
Quest Diagnostic, Inc.	5.125%	11/1/2010	200	199
Reynolds American Inc.	7.625%	6/1/2016	75	80
3,4 SABMiller PLC	5.660%	7/1/2009	325	326
3 SABMiller PLC	6.200%	7/1/2011	625	645
4 Safeway, Inc.	5.698%	3/27/2009	400	400
Safeway, Inc.	7.500%	9/15/2009	700	736
Wyeth	6.950%	3/15/2011	150	159
Energy (0.7%)
Anadarko Finance Co.	6.750%	5/1/2011	140	147
4 Anadarko Petroleum Corp.	5.755%	9/15/2009	540	541
Chesapeake Energy Corp.	7.625%	7/15/2013	75	80
Devon Financing Corp.	6.875%	9/30/2011	205	218
2,3 PF Export Receivables Master Trust	3.748%	6/1/2013	221	208
2,3 PF Export Receivables Master Trust	6.436%	6/1/2015	379	387
Phillips Petroleum Co.	8.750%	5/25/2010	500	553
3 Trans Capital Investment	5.670%	3/5/2014	575	567
Technology (0.9%)
4 Cisco Systems Inc.	5.440%	2/20/2009	300	300
Electronic Data Systems	6.500%	8/1/2013	205	208
Hewlett-Packard Co.	3.625%	3/15/2008	250	246
International Business Machines Corp.	4.250%	9/15/2009	1,175	1,154
International Business Machines Corp.	4.950%	3/22/2011	1,700	1,697
Intuit Inc.	5.400%	3/15/2012	200	199
Transportation (2.1%)
2,4 American Airlines, Inc.	5.970%	9/23/2007	354	354
2 American Airlines, Inc.	3.857%	7/9/2010	213	206
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007	360	360
Canadian National Railway Co.	6.375%	10/15/2011	170	178
2 Continental Airlines, Inc.	9.798%	4/1/2021	190	211
CSX Corp.	7.450%	5/1/2007	145	145
CSX Corp.	4.875%	11/1/2009	125	124
CSX Corp.	6.750%	3/15/2011	400	418
3 ERAC USA Finance Co.	7.350%	6/15/2008	245	250
3,4 ERAC USA Finance Co.	5.610%	4/30/2009	200	200
3,4 ERAC USA Finance Co.	5.610%	8/28/2009	500	500
3 ERAC USA Finance Co.	7.950%	12/15/2009	235	251
3 ERAC USA Finance Co.	8.000%	1/15/2011	200	218
FedEx Corp.	2.650%	4/1/2007	750	750
FedEx Corp.	3.500%	4/1/2009	900	872
FedEx Corp.	5.500%	8/15/2009	400	403
Greenbrier Co. Inc.	8.375%	5/15/2015	125	126
2,4 JetBlue Airways Corp.	5.730%	12/15/2013	458	458
4 JetBlue Airways Corp.	5.775%	3/15/2014	700	701
4 JetBlue Airways Corp.	5.810%	11/15/2016	440	442
Norfolk Southern Corp.	7.350%	5/15/2007	27	27
Norfolk Southern Corp.	5.257%	9/17/2014	135	132
TFM SA de CV	9.375%	5/1/2012	170	183
Union Pacific Corp.	5.750%	10/15/2007	700	701
Union Pacific Corp.	7.250%	11/1/2008	250	257
Union Pacific Corp.	3.875%	2/15/2009	100	98
Other (0.3%)
Briggs & Stratton Corp.	8.875%	3/15/2011	430	468
Cintas Corp.	5.125%	6/1/2007	600	600
2,3 Parker Retirement Savings Plan Trust	6.340%	7/15/2008	59	59
Steelcase Inc.	6.500%	8/15/2011	150	154

				81,195

Utilities (5.0%)
Electric (4.1%)
3 AES Panama SA	6.350%	12/21/2016	200	199
4 Alabama Power Co.	5.550%	8/25/2009	590	592
4 Appalachian Power Co.	5.680%	6/29/2007	225	225
Avista Corp.	9.750%	6/1/2008	425	444
Carolina Power & Light Co.	6.650%	4/1/2008	600	608
CMS Energy Corp.	6.875%	12/15/2015	1,000	1,033
Consolidated Edison Co. of New York	8.125%	5/1/2010	130	141
4 Dominion Resources, Inc.	5.650%	9/28/2007	1,075	1,076
2 Dominion Resources, Inc.	6.300%	9/30/2066	940	955
Entergy Gulf States, Inc.	3.600%	6/1/2008	1,310	1,285
FirstEnergy Corp.	6.450%	11/15/2011	230	241
FPL Group Capital, Inc.	5.625%	9/1/2011	650	661
2 FPL Group Capital, Inc.	6.350%	10/1/2066	205	207
Georgia Power Co.	4.875%	7/15/2007	1,425	1,423
2,3 GWF Energy LLC	6.131%	12/30/2011	246	248
Northeast Utilities	3.300%	6/1/2008	135	132
Northeast Utilities	7.250%	4/1/2012	345	372
Northern States Power Co.	4.750%	8/1/2010	300	297
Ohio Power Co.	5.300%	11/1/2010	370	372
5 Pacific Gas & Electric Co.	3.600%	3/1/2009	1,000	973
Pepco Holdings, Inc.	5.500%	8/15/2007	340	339
4 Pepco Holdings, Inc.	5.985%	6/1/2010	250	250
PPL Capital Funding, Inc.	8.375%	6/15/2007	125	126
PPL Capital Funding, Inc.	4.330%	3/1/2009	800	785
PPL Electric Utilities Corp.	6.250%	8/15/2009	430	440
Public Service Co. of Colorado	4.375%	10/1/2008	330	326
Public Service Co. of New Mexico	4.400%	9/15/2008	150	149
Public Service Electric & Gas	4.000%	11/1/2008	850	836
Puget Sound Energy Inc.	3.363%	6/1/2008	390	382
4 Southern California Edison Co.	5.460%	2/2/2009	150	150
Southern California Edison Co.	7.625%	1/15/2010	50	53
3 SP PowerAssets Ltd.	3.800%	10/22/2008	500	490
Texas - New Mexico Power Co.	6.125%	6/1/2008	375	377
3,4 TXU Electric Delivery	5.725%	9/16/2008	550	550
Natural Gas (0.9%)
AGL Capital Corp.	7.125%	1/14/2011	100	106
CenterPoint Energy	6.500%	2/1/2008	490	494
2,4 Energen Corp.	5.710%	11/15/2007	800	801
Enterprise Products Operating LP	4.000%	10/15/2007	115	114
2 Enterprise Products Operating LP	8.375%	8/1/2066	450	494
3 Gaz Capital SA	6.212%	11/22/2016	300	300
ONEOK Partners, LP	5.900%	4/1/2012	200	205
Plains All American Pipeline LP	4.750%	8/15/2009	550	544
2 Southern Union Co.	7.200%	11/1/2066	400	403
*3 Yosemite Security Trust	8.250%	11/15/2004	370	315

				20,513

Total Corporate Bonds
(Cost $344,165)				343,665

Sovereign Bonds (U.S. Dollar-Denominated) (1.1%)

3 Abu Dhabi National Energy Co.	5.875%	10/27/2016	350	352
China Development Bank	8.250%	5/15/2009	400	426
3 Export-Import Bank of Korea	4.125%	2/10/2009	450	442
Korea Development Bank	4.750%	7/20/2009	1,175	1,165
2 Pemex Finance Ltd.	8.020%	5/15/2007	12	12
2,3 Petroleum Export/Cayman	4.623%	6/15/2010	506	501
2,3 Petroleum Export/Cayman	5.265%	6/15/2011	456	451
3 Petronas Capital Ltd.	7.000%	5/22/2012	100	108
2,3 Qatar Petroleum	5.579%	5/30/2011	500	503
2,3 Ras Laffan Liquified Natural Gas Co.	3.437%	9/15/2009	403	394
2,3 Ras Laffan Liquified Natural Gas Co. Ltd. II	5.298%	9/30/2020	300	289

Total Sovereign Bonds
(Cost $4,677)				4,643

Taxable Municipal Bond (0.0%)

3 Texas Municipal Gas Corp.
(Cost $40)	2.600%	7/1/2007	40	40

		Shares

Convertible Preferred Stock (0.0%)

4 Merrill Lynch & Co., Inc.
(Cost $85)	5.850%	3,400		85

Preferred Stocks (0.6%)

4 Goldman Sachs Group, Inc.	6.116%	46,000		1,207
4 Bank of America Corp.	5.718%	16,750		430
Santander Financial	6.800%	9,200		231
4 SunTrust Banks, Inc.	5.920%	8,500		223
4 Zions Bancorp	5.875%	6,675		173
Aspen Insurance Holdings	7.401%	5,950		153

Total Preferred Stock
(Cost $2,356)				2,417

Temporary Cash Investment (2.4%)

6 Vanguard Market Liquidity Fund
(Cost $9,881)	5.288%		9,881,480	9,881

Total Investments (100.8%)
(Cost $418,046)				417,367

Other Assets and Liabilities-Net (-0.8%)				(3,511)

Net Assets (100%)				413,856

*	Non-income-producing security -- security in default.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of these securities was $56,026,000, representing 13.5% of net assets.
4	Adjustable-rate note.
5	Securities with a value of $973,000 have been segregated as initial margin for open futures contracts.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2007, the cost of investment securities for tax purposes was $418,046,000. Net unrealized depreciation of investment securities for tax purposes was $679,000, consisting of unrealized gains of $1,341,000 on securities that had risen in value since their purchase and $2,020,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2007, the aggregate settlement value of open futures contracts expiring in June 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

2-Year U.S. Treasury Note	306	62,697	145
5-Year U.S. Treasury Note	(48)	5,078	14

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The portfolio has entered into credit default swaps to simulate long bond positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, the portfolio receives a periodic payment amount (premium) that is a fixed percentage applied to a notional principal amount. In return, the portfolio agrees to pay the counterparty the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

The portfolio has also entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The portfolio has also entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the portfolio receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the portfolio agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the portfolio invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At March 31, 2007, the portfolio had the following open swap contracts:

Credit Default Swaps

Reference Entity	Termination Date	Dealer (1)	Notional Amount	Premium Received	Unrealized Appreciation (Depreciation) ($000)

Burlington Northern Santa Fe Corp.	6/20/2012	DBS	400	0.40%	-
Fifth Third Bank	4/2/2007	DBS	883	0.45%	-
Lehman Brothers Holdings, Inc.	6/20/2008	DBS	800	0.18%	-
Procter & Gamble	9/20/2008	DBS	2,500	0.12%	2
UPS	3/20/2008	WB	2,040	0.07%	1

					3

Interest Rate Swaps

Termination Date	Dealer (1)	Notional Amount ($000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)	Unrealized Appreciation (Depreciation) ($000)

4/2/2007	DBS	883	3.085%	(5.360%)(2)	-
4/5/2007	LEH	1,000	2.707%	(5.360%)(2)	-
5/25/2007	ABN	1,240	3.192%	(5.360%)(2)	(4)
6/14/2007	DBS	900	3.220%	(5.355%)(2)	(4)
11/1/2007	ABN	760	3.163%	(5.360%)(2)	(9)
12/28/2007	LEH	300	4.897%	(5.363%)(2)	(1)
1/15/2008	LEH	1,300	3.345%	(5.360%)(2)	(20)
9/19/2008	LEH	2,700	4.743%	(5.350%)(2)	(15)
3/10/2009	LEH	800	5.627%	(5.340%)(2)	9
4/17/2009	LEH	2,500	5.637%	(5.360%)(2)	31
5/18/2009	LEH	1,000	5.601%	(5.360%)(2)	12
6/2/2009	DBS	1,350	3.765%	(5.348%)(2)	(34)
6/9/2009	LEH	1,735	5.636%	(5.340%)(2)	23
8/11/2009	BS	900	5.062%	(5.363%)(2)	1
8/21/2009	LEH	2,010	5.273%	(5.360%)(2)	13
9/17/2009	BS	1,593	5.183%	(5.320%)(3)	7
10/13/2009	LEH	1,400	5.052%	(5.360%)(2)	3
10/26/2009	LEH	1,380	5.170%	(5.360%)(2)	7
11/16/2009	BS	225	5.413%	(5.320%)(3)	2
11/20/2009	LEH	2,700	4.978%	(5.360%)(2)	-
12/9/2009	LEH	400	5.413%	(5.340%)(2)	4
12/14/2009	LEH	1,500	5.413%	(5.355%)(2)	17
12/17/2009	LEH	500	5.413%	(5.350%)(2)	6
12/23/2009	LEH	250	5.045%	(5.350%)(2)	1
2/15/2010	WB	4,000	5.467%	(5.320%)(3)	53
5/10/2010	LEH	1,600	5.239%	(5.360%)(2)	13
5/18/2010	BS	1,100	5.153%	(5.360%)(2)	6
6/28/2010	LEH	1,375	5.412%	(5.350%)(2)	19
7/17/2010	BS	900	5.195%	(5.320%)(3)	6
8/15/2010	LEH	600	5.417%	(5.360%)(2)	8
11/15/2010	LEH	1,800	5.423%	(5.320%)(3)	27

					181

Total Return Swaps

Reference Entity/Termination Date	Dealer (1)	Notional Amount ($000)	Floating Interest Rate Paid (3)	Unrealized Appreciation (Depreciation) ($000)

Mortgage-Backed Securities Index
7/1/2007	UBS	3,320	5.260%	9
8/1/2007	UBS	3,320	5.260%	9

				18

1	ABN-ABN Amro. BS-Bear, Stearns & Co. Inc. DBS-Deutsche Bank Securities Inc. LEH-Lehman Brothers Special Financing Inc. UBS-UBS Securities LLC. WB-Wachovia Bank.
2	Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3	Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Vanguard Variable Insurance Fund-High Yield Bond Portfolio
Schedule of Investments
March 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government Securities (4.9%)

U.S. Treasury Note	5.625%	5/15/2008	2,555	2,576
U.S. Treasury Note	5.500%	5/15/2009	2,925	2,978
U.S. Treasury Note	5.750%	8/15/2010	1,975	2,049
U.S. Treasury Note	4.875%	7/31/2011	2,600	2,633
U.S. Treasury Note	4.000%	11/15/2012	2,700	2,629

Total U.S. Government Securities
(Cost $13,028)				12,865

Corporate Bonds (91.5%)

Finance (4.1%)
Banking (0.2%)
Chevy Chase Savings Bank	6.875%	12/1/2013	645	662
Brokerage (0.4%)
E*Trade Financial Corp.	8.000%	6/15/2011	650	684
E*Trade Financial Corp.	7.375%	9/15/2013	325	340
Finance Companies (2.2%)
General Motors Acceptance Corp. LLC	6.875%	8/28/2012	775	774
General Motors Acceptance Corp. LLC	8.000%	11/1/2031	4,655	5,004
Insurance (0.7%)
Provident Funding Mortgage Loan Trust	7.000%	7/15/2018	805	847
UnumProvident Corp.	7.625%	3/1/2011	136	146
UnumProvident Corp.	6.750%	12/15/2028	585	580
UnumProvident Corp.	7.375%	6/15/2032	175	185
Real Estate Investment Trust (0.6%)
1 Rouse Co.	6.750%	5/1/2013	1,510	1,544

				10,766

Industrial (74.8%)
Basic Industry (8.1%)
Arch Western Finance	6.750%	7/1/2013	1,840	1,819
Bowater Canada Finance	7.950%	11/15/2011	1,375	1,335
Bowater Inc.	6.500%	6/15/2013	25	23
Cascades Inc.	7.250%	2/15/2013	645	645
Equistar Chemicals LP	10.125%	9/1/2008	165	174
Equistar Chemicals LP	10.625%	5/1/2011	605	637
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/2015	1,080	1,161
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/2017	2,655	2,867
1 Georgia Gulf Corp.	9.500%	10/15/2014	1,280	1,242
Georgia-Pacific Corp.	8.125%	5/15/2011	945	992
1 Georgia-Pacific Corp.	7.125%	1/15/2017	1,860	1,862
Georgia-Pacific Corp.	8.000%	1/15/2024	550	551
IMC Global, Inc.	7.300%	1/15/2028	640	600
International Steel Group, Inc.	6.500%	4/15/2014	1,175	1,222
Lyondell Chemical Co.	8.000%	9/15/2014	1,210	1,269
Methanex Corp.	8.750%	8/15/2012	725	806
Millennium America Inc.	9.250%	6/15/2008	790	822
1 Mosaic Co.	7.375%	12/1/2014	150	156
1 Mosaic Co.	7.625%	12/1/2016	125	133
Nalco Co.	7.750%	11/15/2011	240	247
Neenah Paper Inc.	7.375%	11/15/2014	810	780
Novelis Inc.	7.250%	2/15/2015	1,385	1,465
Steel Dynamics, Inc.	9.500%	3/15/2009	720	738
Capital Goods (7.0%)
Alliant Techsystems Inc.	6.750%	4/1/2016	715	722
Allied Waste North America Inc.	5.750%	2/15/2011	195	190
Allied Waste North America Inc.	6.375%	4/15/2011	300	301
Allied Waste North America Inc.	7.250%	3/15/2015	220	225
Allied Waste North America Inc.	7.125%	5/15/2016	135	137
Allied Waste North America Inc.	6.875%	6/1/2017	1,835	1,839
1 Ashtead Capital Inc.	9.000%	8/15/2016	715	765
1 Ashtead Holding PLC	8.625%	8/1/2015	475	496
Ball Corp.	6.625%	3/15/2018	520	515
Case New Holland Inc.	9.250%	8/1/2011	1,380	1,452
Case New Holland Inc.	7.125%	3/1/2014	1,255	1,304
Crown Americas Inc.	7.625%	11/15/2013	615	635
Crown Americas Inc.	7.750%	11/15/2015	615	642
Goodman Global Holdings	7.875%	12/15/2012	860	869
L-3 Communications Corp.	7.625%	6/15/2012	950	983
L-3 Communications Corp.	6.375%	10/15/2015	450	449
Owens-Brockway Glass Container, Inc.	8.875%	2/15/2009	475	485
Owens-Brockway Glass Container, Inc.	7.750%	5/15/2011	920	951
Owens-Brockway Glass Container, Inc.	8.750%	11/15/2012	720	761
Sequa Corp.	9.000%	8/1/2009	1,355	1,429
Texas Industries Inc.	7.250%	7/15/2013	580	596
United Rentals NA Inc.	6.500%	2/15/2012	1,885	1,885
United Rentals NA Inc.	7.750%	11/15/2013	750	771
Communication (17.4%)
Canwest Media Inc.	8.000%	9/15/2012	1,675	1,727
1 Charter Communications OPT LLC	8.000%	4/30/2012	1,840	1,923
1 Charter Communications OPT LLC	8.375%	4/30/2014	2,155	2,241
Citizens Communications	9.250%	5/15/2011	1,680	1,873
1 Citizens Communications	6.625%	3/15/2015	650	647
Citizens Communications	9.000%	8/15/2031	345	378
CSC Holdings, Inc.	8.125%	7/15/2009	80	83
CSC Holdings, Inc.	8.125%	8/15/2009	645	669
CSC Holdings, Inc.	7.625%	4/1/2011	310	319
1 CSC Holdings, Inc.	6.750%	4/15/2012	740	735
CSC Holdings, Inc.	7.875%	2/15/2018	1,190	1,224
CSC Holdings, Inc.	7.625%	7/15/2018	1,885	1,906
Dex Media, Inc.	8.000%	11/15/2013	450	471
Dobson Cellular Systems	8.375%	11/1/2011	855	911
Dobson Cellular Systems	9.875%	11/1/2012	490	534
GCI Inc.	7.250%	2/15/2014	1,410	1,406
1 Idearc Inc.	8.000%	11/15/2016	3,695	3,797
Intelsat Bermuda Ltd.	9.250%	6/15/2016	670	744
Intelsat Holding Ltd.	8.250%	1/15/2013	200	209
Intelsat Holding Ltd.	8.625%	1/15/2015	2,060	2,209
Liberty Media Corp.	5.700%	5/15/2013	1,095	1,041
Liberty Media Corp.	8.500%	7/15/2029	270	273
Liberty Media Corp.	8.250%	2/1/2030	1,230	1,215
Lin Television Corp.	6.500%	5/15/2013	475	463
Mediacom Broadband LLC	8.500%	10/15/2015	700	716
1 Mediacom Broadband LLC	8.500%	10/15/2015	675	690
Mediacom LLC/Mediacom Capital Corp.	9.500%	1/15/2013	775	800
Medianews Group Inc.	6.875%	10/1/2013	700	646
PanAmSat Corp.	9.000%	8/15/2014	1,168	1,263
Quebecor Media Inc.	7.750%	3/15/2016	1,235	1,277
Qwest Communications International Inc.	8.875%	3/15/2012	2,430	2,694
Qwest Communications International Inc.	7.500%	10/1/2014	440	465
R.H. Donnelley Corp.	6.875%	1/15/2013	230	225
R.H. Donnelley Corp.	6.875%	1/15/2013	910	887
R.H. Donnelley Corp.	8.875%	1/15/2016	2,960	3,156
Sinclair Broadcast Group	8.000%	3/15/2012	905	937
US West Communications Group	6.875%	9/15/2033	2,310	2,238
Windstream Corp.	8.125%	8/1/2013	285	310
Windstream Corp.	8.625%	8/1/2016	1,750	1,914
1 Windstream Corp.	7.000%	3/15/2019	705	707
Consumer Cyclical (17.0%)
AMC Entertainment Inc.	8.000%	3/1/2014	600	612
Beazer Homes USA, Inc.	8.625%	5/15/2011	860	851
Beazer Homes USA, Inc.	8.375%	4/15/2012	195	189
Beazer Homes USA, Inc.	6.875%	7/15/2015	395	354
Corrections Corp. of America	6.250%	3/15/2013	345	345
Corrections Corp. of America	6.750%	1/31/2014	265	270
Ford Motor Credit Co.	7.875%	6/15/2010	375	377
2 Ford Motor Credit Co.	9.810%	4/15/2012	1,115	1,172
Ford Motor Credit Co.	7.000%	10/1/2013	3,895	3,646
2 Ford Motor Credit Co.	8.360%	12/15/2013	3,825	3,835
2 Ford Motor Credit Co.	8.360%	12/15/2013	290	291
2 Ford Motor Credit Co.	8.360%	12/15/2013	410	411
Ford Motor Credit Co.	8.000%	12/15/2016	2,550	2,456
General Motors Corp.	8.250%	7/15/2023	1,385	1,246
^ General Motors Corp.	8.375%	7/15/2033	3,900	3,500
Harrah's Operating Co., Inc.	6.500%	6/1/2016	1,345	1,190
Harrah's Operating Co., Inc.	5.750%	10/1/2017	1,495	1,233
Host Hotels & Resorts LP	6.875%	11/1/2014	865	880
Host Marriott LP	7.125%	11/1/2013	1,740	1,777
Isle of Capri Casinos	7.000%	3/1/2014	680	670
K. Hovnanian Enterprises	6.250%	1/15/2016	495	436
^ K. Hovnanian Enterprises	8.625%	1/15/2017	815	803
KB Home	8.625%	12/15/2008	585	603
KB Home	7.750%	2/1/2010	50	50
KB Home	6.375%	8/15/2011	85	83
KB Home	6.250%	6/15/2015	910	819
KB Home	7.250%	6/15/2018	375	353
Mandalay Resort Group	9.375%	2/15/2010	1,185	1,277
Marquee Inc.	8.625%	8/15/2012	695	738
MGM Mirage, Inc.	8.500%	9/15/2010	1,670	1,789
MGM Mirage, Inc.	8.375%	2/1/2011	135	143
MGM Mirage, Inc.	6.750%	9/1/2012	270	268
MGM Mirage, Inc.	6.625%	7/15/2015	260	250
Park Place Entertainment Corp.	8.125%	5/15/2011	50	53
Rite Aid Corp.	8.125%	5/1/2010	80	82
Seneca Gaming Corp.	7.250%	5/1/2012	725	730
Service Corp. International	7.375%	10/1/2014	295	306
Service Corp. International	6.750%	4/1/2016	110	109
Service Corp. International	7.000%	6/15/2017	1,165	1,175
Service Corp. International	7.625%	10/1/2018	915	965
Standard Pacific Corp.	6.500%	10/1/2008	550	547
Standard Pacific Corp.	6.875%	5/15/2011	360	353
Standard Pacific Corp.	6.250%	4/1/2014	205	180
Station Casinos	6.000%	4/1/2012	170	166
Station Casinos	6.500%	2/1/2014	785	726
Station Casinos	6.875%	3/1/2016	560	515
Station Casinos	6.625%	3/15/2018	470	418
Tenneco Automotive Inc.	10.250%	7/15/2013	565	617
1 TRW Automotive Inc.	7.000%	3/15/2014	2,230	2,174
1 TRW Automotive Inc.	7.250%	3/15/2017	800	780
Visteon Corp.	8.250%	8/1/2010	390	396
Visteon Corp.	7.000%	3/10/2014	745	650
Wynn Las Vegas LLC	6.625%	12/1/2014	1,110	1,102
Consumer Noncyclical (9.9%)
Ahold Finance USA Inc.	6.875%	5/1/2029	690	700
Angiotech Pharmaceutical	7.750%	4/1/2014	568	521
1 Aramark Corp.	8.500%	2/1/2015	865	895
Bio-Rad Laboratories Inc.	7.500%	8/15/2013	195	200
Bio-Rad Laboratories Inc.	6.125%	12/15/2014	290	280
Constellation Brands Inc.	7.250%	9/1/2016	1,455	1,473
Delhaize America Inc.	9.000%	4/15/2031	360	431
Elan Financial PLC	7.750%	11/15/2011	1,865	1,830
2 Elan Financial PLC	9.360%	11/15/2011	840	856
1 Elan Financial PLC	8.875%	12/1/2013	1,015	1,035
Fisher Scientific International Inc.	6.750%	8/15/2014	385	399
Fisher Scientific International Inc.	6.125%	7/1/2015	750	751
HCA Inc.	8.750%	9/1/2010	1,200	1,260
HCA Inc.	5.750%	3/15/2014	260	222
HCA Inc.	6.375%	1/15/2015	2,690	2,296
HCA Inc.	6.500%	2/15/2016	1,440	1,226
1 HCA Inc.	9.250%	11/15/2016	1,010	1,091
HCA Inc.	7.690%	6/15/2025	130	112
HCA Inc.	7.500%	11/6/2033	275	235
Mylan Laboratories Inc.	5.750%	8/15/2010	145	143
Mylan Laboratories Inc.	6.375%	8/15/2015	740	728
Omnicare, Inc.	6.125%	6/1/2013	70	68
Omnicare, Inc.	6.750%	12/15/2013	390	393
Omnicare, Inc.	6.875%	12/15/2015	585	592
Reynolds American Inc.	6.500%	7/15/2010	220	225
Reynolds American Inc.	7.250%	6/1/2013	1,190	1,248
Reynolds American Inc.	7.300%	7/15/2015	1,040	1,097
Tenet Healthcare Corp.	6.500%	6/1/2012	375	346
Tenet Healthcare Corp.	7.375%	2/1/2013	380	354
Tenet Healthcare Corp.	9.875%	7/1/2014	2,285	2,308
Tenet Healthcare Corp.	9.250%	2/1/2015	315	312
Triad Hospitals Inc.	7.000%	5/15/2012	835	869
Ventas Realty LP/Capital Corp.	6.625%	10/15/2014	710	724
Ventas Realty LP/Capital Corp.	7.125%	6/1/2015	470	489
Ventas Realty LP/Capital Corp.	6.500%	6/1/2016	405	415
Energy (8.2%)
Chesapeake Energy Corp.	7.750%	1/15/2015	105	109
Chesapeake Energy Corp.	6.625%	1/15/2016	1,020	1,024
Chesapeake Energy Corp.	6.875%	1/15/2016	845	858
Chesapeake Energy Corp.	6.500%	8/15/2017	1,780	1,758
Chesapeake Energy Corp.	6.250%	1/15/2018	1,645	1,620
Delta Petroleum Corp.	7.000%	4/1/2015	375	336
Encore Acquisition Co.	6.250%	4/15/2014	150	137
Encore Acquisition Co.	6.000%	7/15/2015	495	441
Exco Resources Inc.	7.250%	1/15/2011	845	843
Forest Oil Corp.	8.000%	12/15/2011	640	667
Forest Oil Corp.	7.750%	5/1/2014	400	407
Hornbeck Offshore Services	6.125%	12/1/2014	525	495
Magnum Hunter Resources Inc.	9.600%	3/15/2012	637	667
Newfield Exploration Co.	6.625%	4/15/2016	660	660
1 OPTI Canada Inc.	8.250%	12/15/2014	1,865	1,935
Peabody Energy Corp.	6.875%	3/15/2013	1,135	1,158
Peabody Energy Corp.	7.375%	11/1/2016	1,655	1,738
Peabody Energy Corp.	7.875%	11/1/2026	1,315	1,400
Petrohawk Energy Corp.	9.125%	7/15/2013	605	644
Pioneer Natural Resources Co.	5.875%	7/15/2016	285	266
Pioneer Natural Resources Co.	6.650%	3/15/2017	835	825
Pioneer Natural Resources Co.	6.875%	5/1/2018	530	521
Pioneer Natural Resources Co.	7.200%	1/15/2028	345	328
Pogo Producing Co.	6.625%	3/15/2015	35	34
Pogo Producing Co.	6.875%	10/1/2017	215	211
Pride International Inc.	7.375%	7/15/2014	1,450	1,483
Whiting Petroleum Corp.	7.250%	5/1/2012	520	511
Whiting Petroleum Corp.	7.250%	5/1/2013	625	614
Whiting Petroleum Corp.	7.000%	2/1/2014	110	108
Technology (3.9%)
1 Freescale Semiconductor	8.875%	12/15/2014	3,650	3,659
IKON Office Solutions	7.750%	9/15/2015	885	923
1 NXP BV	7.875%	10/15/2014	2,815	2,903
Sensata Technologies	8.250%	5/1/2014	1,000	993
SunGard Data Systems, Inc.	9.125%	8/15/2013	1,785	1,914
Transportation (2.8%)
1 Avis Budget Car Rental	7.625%	5/15/2014	1,600	1,628
1,2 Avis Budget Car Rental	7.860%	5/15/2014	220	224
1 Avis Budget Car Rental	7.750%	5/15/2016	1,265	1,290
3 Continental Airlines, Inc.	9.798%	4/1/2021	930	1,034
Continental Airlines, Inc.	6.903%	4/19/2022	175	177
Hertz Corp.	8.875%	1/1/2014	1,880	2,030
Hertz Corp.	10.500%	1/1/2016	890	1,017
Other (0.5%)
Adesa Corp.	7.625%	6/15/2012	730	776
UCAR Finance, Inc.	10.250%	2/15/2012	648	678

				198,000

Utilities (12.6%)
Electric (9.1%)
1 AES Corp.	8.750%	5/15/2013	865	917
1 AES Corp.	9.000%	5/15/2015	1,090	1,164
Aquila Inc.	9.950%	2/1/2011	1,015	1,117
Aquila Inc.	14.875%	7/1/2012	270	352
Dynegy Inc.	8.375%	5/1/2016	1,755	1,829
Edison Mission Energy	7.500%	6/15/2013	405	419
Edison Mission Energy	7.750%	6/15/2016	400	417
Midwest Generation LLC	8.750%	5/1/2034	2,085	2,267
Mirant North America LLC	7.375%	12/31/2013	1,640	1,681
Nevada Power Co.	9.000%	8/15/2013	333	360
Nevada Power Co.	5.875%	1/15/2015	520	524
Nevada Power Co.	6.650%	4/1/2036	290	303
NRG Energy Inc.	7.250%	2/1/2014	825	847
NRG Energy Inc.	7.375%	2/1/2016	2,665	2,735
NRG Energy Inc.	7.375%	1/15/2017	1,600	1,644
Reliant Energy, Inc.	9.500%	7/15/2013	403	439
Reliant Energy, Inc.	6.750%	12/15/2014	2,372	2,502
TECO Energy, Inc.	7.200%	5/1/2011	820	867
TECO Energy, Inc.	6.750%	5/1/2015	55	58
TXU Corp.	5.550%	11/15/2014	1,160	1,030
TXU Corp.	6.500%	11/15/2024	1,890	1,606
TXU Corp.	6.550%	11/15/2034	1,030	869
Natural Gas (3.5%)
El Paso Natural Gas Co.	7.500%	11/15/2026	190	211
El Paso Production Holdings	7.750%	6/1/2013	2,540	2,642
Enterprise Products Operating LP	6.875%	3/1/2033	450	474
Suburban Propane Partners	6.875%	12/15/2013	650	639
Williams Cos., Inc.	7.125%	9/1/2011	1,025	1,075
Williams Cos., Inc.	8.125%	3/15/2012	1,270	1,378
Williams Cos., Inc.	7.500%	1/15/2031	1,565	1,651
Williams Cos., Inc.	7.750%	6/15/2031	205	219
Williams Cos., Inc.	8.750%	3/15/2032	175	201
1 Williams Partners LP	7.500%	6/15/2011	450	478
1 Williams Partners LP	7.250%	2/1/2017	375	397

				33,312

Total Corporate Bonds
(Cost $238,671)				242,078

Sovereign Bond (U.S. Dollar-Denominated) (1.2%)

Republic of Argentina
(Cost $3,119)	7.000%	9/12/2013	3,195	3,065

Temporary Cash Investments (2.9%)

Repurchase Agreement (1.7%)
Lehman Brothers Inc.
(Dated 3/30/2007, Repurchase Value $4,402,000, collateralized
by Federal Home Loan Mortgage Corp. 6.000%, 5/1/2034)	5.380%	4,400	4,400

			Shares

Money Market Fund (1.2%)
4 Vanguard Market Liquidity Fund	5.288%		3,344,000	3,344

Total Temporary Cash Investments
(Cost $7,744)				7,744

Total Investments (100.5%)
(Cost $262,562)				265,752

Other Assets and Liabilities-Net (-0.5%)				(1,254)

Net Assets (100%)				264,498

^	Part of security position is on loan to broker-dealers.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of these securities was $37,508,000, representing 14.2% of net assets.
2	Adjustable-rate note.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2007, the cost of investment securities for tax purposes was $262,562,000. Net unrealized appreciation of investment securities for tax purposes was $3,190,000, consisting of unrealized gains of $5,912,000 on securities that had risen in value since their purchase and $2,722,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Schedule of Investments
March 31, 2007

	Shares	Market Value ($000)

Investment Companies (101.8%)

U.S. Stock Funds
Vanguard Variable Insurance Fund - Equity Index Portfolio	14,972,601	422,227
Vanguard Extended Market Index Fund Investor Shares	2,661,069	107,268

Total Investment Companies
(Cost $495,261)		529,495

Other Assets and Liabilities — Net (-1.8%)		(9,193)

Net Assets (100%)		520,302

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At March 31, 2007, the cost of investment securities for tax purposes was $495,261,000. Net unrealized appreciation of investment securities for tax purposes was $34,234,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Variable Insurance Fund - Balanced Portfolio
Schedule of Investments
March 31, 2007

Common Stocks (63.9%)

Consumer Discretionary (4.9%)
* Comcast Corp. Class A	502,775	13,047
McDonald's Corp.	263,000	11,848
Time Warner, Inc.	436,400	8,606
* Viacom Inc. Class B	135,400	5,566
The Walt Disney Co.	157,100	5,409
CBS Corp.	159,500	4,879
NIKE, Inc. Class B	42,400	4,505
Staples, Inc.	158,600	4,098
Home Depot, Inc.	105,000	3,858
Gannett Co., Inc.	54,400	3,062
Honda Motor Co., Ltd ADR	73,900	2,577
Yum! Brands, Inc.	44,300	2,559

		70,014

Consumer Staples (6.7%)
Wal-Mart Stores, Inc.	356,500	16,738
Altria Group, Inc.	187,100	16,429
The Coca-Cola Co.	214,800	10,310
Nestle SA ADR Reg	101,800	9,895
Kimberly-Clark Corp.	140,900	9,650
The Procter & Gamble Co.	142,367	8,992
Sysco Corp.	198,500	6,715
PepsiCo, Inc.	102,000	6,483
SABMiller PLC	235,040	5,156
Unilever NV ADR	108,700	3,176
British American Tobacco PLC	57,460	1,797
SABMiller PLC ADR	36,600	812

		96,153

Energy (9.3%)
Chevron Corp.	294,600	21,789
ExxonMobil Corp.	282,400	21,307
Total SA ADR	301,812	21,060
ConocoPhillips Co.	209,370	14,310
Royal Dutch Shell PLC ADR Class A	181,700	12,047
EnCana Corp.	217,872	11,031
XTO Energy, Inc.	145,500	7,975
Schlumberger Ltd.	99,500	6,875
ENI SpA ADR	79,300	5,141
Anadarko Petroleum Corp.	115,300	4,956
Petroleo Brasileiro ADR	34,100	3,393
Sasol Ltd. Sponsored ADR	96,400	3,186

		133,070

Financials (11.4%)
Bank of America Corp.	543,735	27,741
Citigroup, Inc.	476,233	24,450
UBS AG (New York Shares)	230,200	13,681
State Street Corp.	170,900	11,066
ACE Ltd.	179,500	10,242
American International Group, Inc.	152,000	10,217
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	59,285	10,004
Merrill Lynch & Co., Inc.	98,200	8,020
The Hartford Financial Services Group Inc.	81,800	7,818
MBIA, Inc.	109,050	7,142
Freddie Mac	117,600	6,996
Prudential Financial, Inc.	60,200	5,434
PNC Financial Services Group	57,200	4,117
MetLife, Inc.	63,300	3,997
JPMorgan Chase & Co.	68,548	3,316
Westpac Banking Corp. Ltd. ADR	30,900	3,299
ING Groep NV - Sponsored ADR	72,200	3,056
Wachovia Corp.	43,100	2,373

		162,969

Health Care (7.1%)
Abbott Laboratories	332,900	18,576
Eli Lilly & Co.	339,900	18,256
Schering-Plough Corp.	504,400	12,867
Medtronic, Inc.	262,100	12,859
Bristol-Myers Squibb Co.	430,400	11,948
AstraZeneca Group PLC ADR	148,300	7,956
Wyeth	139,700	6,989
Teva Pharmaceutical Industries Ltd. Sponsored ADR	179,000	6,700
Sanofi-Aventis ADR	133,523	5,810

		101,961

Industrials (7.4%)
General Electric Co.	722,700	25,555
Deere & Co.	142,400	15,470
Canadian National Railway Co.	283,500	12,514
Waste Management, Inc.	274,800	9,456
Lockheed Martin Corp.	82,400	7,994
Parker Hannifin Corp.	80,300	6,931
United Parcel Service, Inc.	91,300	6,400
Pitney Bowes, Inc.	113,000	5,129
General Dynamics Corp.	66,600	5,088
Avery Dennison Corp.	68,200	4,383
3M Co.	42,200	3,225
ABB Ltd. ADR	144,100	2,476
Emerson Electric Co.	42,400	1,827

		106,448

Information Technology (5.1%)
International Business Machines Corp.	209,300	19,729
Microsoft Corp.	363,500	10,131
Accenture Ltd.	261,400	10,074
Texas Instruments, Inc.	228,100	6,866
* EMC Corp.	485,400	6,723
Automatic Data Processing, Inc.	121,900	5,900
First Data Corp.	199,100	5,356
Hewlett-Packard Co.	101,500	4,074
* Nortel Networks Corp.	91,700	2,205
* Sun Microsystems, Inc.	163,100	980
Maxim Integrated Products, Inc.	32,100	944
Keyence Corp.	3,900	876

		73,858

Materials (4.8%)
Alcoa Inc.	425,500	14,424
E.I. du Pont de Nemours & Co.	250,286	12,372
Weyerhaeuser Co.	101,600	7,594
International Paper Co.	197,200	7,178
Cia Vale do Rio Doce ADR	157,520	5,827
Rohm & Haas Co.	109,900	5,684
Syngenta AG ADR	142,900	5,437
Rio Tinto PLC ADR	19,400	4,419
Air Products & Chemicals, Inc.	43,100	3,188
Newmont Mining Corp. (Holding Co.)	70,600	2,964

	69,087

Telecommunication Services (3.4%)
AT&T Inc.	926,522	36,533
Verizon Communications Inc.	253,412	9,609
France Telecom SA ADR	49,800	1,315
Deutsche Telekom AG ADR	70,700	1,169

	48,626

Utilities (3.8%)
Exelon Corp.	282,800	19,431
FPL Group, Inc.	160,800	9,836
TXU Corp.	132,400	8,487
Dominion Resources, Inc.	71,300	6,329
Veolia Environment ADR	51,600	3,835
Pinnacle West Capital Corp.	70,200	3,387
Progress Energy, Inc.	51,500	2,598

		53,903

Total Common Stocks
(Cost $647,019)				916,089

	Coupon	Maturity Date	Face Amount ($000)

U.S. Government and Agency Obligations (4.4%)

U.S. Government Securities (1.0%)
U.S. Treasury Bond	6.250%	8/15/2023	4,565	5,240
U.S. Treasury Inflation-Indexed Note	3.500%	1/15/2011	7,925	9,730

				14,970

Agency Bonds & Notes (0.5%)
Federal Home Loan Mortgage Corp.	4.000%	8/17/2007	1,000	995
Federal Home Loan Mortgage Corp.	3.500%	9/15/2007	2,000	1,985
Federal National Mortgage Assn	3.250%	11/15/2007	3,000	2,965
Private Export Funding Corp.	3.375%	2/15/2009	1,700	1,652

				7,597

Mortgage-Backed Securities (2.9%)
Conventional Mortgage-Backed Securities (2.8%)
1,2 Federal National Mortgage Assn	6.000%	4/1/2021-8/1/2021	2,590	2,633
Government National Mortgage Assn	5.500%	2/15/2033-8/15/2036	24,247	24,117
Government National Mortgage Assn	6.000%	7/15/2026-4/15/2036	11,265	11,419
Government National Mortgage Assn	6.500%	5/15/2028-7/15/2031	395	406
Government National Mortgage Assn	7.000%	11/15/2031-11/15/2033	646	672
Government National Mortgage Assn	8.000%	9/15/2030	102	106
Nonconventional Mortgage-Backed Securities (0.1%)
1,2 Federal National Mortgage Assn	6.018%	5/1/2011	1,418	1,460

				40,813

Total U.S. Government and Agency Obligations
(Cost $62,749)				63,380

Corporate Bonds (25.0%)

Asset-Backed/Commercial Mortgage-Backed Securities (4.4%)
Adjustable Rate Mortgage Trust	5.690%	3/25/2036	547	549
Advanta Business Card Master Trust	4.750%	1/20/2011	530	528
2 3Aesop Funding II LLC	3.950%	4/20/2009	1,600	1,584
Asset Securitization Corp.	6.750%	2/14/2043	1,614	1,624
Banc of America Commercial Mortgage Inc.	5.451%	1/15/2049	2,000	2,018
Banc of America Commercial Mortgage, Inc.	5.740%	5/10/2045	1,000	1,036
Bank One Issuance Trust	3.860%	6/15/2011	1,000	984
Bank One Issuance Trust	3.450%	10/17/2011	1,000	974
Bear Stearns Commercial Mortgage Securities, Inc.	5.466%	4/12/2038	955	974
Bear Stearns Commercial Mortgage Securities, Inc.	4.740%	3/13/2040	1,000	972
Bear Stearns Commercial Mortgage Securities, Inc.	5.540%	9/11/2041	2,000	2,033
Bear Stearns Commercial Mortgage Securities, Inc.	5.537%	10/12/2041	1,910	1,943
Bear Stearns Commercial Mortgage Securities, Inc.	4.825%	11/11/2041	1,995	1,940
Bear Stearns Commercial Mortgage Securities, Inc.	4.933%	2/13/2042	765	747
Bear Stearns Commercial Mortgage Securities, Inc.	4.871%	9/11/2042	740	718
Bear Stearns Commercial Mortgage Securities, Inc.	5.331%	2/11/2044	1,625	1,619
CarMax Auto Owner Trust	4.910%	1/18/2011	860	859
Caterpillar Financial Asset Trust	3.130%	1/26/2009	133	132
Chase Issuance Trust	4.650%	12/17/2012	1,000	993
Chase Manhattan Auto Owner Trust	2.570%	2/16/2010	431	430
Citigroup/Deutsche Bank Commercial Mortgage	5.225%	7/15/2044	2,000	1,997
Commercial Mortgage Pass Through Certificates	5.116%	6/10/2044	750	741
Commercial Mortgage Pass-Through Certificates	5.769%	6/10/2046	2,100	2,137
Credit Suisse Mortgage Capital Certificate	5.555%	2/15/2039	2,000	2,027
Credit Suisse Mortgage Capital Certificates	5.467%	9/15/2039	1,190	1,201
DaimlerChrysler Auto Trust	4.980%	2/8/2011	460	460
Greenwich Capital Commercial Funding Corp.	4.915%	1/5/2036	1,000	985
Greenwich Capital Commercial Funding Corp.	5.317%	6/10/2036	1,000	1,008
Greenwich Capital Commercial Funding Corp.	5.224%	4/10/2037	240	238
Greenwich Capital Commercial Funding Corp.	5.444%	3/10/2039	2,805	2,831
Greenwich Capital Commercial Funding Corp.	4.799%	8/10/2042	1,950	1,942
GS Mortgage Securities Corp. II	5.396%	8/10/2038	1,000	1,015
Honda Auto Receivables Owner Trust	3.820%	5/21/2010	867	854
Household Automotive Trust	5.280%	9/17/2011	2,000	2,017
JPMorgan Chase Commercial Mortgage Securities	4.899%	1/12/2037	960	937
JPMorgan Chase Commercial Mortgage Securities	5.440%	6/12/2047	2,000	2,016
LB-UBS Commercial Mortgage Trust	4.954%	9/15/2030	1,300	1,271
LB-UBS Commercial Mortgage Trust	5.347%	11/15/2038	2,000	2,003
2 3Marriott Vacation Club Owner Trust	5.362%	10/20/2028	609	611
Morgan Stanley Capital I	4.780%	12/13/2041	1,725	1,675
Morgan Stanley Capital I	5.230%	9/15/2042	510	507
Morgan Stanley Capital I	4.700%	7/15/2056	1,530	1,479
Morgan Stanley Dean Witter Capital I	4.740%	11/13/2036	1,000	977
Morgan Stanley Dean Witter Capital I	5.514%	11/12/2049	2,000	2,048
Morgan Stanley Dean Witter Capital II	5.447%	2/12/2044	2,000	2,019
Nissan Auto Lease Trust	5.110%	3/15/2010	1,000	1,000
PSE&G Transition Funding LLC	6.450%	3/15/2013	238	247
USAA Auto Owner Trust	2.670%	10/15/2010	648	642
USAA Auto Owner Trust	4.130%	11/15/2011	952	941
Wachovia Auto Owner Trust	4.930%	11/20/2012	1,000	1,000
Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/2042	750	740
WFS Financial Owner Trust	3.930%	2/17/2012	1,500	1,488
World Omni Auto Receivables Trust	3.820%	11/12/2011	370	364

				64,075

Finance (9.4%)
Banking (4.1%)
Bank of America Corp.	4.375%	12/1/2010	1,000	977
Bank of America Corp.	5.300%	3/15/2017	2,000	1,971
Bank of America Corp.	5.625%	3/8/2035	1,845	1,734
Bank of America Corp.	6.000%	10/15/2036	1,000	1,004
Bank of New York Co., Inc.	5.125%	11/1/2011	1,000	1,002
Bank of New York Co., Inc.	4.950%	3/15/2015	1,345	1,304
2,3 Barclays Bank PLC	5.926%	12/15/2049	2,000	2,047
BB&T Corp.	4.900%	6/30/2017	1,000	953
2,3 BTMU Curacao Holdings NV	4.760%	7/21/2015	1,595	1,557
Citigroup, Inc.	4.625%	8/3/2010	600	593
Citigroup, Inc.	6.625%	6/15/2032	2,000	2,163
Citigroup, Inc.	6.125%	8/25/2036	1,000	1,015
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	2,000	2,109
Deutsche Bank Financial LLC	5.375%	3/2/2015	1,963	1,959
Fifth Third Bank	4.200%	2/23/2010	2,000	1,955
HBOS Treasury Services PLC	6.000%	11/1/2033	2,395	2,413
HSBC Bank USA	4.625%	4/1/2014	1,000	957
Huntington National Bank	4.900%	1/15/2014	1,000	960
J.P. Morgan, Inc.	6.250%	1/15/2009	1,500	1,529
JPMorgan Chase & Co.	6.750%	2/1/2011	1,000	1,054
Mellon Bank NA	4.750%	12/15/2014	250	240
Mizuho Finance (Cayman)	5.790%	4/15/2014	2,000	2,039
National City Bank	4.150%	8/1/2009	1,725	1,689
National City Corp.	3.200%	4/1/2008	275	269
National City Corp.	6.875%	5/15/2019	1,000	1,103
Northern Trust Co.	5.300%	8/29/2011	1,205	1,219
Overseas Chinese Banking Corp.	7.750%	9/6/2011	600	661
Paribas NY	6.950%	7/22/2013	2,000	2,191
PNC Bank NA	4.875%	9/21/2017	1,500	1,425
Royal Bank of Scotland Group PLC	5.000%	10/1/2014	300	294
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	2,440	2,392
Santander U.S. Debt, S.A. Unipersonal	4.750%	10/21/2008	900	896
SunTrust Banks, Inc.	4.250%	10/15/2009	320	314
UBS AG	5.875%	7/15/2016	2,000	2,083
UFJ Finance Aruba AEC	6.750%	7/15/2013	2,000	2,142
US Bank NA	4.125%	3/17/2008	2,000	1,975
US Bank NA	6.300%	2/4/2014	1,000	1,055
Wachovia Corp.	7.500%	4/15/2035	1,000	1,199
Washington Mutual Bank	5.125%	1/15/2015	1,000	954
Washington Mutual, Inc.	5.250%	9/15/2017	1,000	952
Wells Fargo & Co.	5.125%	9/1/2012	1,000	1,000
Wells Fargo Bank NA	6.450%	2/1/2011	2,000	2,092
World Savings Bank, FSB	4.125%	12/15/2009	1,805	1,765
Brokerage (1.2%)
Ameriprise Financial Inc.	5.350%	11/15/2010	755	760
Dean Witter, Discover & Co.	6.750%	10/15/2013	1,000	1,070
Goldman Sachs Group, Inc.	5.000%	1/15/2011	500	497
Goldman Sachs Group, Inc.	5.300%	2/14/2012	1,000	1,001
Goldman Sachs Group, Inc.	5.350%	1/15/2016	2,500	2,457
Goldman Sachs Group, Inc.	5.625%	1/15/2017	1,000	991
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	1,500	1,496
Merrill Lynch & Co., Inc.	5.770%	7/25/2011	1,000	1,022
Merrill Lynch & Co., Inc.	6.050%	5/16/2016	2,000	2,042
Merrill Lynch & Co., Inc.	6.220%	9/15/2026	1,000	1,003
Morgan Stanley Dean Witter	4.000%	1/15/2010	1,000	972
Morgan Stanley Dean Witter	6.600%	4/1/2012	1,000	1,055
Morgan Stanley Dean Witter	5.450%	1/9/2017	1,000	982
Morgan Stanley Dean Witter	6.250%	8/9/2026	2,000	2,049
Finance Companies (1.1%)
American Express Co.	4.750%	6/17/2009	1,000	996
American Express Credit Corp.	3.000%	5/16/2008	1,000	977
American Express Travel	5.250%	11/21/2011	1,000	1,005
Capital One Bank	6.500%	6/13/2013	650	682
Capital One Capital IV	6.745%	2/17/2037	1,100	1,068
Capital One Financial	5.700%	9/15/2011	1,070	1,079
CIT Group, Inc.	3.650%	11/23/2007	1,000	989
CIT Group, Inc.	4.125%	11/3/2009	1,000	977
Countrywide Home Loan	5.625%	7/15/2009	1,000	1,009
FGIC Corp.	6.000%	1/15/2034	365	359
General Electric Capital Corp.	6.125%	2/22/2011	600	622
General Electric Capital Corp.	5.875%	2/15/2012	2,000	2,067
General Electric Capital Corp.	5.450%	1/15/2013	1,000	1,012
HSBC Finance Corp.	5.700%	6/1/2011	770	782
HSBC Finance Corp.	6.375%	10/15/2011	1,000	1,042
International Lease Finance Corp.	5.400%	2/15/2012	1,000	1,007
Insurance (2.5%)
Allstate Corp.	5.000%	8/15/2014	1,000	976
Allstate Corp.	6.750%	5/15/2018	1,000	1,100
American International Group, Inc.	4.700%	10/1/2010	3,200	3,163
American International Group, Inc.	6.250%	3/15/2037	720	706
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	2,000	1,939
Frank Russell Co.	5.625%	1/15/2009	2,000	2,020
Genworth Financial, Inc.	5.125%	3/15/2011	1,410	1,408
Genworth Financial, Inc.	5.750%	5/15/2013	1,000	1,030
Genworth Financial, Inc.	6.150%	11/15/2066	1,000	982
Hartford Financial Services Group, Inc.	7.900%	6/15/2010	2,000	2,159
ING USA Global	4.500%	10/1/2010	1,000	982
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	1,000	1,034
2 3Massachusetts Mutual Life	7.625%	11/15/2023	2,000	2,383
MetLife Global Funding I	4.500%	5/5/2010	2,000	1,967
MetLife Global Funding I	5.125%	11/9/2011	1,000	1,000
New York Life Global Funding	3.875%	1/15/2009	90	88
New York Life Insurance	5.875%	5/15/2033	2,100	2,129
Pacific Life Global Funding	3.750%	1/15/2009	1,110	1,085
PRICOA Global Funding I	3.900%	12/15/2008	1,100	1,079
Principal Life Income Funding	5.125%	3/1/2011	1,720	1,720
Protective Life Secured Trust	3.700%	11/24/2008	1,000	978
Protective Life Secured Trust	4.850%	8/16/2010	765	761
Prudential Financial, Inc.	4.750%	4/1/2014	2,300	2,214
XL Capital Ltd.	6.500%	1/15/2012	2,000	2,088
Real Estate Investment Trusts (0.4%)
ERP Operating LP	5.375%	8/1/2016	325	323
Kimco Realty Corp.	5.783%	3/15/2016	250	254
ProLogis	5.625%	11/15/2016	1,000	1,005
Simon Property Group Inc.	6.100%	5/1/2016	1,000	1,039
Simon Property Group Inc.	5.875%	3/1/2017	650	665
Westfield Group	5.700%	10/1/2016	2,000	2,014
Other (0.1%)
SovRisc BV	4.625%	10/31/2008	2,000	1,992

				134,558

Industrial (9.0%)
Basic Industry (0.6%)
Alcan, Inc.	4.500%	5/15/2013	1,000	945
Alcoa, Inc.	5.720%	2/23/2019	1,496	1,477
Alcoa, Inc.	5.870%	2/23/2022	504	502
BHP Billiton Finance	4.800%	4/15/2013	1,000	974
Dow Chemical Co.	6.125%	2/1/2011	1,000	1,028
Dow Chemical Co.	6.000%	10/1/2012	1,000	1,031
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	735	718
E.I. du Pont de Nemours & Co.	4.750%	11/15/2012	440	431
Weyerhaeuser Co.	7.375%	3/15/2032	1,000	1,048
Capital Goods (1.2%)
Boeing Capital Corp.	6.500%	2/15/2012	2,000	2,128
Caterpillar Financial Services Corp.	3.625%	11/15/2007	1,000	991
Caterpillar, Inc.	7.250%	9/15/2009	1,000	1,050
General Dynamics Corp.	4.250%	5/15/2013	2,000	1,898
Honeywell International, Inc.	7.500%	3/1/2010	1,000	1,067
Hutchison Whampoa International Ltd.	6.500%	2/13/2013	2,000	2,111
John Deere Capital Corp.	5.100%	1/15/2013	1,000	993
Siemens Financieringsmat	5.750%	10/17/2016	2,225	2,262
United Technologies Corp.	4.875%	5/1/2015	325	315
United Technologies Corp.	7.500%	9/15/2029	770	930
United Technologies Corp.	6.050%	6/1/2036	675	695
USA Waste Services, Inc.	7.000%	7/15/2028	2,000	2,097
Communications (1.4%)
AT&T Corp.	6.800%	5/15/2036	500	532
AT&T Inc.	5.875%	2/1/2012	1,000	1,024
AT&T Inc.	5.100%	9/15/2014	500	490
AT&T Inc.	6.450%	6/15/2034	1,595	1,625
BellSouth Corp.	6.000%	10/15/2011	2,000	2,061
BellSouth Corp.	6.550%	6/15/2034	975	1,000
BellSouth Telecommunications	7.000%	12/1/2095	700	718
Deutsche Telekom International Finance	8.000%	6/15/2010	2,000	2,168
France Telecom	7.750%	3/1/2011	2,000	2,177
Gannett Co., Inc.	5.500%	4/1/2007	1,000	1,000
New York Times Co.	4.500%	3/15/2010	300	293
Telefonica Europe BV	7.750%	9/15/2010	2,000	2,157
Thomson Corp.	4.250%	8/15/2009	1,500	1,468
Verizon Global Funding Corp.	6.875%	6/15/2012	2,000	2,144
Verizon Global Funding Corp.	7.750%	12/1/2030	1,000	1,163
Vodafone Group PLC	5.000%	12/16/2013	1,000	976
Consumer Cyclicals (1.6%)
Chrysler Corp.	7.450%	3/1/2027	1,000	1,124
CVS Corp.	4.875%	9/15/2014	1,000	960
DaimlerChrysler North America Holding Corp.	5.750%	9/8/2011	1,355	1,376
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	1,145	1,202
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	1,000	1,249
Federated Retail Holding	5.900%	12/1/2016	522	520
Harley-Davidson Inc.	3.625%	12/15/2008	1,000	975
Home Depot Inc.	3.750%	9/15/2009	1,000	970
Home Depot Inc.	4.625%	8/15/2010	1,000	983
Kohl's Corp.	6.000%	1/15/2033	1,000	963
Lowe's Cos., Inc.	8.250%	6/1/2010	290	316
Lowe's Cos., Inc.	6.875%	2/15/2028	710	773
Lowe's Cos., Inc.	6.500%	3/15/2029	1,000	1,046
Target Corp.	5.875%	3/1/2012	2,000	2,067
The Walt Disney Co.	5.625%	9/15/2016	1,000	1,018
Time Warner, Inc.	5.500%	11/15/2011	815	821
Time Warner, Inc.	6.500%	11/15/2036	520	517
Toyota Motor Credit Corp.	5.500%	12/15/2008	2,000	2,011
Wal-Mart Stores, Inc.	4.125%	2/15/2011	1,000	969
Wal-Mart Stores, Inc.	5.250%	9/1/2035	1,000	907
Western Union Co.	5.930%	10/1/2016	2,000	1,991
Consumer Noncyclicals (2.6%)
Abbott Laboratories	5.600%	5/15/2011	500	509
Abbott Laboratories	4.350%	3/15/2014	1,000	946
Anheuser-Busch Cos., Inc.	7.500%	3/15/2012	1,500	1,646
Baxter International, Inc.	5.900%	9/1/2016	502	516
Bristol-Myers Squibb Co.	5.875%	11/15/2036	2,000	1,965
Cargill Inc.	4.375%	6/1/2013	600	567
Cargill Inc.	6.875%	5/1/2028	645	706
Cargill Inc.	6.125%	4/19/2034	1,270	1,287
Clorox Co.	4.200%	1/15/2010	2,000	1,956
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	2,000	2,078
Coca-Cola HBC Finance	5.125%	9/17/2013	1,000	990
Coca-Cola HBC Finance	5.500%	9/17/2015	700	699
Colgate-Palmolive Co.	7.600%	5/19/2025	480	587
ConAgra Foods, Inc.	6.750%	9/15/2011	199	210
ConAgra Foods, Inc.	5.819%	6/15/2017	316	318
Diageo Capital PLC	3.375%	3/20/2008	1,000	982
Eli Lilly & Co.	6.000%	3/15/2012	1,000	1,042
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	2,000	1,937
Hershey Foods Corp.	4.850%	8/15/2015	380	365
Kimberly-Clark Corp.	5.000%	8/15/2013	1,000	982
Kimberly-Clark Corp.	4.875%	8/15/2015	1,000	964
Kraft Foods, Inc.	6.250%	6/1/2012	1,000	1,038
Medtronic Inc.	4.375%	9/15/2010	765	749
Medtronic Inc.	4.750%	9/15/2015	1,000	957
Merck & Co.	5.125%	11/15/2011	2,000	2,007
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	500	565
Pepsi Bottling Holdings Inc.	5.625%	2/17/2009	1,500	1,514
Procter & Gamble Co. ESOP	9.360%	1/1/2021	1,937	2,419
SABMiller PLC	6.500%	7/1/2016	1,500	1,585
Schering-Plough Corp.	5.550%	12/1/2013	1,000	1,018
Sysco Corp.	5.375%	9/21/2035	1,000	932
Unilever Capital Corp.	7.125%	11/1/2010	1,000	1,064
Unilever Capital Corp.	5.900%	11/15/2032	875	846
Wyeth	6.950%	3/15/2011	1,000	1,063
Energy (0.4%)
Amoco Corp.	6.500%	8/1/2007	1,500	1,503
Apache Finance Canada	7.750%	12/15/2029	400	478
ChevronTexaco Capital Co.	3.500%	9/17/2007	1,000	992
Conoco Funding Co.	6.350%	10/15/2011	2,000	2,099
Suncor Energy, Inc.	5.950%	12/1/2034	1,000	1,000
Technology (0.4%)
Cisco Systems Inc.	5.250%	2/22/2011	2,000	2,009
Hewlett-Packard Co.	5.250%	3/1/2012	2,000	2,012
International Business Machines Corp.	5.875%	11/29/2032	2,000	2,038
Transportation (0.6%)
Continental Airlines, Inc.	5.983%	4/19/2022	940	939
ERAC USA Finance Co.	7.350%	6/15/2008	1,090	1,114
ERAC USA Finance Co.	5.900%	11/15/2015	500	504
Federal Express Corp.	6.720%	1/15/2022	1,534	1,641
Norfolk Southern Corp.	7.700%	5/15/2017	1,500	1,680
Southwest Airlines Co.	5.750%	12/15/2016	2,500	2,450
Other (0.2%)
Dover Corp.	6.500%	2/15/2011	2,000	2,085
Snap-On Inc.	6.250%	8/15/2011	1,400	1,452

				129,450

Utilities (2.2%)
Electric Utilities (1.7%)
Alabama Power Co.	5.550%	2/1/2017	585	592
Carolina Power & Light Co.	5.950%	3/1/2009	2,000	2,028
Central Illinois Public Service	6.125%	12/15/2028	1,000	971
Commonwealth Edison Co.	5.950%	8/15/2016	770	760
Consolidated Edison Co. of New York	5.500%	9/15/2016	700	709
Consolidated Edison Co. of New York	5.300%	12/1/2016	890	888
Consolidated Edison, Inc.	3.625%	8/1/2008	1,000	980
Exelon Generation Co. LLC	6.950%	6/15/2011	2,000	2,099
Florida Power & Light Co.	5.650%	2/1/2035	1,000	982
Florida Power & Light Co.	4.950%	6/1/2035	1,000	885
Florida Power Corp.	6.875%	2/1/2008	1,850	1,872
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	1,000	996
National Rural Utilities Cooperative Finance Corp.	5.750%	12/1/2008	2,000	2,019
Northern States Power Co.	6.250%	6/1/2036	2,000	2,119
PPL Energy Supply LLC	6.200%	5/15/2016	1,000	1,023
Public Service Electric & Gas	4.000%	11/1/2008	1,000	983
Southern California Edison Co.	6.000%	1/15/2034	1,000	1,028
Southern California Edison Co.	5.550%	1/15/2037	1,500	1,440
Wisconsin Electric Power Co.	4.500%	5/15/2013	615	589
Wisconsin Electric Power Co.	5.700%	12/1/2036	690	679
Natural Gas (0.4%)
Duke Energy Field Services	7.875%	8/16/2010	2,000	2,161
Duke Energy Field Services	6.450%	11/3/2036	935	960
KeySpan Gas East Corp.	7.875%	2/1/2010	1,500	1,606
National Grid PLC	6.300%	8/1/2016	1,000	1,043
San Diego Gas & Electric	6.000%	6/1/2026	600	619
Other (0.1%)
UGI Utilities Inc.	5.753%	9/30/2016	1,170	1,178

				31,209

Total Corporate Bonds
(Cost $358,983)				359,292

Sovereign Bonds (U.S. Dollar-Denominated) (2.6%)

Abu Dhabi National Energy Co.	5.875%	10/27/2016	695	700
African Development Bank	4.500%	1/15/2009	2,000	1,990
Corporacion Nacional del Cobre	6.150%	10/24/2036	1,000	1,028
European Investment Bank	4.000%	3/3/2010	2,000	1,959
Inter-American Development Bank	5.375%	11/18/2008	600	607
Inter-American Development Bank	4.375%	9/20/2012	2,000	1,950
International Bank for Reconstruction & Development	5.750%	2/6/2008	2,600	2,617
International Bank for Reconstruction & Development	4.750%	2/15/2035	2,000	1,851
Japan Bank International	4.750%	5/25/2011	2,000	1,986
Japan Finance Corp.	4.625%	4/21/2015	3,000	2,920
Kreditanstalt fur Wiederaufbau	3.375%	1/23/2008	2,000	1,966
Landwirtschaftliche Rentenbank	4.125%	7/15/2008	2,000	1,983
Oesterreichische Kontrollbank	4.500%	3/9/2015	2,000	1,939
Province of British Columbia	4.300%	5/30/2013	1,000	966
Province of Manitoba	4.450%	4/12/2010	2,000	1,968
Province of Ontario	4.375%	2/15/2013	1,000	966
Province of Ontario	4.500%	2/3/2015	2,000	1,930
Province of Quebec	5.750%	2/15/2009	1,000	1,014
Province of Quebec	5.125%	11/14/2016	1,000	994
Quebec Hydro Electric	6.300%	5/11/2011	1,000	1,037
Republic of Italy	4.500%	1/21/2015	2,000	1,940
State of Israel	5.500%	11/9/2016	1,000	1,001
Swedish Export Credit Corp.	4.625%	2/17/2009	2,000	1,991

Total Sovereign Bonds
(Cost $38,061)				37,303

Taxable Municipal Bonds (0.9%)

Atlanta GA Downtown Dev. Auth. Rev	6.875%	2/1/2021	650	720
Illinois (Taxable Pension) GO	5.100%	6/1/2033	3,000	2,865
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	2,000	2,003
Ohana Military Communities LLC	5.558%	10/1/2036	400	396
Ohana Military Communities LLC	5.780%	10/1/2036	545	555
Oregon School Board Assn	5.528%	6/30/2028	2,000	2,020
Pacific Beacon LLC Naval Base	5.379%	7/15/2026	335	332
President and Fellows of Harvard College	6.300%	10/1/2037	2,000	2,118
Stanford Univ. California Rev	5.850%	3/15/2009	2,000	2,033

Total Taxable Municipal Bonds
(Cost $13,004)				13,042

Temporary Cash Investments (3.1%)

Repurchase Agreement (2.4%)
Credit Suisse Securities (USA) LLC
(Dated 3/30/2007, Repurchase Value $34,415,000 collateralized
by Federal National Mortgage Assn. 5.000%-6.000%, 4/1/2036-2/1/2037)	5.380%	4/2/2007	34,400	34,400

U.S. Agency Obligations (0.7%)
Federal Home Loan Bank	5.186%	4/9/2007	5,000	4,995
Federal Home Loan Bank	5.190%	4/25/2007	5,000	4,984

				9,979

Total Temporary Cash Investments
(Cost $44,377)				44,379

Total Investments (99.9%)
(Cost $1,164,193)				1,433,485

Other Assets and Liabilities—Net (0.1%)				824

Net Assets (100%)				1,434,309

*	Non-income-producing security.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of these securities was $47,822,000, representing 3.3% of net assets.
ADR - American Depositary Receipt.
GO - General Obligation Bond.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2007, the cost of investment securities for tax purposes was $1,164,193,000. Net unrealized appreciation of investment securities for tax purposes was $269,292,000, consisting of unrealized gains of $279,028,000 on securities that had risen in value since their purchase and $9,736,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the portfolio's fair value procedures, exchange rates may be adjusted if they change significantly before the portfolio's pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Vanguard Variable Insurance Fund - Capital Growth Portfolio
Schedule of Investments
March 31, 2007

	Shares	Market Value ($000)

Common Stocks (91.8%)

Consumer Discretionary (10.7%)
* DIRECTV Group, Inc.	268,961	6,205
Sony Corp. ADR	110,200	5,564
Whirlpool Corp.	36,400	3,091
TJX Cos., Inc.	113,050	3,048
Target Corp.	45,800	2,714
* Kohl's Corp.	27,600	2,114
Eastman Kodak Co.	82,300	1,857
The Walt Disney Co.	45,000	1,549
* Comcast Corp. Class A	35,550	923
Mattel, Inc.	27,300	753
* Bed Bath & Beyond, Inc.	14,700	591
Lowe's Cos., Inc.	16,700	526
Best Buy Co., Inc.	10,300	502
Time Warner, Inc.	18,300	361
Abercrombie & Fitch Co.	3,400	257
Yum! Brands, Inc.	4,300	248
Tiffany & Co.	3,800	173
ArvinMeritor, Inc.	8,650	158

		30,634

Consumer Staples (1.4%)
Costco Wholesale Corp.	63,950	3,443
Avon Products, Inc.	18,400	685

		4,128

Energy (7.8%)
ConocoPhillips Co.	103,100	7,047
Schlumberger Ltd.	50,800	3,510
Noble Energy, Inc.	54,400	3,245
Hess Corp.	54,650	3,031
EnCana Corp.	32,300	1,635
EOG Resources, Inc.	15,700	1,120
Pogo Producing Co.	20,700	996
* Transocean Inc.	10,200	833
GlobalSantaFe Corp.	11,700	722
Chevron Corp.	3,160	234

		22,373

Financials (5.0%)
The Bank of New York Co., Inc.	91,350	3,704
Marsh & McLennan Cos., Inc.	90,700	2,657
American International Group, Inc.	33,600	2,258
* Berkshire Hathaway Inc. Class B	519	1,889
The Chubb Corp.	30,100	1,555
Fannie Mae	16,300	890
JPMorgan Chase & Co.	7,648	370
AFLAC Inc.	6,100	287
Wells Fargo & Co.	6,400	220
Capital One Financial Corp.	2,900	219
Transatlantic Holdings, Inc.	3,012	196
Freddie Mac	2,750	164

		14,409

Health Care (19.3%)
Eli Lilly & Co.	171,500	9,211
* Novartis AG ADR	152,950	8,356
Medtronic, Inc.	146,600	7,192
* Biogen Idec Inc.	160,200	7,110
Roche Holdings AG	27,000	4,774
* Boston Scientific Corp.	254,902	3,706
* Amgen, Inc.	62,171	3,474
GlaxoSmithKline PLC ADR	49,500	2,735
Pfizer Inc.	97,460	2,462
* Genzyme Corp.	40,350	2,422
Applera Corp.-Applied Biosystems Group	55,700	1,647
* Millipore Corp.	17,450	1,265
* Sepracor Inc.	23,250	1,084

		55,438

Industrials (10.6%)
FedEx Corp.	123,900	13,311
Caterpillar, Inc.	48,000	3,217
Southwest Airlines Co.	218,350	3,210
* AMR Corp.	86,600	2,637
Union Pacific Corp.	23,700	2,407
Fluor Corp.	13,700	1,229
Deere & Co.	10,250	1,114
* Alaska Air Group, Inc.	23,050	878
Granite Construction Co.	14,800	818
Pall Corp.	18,100	688
Canadian Pacific Railway Ltd.	7,600	429
Donaldson Co., Inc.	8,000	289
United Parcel Service, Inc.	3,350	235

		30,462

Information Technology (28.4%)
* Adobe Systems, Inc.	309,000	12,885
Texas Instruments, Inc.	267,900	8,064
Microsoft Corp.	247,900	6,909
* Oracle Corp.	375,900	6,815
Hewlett-Packard Co.	107,850	4,329
QUALCOMM Inc.	97,900	4,176
* Micron Technology, Inc.	332,900	4,021
* Corning, Inc.	176,650	4,017
* Intuit, Inc.	129,800	3,551
Intel Corp.	156,100	2,986
* Google Inc.	6,200	2,841
* Citrix Systems, Inc.	87,800	2,812
Motorola, Inc.	128,250	2,266
* EMC Corp.	156,900	2,173
* eBay Inc.	52,200	1,730
* Symantec Corp.	98,100	1,697
* Nortel Networks Corp.	67,510	1,624
LM Ericsson Telephone Co. ADR Class B	42,200	1,565
Accenture Ltd.	38,050	1,466
Tektronix, Inc.	43,050	1,212
Applied Materials, Inc.	59,100	1,083
Plantronics, Inc.	29,250	691
* NVIDIA Corp.	19,300	555
* Yahoo! Inc.	15,700	491
Paychex, Inc.	12,400	470
* Rambus Inc.	20,000	425
* Coherent, Inc.	8,950	284
* ASML Holding (New York)	9,800	243
* Dell Inc.	10,200	237
* Entegris Inc.	13,344	143

		81,761

Materials (7.9%)
Potash Corp. of Saskatchewan, Inc.	62,500	9,996
Weyerhaeuser Co.	48,750	3,644
Monsanto Co.	60,200	3,309
Praxair, Inc.	35,200	2,216
Alcoa Inc.	44,400	1,505
Dow Chemical Co.	23,100	1,059
Freeport-McMoRan Copper & Gold, Inc. Class B	5,494	364
* Domtar Corp.	37,900	353
MacDermid, Inc.	9,150	319

		22,765

Telecommunication Services (0.7%)
Sprint Nextel Corp.	97,050	1,840
Embarq Corp.	3,657	206

		2,046

Total Common Stocks
(Cost $216,874)		264,016

Temporary Cash Investment (8.3%)

1 Vanguard Market Liquidity Fund, 5.288%
(Cost $23,883)	23,882,722	23,883

Total Investments (100.1%)
(Cost $240,757)		287,899

Other Assets and Liabilities—Net (-0.1%)		(376)

Net Assets (100%)		287,523

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidty Fund are valued at that fund's net asset value.

At March 31, 2007, the cost of investment securities for tax purposes was $240,757,000. Net unrealized appreciation of investment securities for tax purposes was $47,142,000, consisting of unrealized gains of $54,214,000 on securities that had risen in value since their purchase and $7,072,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the portfolio's fair value procedures, exchange rates may be adjusted if they change significantly before the portfolios's pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Vanguard Variable Insurance Fund - Diversified Value Portfolio
Schedule of Investments
March 31, 2007

	Shares	Market Value ($000)

Common Stocks (97.1%)

Consumer Discretionary (5.8%)
Carnival Corp.	434,600	20,365
Sherwin-Williams Co.	269,400	17,791
* Wyndham Worldwide Corp.	289,280	9,879
Service Corp. International	721,200	8,553

		56,588

Consumer Staples (11.7%)
Imperial Tobacco Group ADR	412,600	37,027
Altria Group, Inc.	416,600	36,582
Diageo PLC ADR	220,400	17,841
UST, Inc.	282,500	16,379
ConAgra Foods, Inc.	282,900	7,047

		114,876

Energy (7.1%)
ConocoPhillips Co.	438,144	29,947
Occidental Petroleum Corp.	595,300	29,354
Spectra Energy Corp.	390,900	10,269

		69,570

Financials (23.7%)
Manulife Financial Corp.	790,900	27,247
Citigroup, Inc.	524,700	26,938
Bank of America Corp.	527,871	26,932
JPMorgan Chase & Co.	546,750	26,452
The Allstate Corp.	436,100	26,192
SLM Corp.	615,000	25,154
Wells Fargo & Co.	711,100	24,483
XL Capital Ltd. Class A	274,600	19,211
Capital One Financial Corp.	164,200	12,391
Washington Mutual, Inc.	246,750	9,964
MGIC Investment Corp.	111,400	6,564

		231,528

Health Care (15.0%)
Bristol-Myers Squibb Co.	1,223,800	33,973
* WellPoint Inc.	352,400	28,580
Wyeth	546,400	27,336
Pfizer Inc.	1,055,700	26,667
Baxter International, Inc.	363,700	19,156
Quest Diagnostics, Inc.	218,600	10,902

		146,614

Industrials (12.5%)
Illinois Tool Works, Inc.	534,500	27,580
Northrop Grumman Corp.	369,900	27,454
Honeywell International Inc.	435,000	20,036
Cooper Industries, Inc. Class A	433,200	19,490
ITT Industries, Inc.	232,400	14,018
General Electric Co.	389,200	13,762

		122,340

Information Technology (2.8%)
Hewlett-Packard Co.	415,600	16,682
Nokia Corp. ADR	451,100	10,339

		27,021

Materials (2.1%)
Lyondell Chemical Co.	683,900	20,496

Telecommunication Services (6.2%)
AT&T Inc.	807,127	31,825
Verizon Communications Inc.	753,060	28,556

		60,381

Utilities (10.2%)
Entergy Corp.	285,400	29,944
Exelon Corp.	374,600	25,739
Dominion Resources, Inc.	203,000	18,020
Duke Energy Corp.	781,800	15,863
CenterPoint Energy Inc.	581,700	10,436

		100,002

Total Common Stocks
(Cost $777,465)		949,416

Temporary Cash Investment (3.0%)

Vanguard Market Liquidity Fund, 5.288%
(Cost $29,678)	29,678,181	29,678

Total Investments (100.1%)
(Cost $807,143)		979,094

Other Assets and Liabilities—Net (-0.1%)		(1,370)

Net Assets (100%)		977,724

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At March 31, 2007, the cost of investment securities for tax purposes was $807,143,000. Net unrealized appreciation of investment securities for tax purposes was $171,951,000, consisting of unrealized gains of $179,678,000 on securities that had risen in value since their purchase and $7,727,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Variable Insurance Fund - Equity Income Portfolio
Schedule of Investments
March 31, 2007

	Shares	Market Value ($000)

Common Stocks (96.4%)

Consumer Discretionary (2.7%)
Gannett Co., Inc.	49,900	2,809
McDonald's Corp.	59,846	2,696
Home Depot, Inc.	53,100	1,951
General Motors Corp.	47,700	1,462
Tribune Co.	33,890	1,088
Eastman Kodak Co.	45,100	1,017
Leggett & Platt, Inc.	41,100	932
International Game Technology	20,403	824
Family Dollar Stores, Inc.	27,600	817
Jones Apparel Group, Inc.	25,000	768
Cato Corp. Class A	32,600	763
Mattel, Inc.	27,272	752
Regal Entertainment Group Class A	35,200	699
ArvinMeritor, Inc.	13,700	250
Limited Brands, Inc.	5,051	132

		16,960

Consumer Staples (11.8%)
Altria Group, Inc.	209,680	18,412
Kimberly-Clark Corp.	97,000	6,644
The Procter & Gamble Co.	101,347	6,401
Colgate-Palmolive Co.	87,200	5,824
Kellogg Co.	108,940	5,603
General Mills, Inc.	84,060	4,894
PepsiCo, Inc.	69,200	4,398
SuperValu Inc.	92,000	3,594
The Coca-Cola Co.	68,900	3,307
Diageo PLC ADR	35,500	2,874
Campbell Soup Co.	58,700	2,286
Anheuser-Busch Cos., Inc.	32,700	1,650
Sysco Corp.	39,600	1,340
H.J. Heinz Co.	27,700	1,305
ConAgra Foods, Inc.	51,000	1,270
^ Kraft Foods Inc.	38,803	1,229
J.M. Smucker Co.	16,200	864
The Clorox Co.	9,000	573
Molson Coors Brewing Co. Class B	5,100	483
Carolina Group	5,141	389
Universal Corp. (VA)	2,918	179

		73,519

Energy (10.6%)
ExxonMobil Corp.	435,609	32,867
Chevron Corp.	225,400	16,671
ConocoPhillips Co.	170,520	11,655
Royal Dutch Shell PLC ADR Class B	31,089	2,071
BP PLC ADR	13,378	866
Royal Dutch Shell PLC ADR Class A	12,600	835
Kinder Morgan, Inc.	7,350	782

		65,747

Financials (26.9%)
Bank of America Corp.	503,370	25,682
Citigroup, Inc.	452,000	23,206
JPMorgan Chase & Co.	309,300	14,964
U.S. Bancorp	344,842	12,059
UBS AG (New York Shares)	146,100	8,683
Wells Fargo & Co.	239,300	8,239
PNC Financial Services Group	114,300	8,226
The Chubb Corp.	132,560	6,849
The Allstate Corp.	110,800	6,655
Wachovia Corp.	118,286	6,512
Host Hotels & Resorts Inc. REIT	246,800	6,493
SunTrust Banks, Inc.	56,300	4,675
The Bank of New York Co., Inc.	104,300	4,229
ACE Ltd.	73,700	4,205
Fannie Mae	47,600	2,598
Freddie Mac	38,200	2,272
Washington Mutual, Inc.	51,200	2,067
The Travelers Cos., Inc.	37,900	1,962
BB&T Corp.	36,000	1,477
Mellon Financial Corp.	34,100	1,471
Synovus Financial Corp.	36,500	1,180
XL Capital Ltd. Class A	16,500	1,154
Comerica, Inc.	19,300	1,141
KeyCorp	28,900	1,083
Popular, Inc.	60,215	997
Huntington Bancshares Inc.	44,500	972
FirstMerit Corp.	40,500	855
PartnerRe Ltd.	12,300	843
Northern Trust Corp.	13,800	830
Nationwide Financial Services, Inc.	15,200	819
State Street Corp.	12,586	815
Countrywide Financial Corp.	22,800	767
Trustmark Corp.	26,700	749
Corus Bankshares Inc.	40,600	693
Endurance Specialty Holdings Ltd.	18,800	672
Zenith National Insurance Corp.	9,000	425
First BanCorp Puerto Rico	23,829	316
The Hartford Financial Services Group Inc.	3,000	287
MCG Capital Corp.	9,100	171
United Bankshares, Inc.	4,100	144
Regions Financial Corp.	3,200	113
Fifth Third Bancorp	2,500	97
National City Corp.	1,700	63

		167,710

Health Care (8.9%)
Wyeth	217,820	10,898
Abbott Laboratories	150,366	8,390
Johnson & Johnson	116,586	7,025
Pfizer Inc.	260,400	6,578
Baxter International, Inc.	122,320	6,442
Bristol-Myers Squibb Co.	170,260	4,726
Merck & Co., Inc.	87,074	3,846
GlaxoSmithKline PLC ADR	65,900	3,642
Eli Lilly & Co.	53,320	2,864
Arrow International, Inc.	20,900	672

		55,083

Industrials (11.6%)
General Electric Co.	757,552	26,787
Pitney Bowes, Inc.	148,600	6,745
American Standard Cos., Inc.	119,700	6,346
Deere & Co.	53,800	5,845
3M Co.	57,900	4,425
Goodrich Corp.	75,400	3,882
Waste Management, Inc.	96,200	3,310
United Parcel Service, Inc.	35,300	2,475
R.R. Donnelley & Sons Co.	65,700	2,404
Honeywell International Inc.	45,800	2,109
Emerson Electric Co.	44,900	1,935
Northrop Grumman Corp.	22,000	1,633
Avery Dennison Corp.	16,400	1,054
Caterpillar, Inc.	11,600	777
A.O. Smith Corp.	18,800	719
Barnes Group, Inc.	29,800	686
Steelcase Inc.	27,000	537
Ingersoll-Rand Co.	3,400	147
Raytheon Co.	1,000	52
Eagle Bulk Shipping Inc.	2,300	45

		71,913

Information Technology (0.3%)
Automatic Data Processing, Inc.	14,000	678
Intel Corp.	29,900	572
Microchip Technology, Inc.	15,611	555

		1,805

Materials (6.6%)
Dow Chemical Co.	201,420	9,237
E.I. du Pont de Nemours & Co.	132,641	6,556
Alcoa Inc.	167,900	5,692
Air Products & Chemicals, Inc.	67,000	4,955
PPG Industries, Inc.	47,600	3,347
Packaging Corp. of America	136,400	3,328
International Paper Co.	83,250	3,030
Nucor Corp.	20,500	1,335
Eastman Chemical Co.	14,300	906
RPM International, Inc.	35,200	813
Spartech Corp.	25,100	736
Chesapeake Corp. of Virginia	48,100	726
Valspar Corp.	24,500	682

		41,343

Telecommunication Services (6.5%)
AT&T Inc.	640,060	25,238
Verizon Communications Inc.	328,408	12,453
Chunghwa Telecom Co., Ltd. ADR	93,600	1,865
Alaska Communications Systems Holdings, Inc.	47,100	695

		40,251

Utilities (9.4%)
FPL Group, Inc.	180,440	11,038
Exelon Corp.	104,400	7,173
American Electric Power Co., Inc.	118,500	5,777
Dominion Resources, Inc.	49,125	4,361
PPL Corp.	95,100	3,890
Entergy Corp.	32,500	3,410
Consolidated Edison Inc.	66,400	3,390
SCANA Corp.	68,100	2,940
Southern Co.	63,200	2,316
FirstEnergy Corp.	22,300	1,477
PG&E Corp.	27,500	1,327
Edison International	25,900	1,272
Northeast Utilities	31,600	1,036
NiSource, Inc.	41,700	1,019
Pinnacle West Capital Corp.	20,600	994
Duke Energy Corp.	47,000	954
KeySpan Corp.	23,100	951
Alliant Energy Corp.	19,700	883
OGE Energy Corp.	22,000	854
PNM Resources Inc.	25,400	820
TXU Corp.	12,627	809
Atmos Energy Corp.	24,800	776
Portland General Electric Co.	25,000	730
Sempra Energy	1,700	104

		58,301

Exchange-Traded Fund (1.1%)
1 Vanguard Value ETF	104,300	7,126

Total Common Stocks
(Cost $511,660)		599,758

Temporary Cash Investments (4.6%)

Money Market Fund (2.7%)
2 Vanguard Market Liquidity Fund, 5.288%	17,040,776	17,041

	Face
	Amount
	($000)

U.S. Agency Obligation (0.4%)
3 Federal National Mortgage Assn
4 5.215%, 4/9/07	1,500	1,499
4 5.213%, 4/27/07	1,000	996

		2,495
Repurchase Agreement (1.1%)
SBC Warburg Dillon Read
5.390%, 4/2/07
(Dated 3/30/07, Repurchase Value $6,703,000
collateralized by Federal National Mortgage Assn. 6.500%, 2/1/37)	6,700	6,700

Total Temporary Cash Investments
(Cost $26,236)		28,731

Total Investments (101.0%)
(Cost $537,896)		628,489

Other Assets and Liabilities—Net (-1.0%)		(6,181)

Net Assets (100%)		622,308

^	Part of security position is on loan to broker-dealers.
1	Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Securities with a value of $2,495,000 have been segregated as initial margin for open futures contracts. ADR - American Depositary Receipt. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2007, the cost of investment securities for tax purposes was $537,896,000. Net unrealized appreciation of investment securities for tax purposes was $88,098,000, consisting of unrealized gains of $92,121,000 on securities that had risen in value since their purchase and $4,023,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.6% and 1.4%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2007, the aggregate settlement value of open futures contracts expiring in June 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	34	12,165	134
E-mini S&P 500 Index	77	5,510	58

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Variable Insurance Fund - Equity Index Portfolio
Schedule of Investments
March 31, 2007

	Shares	Market Value ($000)

Common Stocks (99.3%)

Consumer Discretionary (10.4%)
* Comcast Corp. Class A	542,580	14,080
Time Warner, Inc.	669,508	13,203
Home Depot, Inc.	357,877	13,148
The Walt Disney Co.	359,471	12,377
McDonald's Corp.	211,175	9,513
News Corp., Class A	411,469	9,513
Target Corp.	150,740	8,933
Lowe's Cos., Inc.	267,198	8,414
* Viacom Inc. Class B	120,303	4,946
* Kohl's Corp.	57,283	4,388
Federated Department Stores, Inc.	92,170	4,152
* Starbucks Corp.	131,594	4,127
CBS Corp.	128,303	3,925
The McGraw-Hill Cos., Inc.	62,346	3,920
Carnival Corp.	77,722	3,642
NIKE, Inc. Class B	33,174	3,525
Best Buy Co., Inc.	71,125	3,465
* Coach, Inc.	64,984	3,252
Johnson Controls, Inc.	34,370	3,252
Staples, Inc.	125,766	3,250
J.C. Penney Co., Inc. (Holding Co.)	39,438	3,240
* DIRECTV Group, Inc.	136,000	3,138
Clear Channel Communications, Inc.	87,111	3,052
General Motors Corp.	99,148	3,038
Omnicom Group Inc.	29,354	3,005
Marriott International, Inc. Class A	57,908	2,835
Harrah's Entertainment, Inc.	32,680	2,760
Yum! Brands, Inc.	46,238	2,671
Harley-Davidson, Inc.	45,262	2,659
* Sears Holdings Corp.	14,541	2,620
Ford Motor Co.	331,527	2,616
Hilton Hotels Corp.	68,098	2,449
Starwood Hotels & Resorts Worldwide, Inc.	37,634	2,441
International Game Technology	59,394	2,398
Gannett Co., Inc.	41,097	2,313
* Amazon.com, Inc.	54,460	2,167
TJX Cos., Inc.	79,794	2,151
Nordstrom, Inc.	40,158	2,126
Fortune Brands, Inc.	26,714	2,106
* Bed Bath & Beyond, Inc.	49,670	1,995
Mattel, Inc.	69,067	1,904
* Office Depot, Inc.	48,571	1,707
The Gap, Inc.	92,467	1,591
Limited Brands, Inc.	60,123	1,567
Newell Rubbermaid, Inc.	48,714	1,515
Genuine Parts Co.	29,940	1,467
* IAC/InterActiveCorp	37,944	1,431
VF Corp.	15,768	1,303
Sherwin-Williams Co.	19,585	1,293
H & R Block, Inc.	56,588	1,191
Whirlpool Corp.	13,833	1,175
Dollar General Corp.	54,479	1,152
Eastman Kodak Co.	50,553	1,140
* Wyndham Worldwide Corp.	33,247	1,135
* AutoZone Inc.	8,741	1,120
Abercrombie & Fitch Co.	14,510	1,098
Harman International Industries, Inc.	11,388	1,094
Tiffany & Co.	23,658	1,076
* Apollo Group, Inc. Class A	24,413	1,072
D. R. Horton, Inc.	48,076	1,058
Darden Restaurants Inc.	25,380	1,045
Lennar Corp. Class A	24,216	1,022
* Interpublic Group of Cos., Inc.	82,033	1,010
Tribune Co.	31,039	997
Pulte Homes, Inc.	37,260	986
* The Goodyear Tire & Rubber Co.	31,598	986
Polo Ralph Lauren Corp.	10,775	950
Black & Decker Corp.	11,485	937
Centex Corp.	21,032	879
Hasbro, Inc.	28,239	808
The Stanley Works	14,574	807
Family Dollar Stores, Inc.	26,510	785
Liz Claiborne, Inc.	18,202	780
Leggett & Platt, Inc.	31,294	709
OfficeMax, Inc.	13,234	698
E.W. Scripps Co. Class A	14,583	652
RadioShack Corp.	23,960	648
* Big Lots Inc.	19,234	602
^ New York Times Co. Class A	25,160	592
Jones Apparel Group, Inc.	18,983	583
KB Home	13,468	575
* AutoNation, Inc.	26,461	562
Brunswick Corp.	15,939	508
Snap-On Inc.	10,436	502
Wendy's International, Inc.	15,121	473
Circuit City Stores, Inc.	25,041	464
Dow Jones & Co., Inc.	11,292	389
Meredith Corp.	6,781	389
Dillard's Inc.	10,573	346
* Comcast Corp. Special Class A	3,121	79
* Viacom Inc. Class A	1,056	43
CBS Corp. Class A	1,056	32
News Corp., Class B	200	5

		233,737

Consumer Staples (9.5%)
The Procter & Gamble Co.	553,421	34,954
Altria Group, Inc.	368,081	32,321
Wal-Mart Stores, Inc.	431,292	20,249
PepsiCo, Inc.	287,178	18,253
The Coca-Cola Co.	353,299	16,958
CVS/Caremark Corp.	270,296	9,228
Walgreen Co.	175,635	8,060
Anheuser-Busch Cos., Inc.	133,892	6,756
Colgate-Palmolive Co.	89,994	6,011
Kimberly-Clark Corp.	80,005	5,480
Costco Wholesale Corp.	79,291	4,269
Archer-Daniels-Midland Co.	114,392	4,198
Sysco Corp.	108,379	3,666
General Mills, Inc.	60,451	3,519
The Kroger Co.	124,250	3,510
Avon Products, Inc.	77,341	2,882
Safeway, Inc.	77,152	2,827
H.J. Heinz Co.	57,077	2,689
Kellogg Co.	44,045	2,265
ConAgra Foods, Inc.	88,811	2,212
Sara Lee Corp.	128,833	2,180
Reynolds American Inc.	30,132	1,881
The Clorox Co.	26,566	1,692
The Hershey Co.	30,366	1,660
UST, Inc.	28,080	1,628
Wm. Wrigley Jr. Co.	31,279	1,593
Campbell Soup Co.	38,272	1,491
SuperValu Inc.	36,456	1,424
Whole Foods Market, Inc.	24,574	1,102
* Dean Foods Co.	22,500	1,052
The Estee Lauder Cos. Inc. Class A	20,442	999
Coca-Cola Enterprises, Inc.	48,937	991
Brown-Forman Corp. Class B	13,829	907
McCormick & Co., Inc.	22,934	883
Kraft Foods Inc.	27,289	864
Tyson Foods, Inc.	43,936	853
* Constellation Brands, Inc. Class A	37,064	785
Molson Coors Brewing Co. Class B	8,251	781
The Pepsi Bottling Group, Inc.	22,968	732
Wm. Wrigley Jr. Co. Class B	6,994	355

		214,160

Energy (10.0%)
ExxonMobil Corp.	998,557	75,341
Chevron Corp.	378,467	27,991
ConocoPhillips Co.	288,342	19,708
Schlumberger Ltd.	206,708	14,284
Occidental Petroleum Corp.	147,096	7,253
Valero Energy Corp.	105,890	6,829
Marathon Oil Corp.	60,635	5,993
Halliburton Co.	175,348	5,566
Devon Energy Corp.	77,956	5,396
* Transocean Inc.	51,318	4,193
Apache Corp.	58,078	4,106
Baker Hughes, Inc.	56,183	3,715
XTO Energy, Inc.	64,453	3,533
Anadarko Petroleum Corp.	81,290	3,494
EOG Resources, Inc.	42,746	3,050
Williams Cos., Inc.	104,950	2,987
Spectra Energy Corp.	110,027	2,890
* Weatherford International Ltd.	59,254	2,672
Hess Corp.	47,434	2,631
* National Oilwell Varco Inc.	30,779	2,394
Chesapeake Energy Corp.	71,937	2,221
Kinder Morgan, Inc.	18,824	2,004
Peabody Energy Corp.	46,381	1,866
Noble Corp.	23,532	1,852
El Paso Corp.	122,389	1,771
Murphy Oil Corp.	32,912	1,758
Smith International, Inc.	34,956	1,680
Sunoco, Inc.	21,275	1,499
* Nabors Industries, Inc.	48,926	1,452
ENSCO International, Inc.	26,500	1,442
BJ Services Co.	51,513	1,437
CONSOL Energy, Inc.	31,894	1,248
Rowan Cos., Inc.	19,458	632

		224,888

Financials (21.5%)
Citigroup, Inc.	859,853	44,145
Bank of America Corp.	784,366	40,018
American International Group, Inc.	456,305	30,673
JPMorgan Chase & Co.	609,152	29,471
Wells Fargo & Co.	592,556	20,402
Wachovia Corp.	334,267	18,401
The Goldman Sachs Group, Inc.	72,177	14,914
Morgan Stanley	186,721	14,706
Merrill Lynch & Co., Inc.	155,182	12,674
American Express Co.	209,225	11,800
U.S. Bancorp	310,833	10,870
Fannie Mae	169,707	9,263
MetLife, Inc.	132,014	8,337
Prudential Financial, Inc.	82,297	7,428
Freddie Mac	121,454	7,225
The Allstate Corp.	108,469	6,515
Lehman Brothers Holdings, Inc.	92,268	6,465
Washington Mutual, Inc.	156,021	6,300
The Travelers Cos., Inc.	118,569	6,138
Capital One Financial Corp.	72,059	5,438
The Bank of New York Co., Inc.	132,739	5,382
The Hartford Financial Services Group Inc.	56,188	5,370
SunTrust Banks, Inc.	62,344	5,177
Regions Financial Corp.	128,406	4,542
PNC Financial Services Group	60,669	4,366
Simon Property Group, Inc. REIT	38,887	4,326
AFLAC Inc.	86,357	4,064
BB&T Corp.	95,135	3,902
National City Corp.	103,812	3,867
State Street Corp.	58,476	3,786
Fifth Third Bancorp	97,481	3,772
The Chubb Corp.	71,773	3,709
Loews Corp.	79,152	3,596
Franklin Resources Corp.	29,389	3,551
Countrywide Financial Corp.	103,584	3,485
Charles Schwab Corp.	180,260	3,297
Lincoln National Corp.	48,518	3,289
ACE Ltd.	57,339	3,272
The Chicago Mercantile Exchange	6,118	3,258
Bear Stearns Co., Inc.	21,035	3,163
Mellon Financial Corp.	73,058	3,152
SLM Corp.	72,141	2,951
ProLogis REIT	44,850	2,912
Progressive Corp. of Ohio	130,664	2,851
Marsh & McLennan Cos., Inc.	97,078	2,843
The Principal Financial Group, Inc.	47,070	2,818
Vornado Realty Trust REIT	22,879	2,730
Genworth Financial Inc.	77,421	2,705
KeyCorp	69,507	2,604
Moody's Corp.	41,119	2,552
Equity Residential REIT	51,466	2,482
Boston Properties, Inc. REIT	20,816	2,444
Ameriprise Financial, Inc.	41,992	2,399
XL Capital Ltd. Class A	31,792	2,224
T. Rowe Price Group Inc.	46,424	2,191
Legg Mason Inc.	23,067	2,173
Archstone-Smith Trust REIT	38,590	2,095
Marshall & Ilsley Corp.	44,877	2,078
Public Storage, Inc. REIT	21,499	2,035
Aon Corp.	52,435	1,990
Northern Trust Corp.	33,084	1,990
Kimco Realty Corp. REIT	39,693	1,935
Host Hotels & Resorts Inc. REIT	73,241	1,927
Synovus Financial Corp.	57,212	1,850
Avalonbay Communities, Inc. REIT	13,954	1,814
CIT Group Inc.	33,955	1,797
Comerica, Inc.	27,580	1,630
Zions Bancorp	19,237	1,626
Sovereign Bancorp, Inc.	63,304	1,610
* E*TRADE Financial Corp.	74,899	1,589
Compass Bancshares Inc.	22,916	1,577
Ambac Financial Group, Inc.	18,013	1,556
M & T Bank Corp.	13,428	1,555
MBIA, Inc.	23,603	1,546
Developers Diversified Realty Corp. REIT	22,191	1,396
Unum Group	60,133	1,385
Cincinnati Financial Corp.	30,251	1,283
Safeco Corp.	18,579	1,234
Plum Creek Timber Co. Inc. REIT	31,211	1,230
Hudson City Bancorp, Inc.	86,700	1,186
* Realogy Corp.	38,183	1,131
Torchmark Corp.	17,094	1,121
* CB Richard Ellis Group, Inc.	32,766	1,120
Commerce Bancorp, Inc.	32,735	1,093
Apartment Investment & Management Co. Class A REIT	17,130	988
First Horizon National Corp.	22,059	916
Huntington Bancshares Inc.	41,541	908
MGIC Investment Corp.	14,566	858
Janus Capital Group Inc.	33,160	693
Federated Investors, Inc.	15,597	573

		481,703

Health Care (11.8%)
Pfizer Inc.	1,243,000	31,398
Johnson & Johnson	507,596	30,588
Merck & Co., Inc.	379,953	16,783
Abbott Laboratories	270,569	15,098
UnitedHealth Group Inc.	237,469	12,579
Wyeth	236,198	11,817
* Amgen, Inc.	204,861	11,448
Medtronic, Inc.	201,909	9,906
Bristol-Myers Squibb Co.	354,342	9,837
Eli Lilly & Co.	173,121	9,298
* WellPoint Inc.	107,462	8,715
Schering-Plough Corp.	261,108	6,661
* Gilead Sciences, Inc.	81,497	6,235
Baxter International, Inc.	113,904	5,999
Cardinal Health, Inc.	70,125	5,116
Aetna Inc.	90,686	3,971
* Medco Health Solutions, Inc.	50,500	3,663
* Zimmer Holdings, Inc.	41,560	3,550
* Celgene Corp.	66,303	3,478
Stryker Corp.	52,222	3,463
* Thermo Fisher Scientific, Inc.	73,733	3,447
Becton, Dickinson & Co.	42,949	3,302
McKesson Corp.	51,786	3,032
* Boston Scientific Corp.	207,844	3,022
Allergan, Inc.	26,967	2,988
* Forest Laboratories, Inc.	55,816	2,871
* Genzyme Corp.	46,270	2,777
* Biogen Idec Inc.	60,122	2,668
CIGNA Corp.	17,039	2,431
* St. Jude Medical, Inc.	60,503	2,276
* Express Scripts Inc.	23,782	1,920
Biomet, Inc.	43,012	1,828
AmerisourceBergen Corp.	33,302	1,757
* Humana Inc.	29,251	1,697
* Coventry Health Care Inc.	28,020	1,571
* Laboratory Corp. of America Holdings	21,465	1,559
* MedImmune Inc.	41,696	1,517
C.R. Bard, Inc.	18,089	1,438
Quest Diagnostics, Inc.	27,926	1,393
* Hospira, Inc.	27,228	1,114
* Varian Medical Systems, Inc.	22,490	1,073
* Waters Corp.	17,796	1,032
IMS Health, Inc.	34,151	1,013
Applera Corp.-Applied Biosystems Group	32,287	955
Mylan Laboratories, Inc.	42,838	906
* Barr Pharmaceuticals Inc.	18,809	872
* Patterson Cos	24,222	860
* King Pharmaceuticals, Inc.	42,447	835
Manor Care, Inc.	12,839	698
* Millipore Corp.	9,454	685
* Tenet Healthcare Corp.	82,352	530
PerkinElmer, Inc.	21,281	515
Bausch & Lomb, Inc.	9,617	492
* Watson Pharmaceuticals, Inc.	17,747	469

		265,146

Industrials (10.8%)
General Electric Co.	1,803,621	63,776
United Parcel Service, Inc.	187,013	13,110
The Boeing Co.	138,370	12,302
United Technologies Corp.	174,574	11,347
Tyco International Ltd.	346,951	10,946
3M Co.	128,635	9,832
Caterpillar, Inc.	113,342	7,597
Honeywell International Inc.	140,287	6,462
Lockheed Martin Corp.	62,213	6,036
Emerson Electric Co.	140,058	6,035
FedEx Corp.	53,781	5,778
General Dynamics Corp.	71,076	5,430
Burlington Northern Santa Fe Corp.	62,967	5,064
Union Pacific Corp.	47,482	4,822
Northrop Grumman Corp.	61,428	4,559
Deere & Co.	39,843	4,329
Raytheon Co.	78,314	4,108
Illinois Tool Works, Inc.	72,560	3,744
Norfolk Southern Corp.	69,578	3,521
Waste Management, Inc.	93,458	3,216
PACCAR, Inc.	43,523	3,195
CSX Corp.	76,596	3,068
Danaher Corp.	41,734	2,982
Ingersoll-Rand Co.	53,953	2,340
Eaton Corp.	25,694	2,147
Southwest Airlines Co.	137,990	2,028
Textron, Inc.	22,035	1,979
Rockwell Collins, Inc.	29,416	1,969
ITT Industries, Inc.	31,922	1,926
L-3 Communications Holdings, Inc.	21,833	1,910
Masco Corp.	68,761	1,884
Pitney Bowes, Inc.	38,681	1,756
Dover Corp.	35,952	1,755
Parker Hannifin Corp.	20,303	1,752
Rockwell Automation, Inc.	29,140	1,745
American Standard Cos., Inc.	30,702	1,628
C.H. Robinson Worldwide Inc.	30,365	1,450
Cooper Industries, Inc. Class A	32,044	1,442
R.R. Donnelley & Sons Co.	38,297	1,401
Fluor Corp.	15,396	1,381
Cummins Inc.	9,122	1,320
* Terex Corp.	18,002	1,292
Goodrich Corp.	22,063	1,136
Robert Half International, Inc.	29,313	1,085
* Monster Worldwide Inc.	22,572	1,069
Avery Dennison Corp.	16,016	1,029
W.W. Grainger, Inc.	12,460	962
Cintas Corp.	23,844	861
Pall Corp.	21,427	814
Equifax, Inc.	21,885	798
* Allied Waste Industries, Inc.	44,373	559
Ryder System, Inc.	10,523	519
* Raytheon Co. Warrants Exp. 6/16/11	727	13

		243,209

Information Technology (14.8%)
Microsoft Corp.	1,511,469	42,125
* Cisco Systems, Inc.	1,059,402	27,047
International Business Machines Corp.	264,066	24,891
Intel Corp.	1,011,471	19,349
Hewlett-Packard Co.	469,416	18,842
* Google Inc.	38,176	17,491
* Apple Computer, Inc.	151,113	14,040
* Oracle Corp.	700,141	12,694
QUALCOMM Inc.	290,532	12,394
* Dell Inc.	398,616	9,252
Texas Instruments, Inc.	253,353	7,626
Motorola, Inc.	419,429	7,411
* Yahoo! Inc.	214,258	6,704
* eBay Inc.	199,379	6,609
* Corning, Inc.	275,425	6,263
* EMC Corp.	369,979	5,124
Automatic Data Processing, Inc.	96,444	4,668
Applied Materials, Inc.	245,158	4,491
* Adobe Systems, Inc.	103,295	4,307
* Sun Microsystems, Inc.	631,849	3,797
First Data Corp.	132,197	3,556
Western Union Co.	135,497	2,974
* Xerox Corp.	166,545	2,813
* Symantec Corp.	162,331	2,808
* Electronic Arts Inc.	54,431	2,741
* Broadcom Corp.	82,797	2,655
Electronic Data Systems Corp.	90,187	2,496
* Agilent Technologies, Inc.	70,923	2,389
* Network Appliance, Inc.	65,052	2,376
Paychex, Inc.	59,435	2,251
* Cognizant Technology Solutions Corp.	24,992	2,206
Analog Devices, Inc.	58,608	2,021
* Juniper Networks, Inc.	99,793	1,964
KLA-Tencor Corp.	35,049	1,869
CA, Inc.	72,076	1,867
* NVIDIA Corp.	62,428	1,797
* SanDisk Corp.	39,900	1,748
Linear Technology Corp.	52,522	1,659
Maxim Integrated Products, Inc.	56,335	1,656
* Intuit, Inc.	60,232	1,648
* Micron Technology, Inc.	132,309	1,598
* Fiserv, Inc.	30,007	1,592
* Computer Sciences Corp.	30,350	1,582
* Autodesk, Inc.	40,696	1,530
* NCR Corp.	31,388	1,499
Xilinx, Inc.	58,128	1,496
Fidelity National Information Services, Inc.	28,594	1,300
* Advanced Micro Devices, Inc.	97,273	1,270
* Altera Corp.	62,510	1,250
* LSI Logic Corp.	117,758	1,229
National Semiconductor Corp.	49,679	1,199
* BMC Software, Inc.	35,751	1,101
* VeriSign, Inc.	42,817	1,076
* Affiliated Computer Services, Inc. Class A	17,297	1,018
* Citrix Systems, Inc.	31,501	1,009
* Lexmark International, Inc.	16,755	980
* Avaya Inc.	79,237	936
Sabre Holdings Corp.	23,526	770
* Tellabs, Inc.	77,058	763
* Novellus Systems, Inc.	22,051	706
Molex, Inc.	24,769	698
Jabil Circuit, Inc.	32,247	690
* Convergys Corp.	24,122	613
* JDS Uniphase Corp.	36,854	561
* Teradyne, Inc.	33,100	547
* Compuware Corp.	56,499	536
* Unisys Corp.	60,173	507
* Solectron Corp.	159,485	502
* QLogic Corp.	27,532	468
* Novell, Inc.	58,628	423
* Ciena Corp.	14,950	418
Tektronix, Inc.	14,321	403
* ADC Telecommunications, Inc.	20,297	340
* Sanmina-SCI Corp.	92,163	334
* PMC Sierra Inc.	36,300	254
* Agere Systems Inc.	6,444	146

		331,963

Materials (3.1%)
E.I. du Pont de Nemours & Co.	162,158	8,015
Dow Chemical Co.	168,174	7,712
Monsanto Co.	95,428	5,245
Alcoa Inc.	152,614	5,174
Freeport-McMoRan Copper & Gold, Inc. Class B	63,517	4,204
Praxair, Inc.	56,185	3,537
Nucor Corp.	52,814	3,440
Newmont Mining Corp. (Holding Co.)	79,133	3,323
International Paper Co.	79,477	2,893
Air Products & Chemicals, Inc.	38,030	2,813
Weyerhaeuser Co.	37,118	2,774
United States Steel Corp.	20,834	2,066
PPG Industries, Inc.	28,699	2,018
Vulcan Materials Co.	16,692	1,944
Allegheny Technologies Inc.	17,884	1,908
Ecolab, Inc.	31,170	1,340
Rohm & Haas Co.	24,954	1,291
Temple-Inland Inc.	18,502	1,105
MeadWestvaco Corp.	32,041	988
Sigma-Aldrich Corp.	23,216	964
Eastman Chemical Co.	14,692	930
Sealed Air Corp.	28,222	892
Ball Corp.	18,176	833
* Pactiv Corp.	23,231	784
Ashland, Inc.	9,856	646
International Flavors & Fragrances, Inc.	13,663	645
Bemis Co., Inc.	18,381	614
* Hercules, Inc.	20,463	400

		68,498

Telecommunication Services (3.7%)
AT&T Inc.	1,095,146	43,182
Verizon Communications Inc.	510,561	19,360
Sprint Nextel Corp.	509,289	9,656
Alltel Corp.	63,194	3,918
* Qwest Communications International Inc.	275,238	2,474
Embarq Corp.	26,399	1,488
Windstream Corp.	83,687	1,229
Citizens Communications Co.	59,497	889
CenturyTel, Inc.	19,420	878

		83,074

Utilities (3.7%)
Exelon Corp.	117,445	8,070
Dominion Resources, Inc.	61,192	5,432
TXU Corp.	80,628	5,168
Southern Co.	131,377	4,815
Duke Energy Corp.	220,654	4,477
FPL Group, Inc.	71,214	4,356
FirstEnergy Corp.	55,924	3,704
Public Service Enterprise Group, Inc.	44,318	3,680
Entergy Corp.	34,813	3,653
American Electric Power Co., Inc.	69,694	3,398
PG&E Corp.	61,609	2,974
Sempra Energy	46,120	2,814
Edison International	57,146	2,808
PPL Corp.	67,607	2,765
Constellation Energy Group, Inc.	31,714	2,758
* AES Corp.	116,411	2,505
Consolidated Edison Inc.	45,201	2,308
Progress Energy, Inc.	45,180	2,279
Ameren Corp.	36,277	1,825
Xcel Energy, Inc.	71,463	1,764
DTE Energy Co.	31,092	1,489
* Allegheny Energy, Inc.	28,793	1,415
Questar Corp.	15,043	1,342
KeySpan Corp.	30,873	1,270
NiSource, Inc.	48,086	1,175
CenterPoint Energy Inc.	56,050	1,006
Pinnacle West Capital Corp.	17,448	842
Integrys Energy Group, Inc.	13,125	729
CMS Energy Corp.	38,828	691
TECO Energy, Inc.	36,506	628
* Dynegy, Inc.	66,075	612
Nicor Inc.	7,938	384

		83,136

Total Common Stocks
(Cost $1,822,640)		2,229,514

Temporary Cash Investments (0.5%)

Money Market Fund (0.5%)
1 Vanguard Market Liquidity Fund, 5.288%	10,060,285	10,060

	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
2 Federal National Mortgage Assn
3 5.215%, 4/9/07	500	500

Total Temporary Cash Investments
(Cost $10,560)		10,560

Total Investments (99.8%)
(Cost $1,833,200)		2,240,074

Other Assets and Liabilities—Net (0.2%)		4,649

Net Assets (100%)		2,244,723

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $500,000 have been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31 , 2007, the cost of investment securities for tax purposes was $1,833,200,000. Net unrealized appreciation of investment securities for tax purposes was $406,874,000, consisting of unrealized gains of $517,242,000 on securities that had risen in value since their purchase and $110,368,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.7% and 0.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2007, the aggregate settlement value of open futures contracts expiring in June 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500 Index	70	5,009	56
S&P 500 Index	10	3,578	39

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Variable Insurance Fund - Growth Portfolio
Schedule of Investments
March 31, 2007

	Shares	Market Value ($000)

Common Stocks (97.2%)

Consumer Discretionary (9.9%)
* Kohl's Corp.	123,877	9,490
* Comcast Corp. Class A	320,780	8,324
NIKE, Inc. Class B	43,695	4,643
Johnson Controls, Inc.	37,175	3,518
Staples, Inc.	118,230	3,055
Marriott International, Inc. Class A	53,810	2,634
Lowe's Cos., Inc.	35,874	1,130
* Coach, Inc.	22,360	1,119

		33,913

Consumer Staples (5.9%)
The Procter & Gamble Co.	142,610	9,007
PepsiCo, Inc.	74,030	4,705
Walgreen Co.	81,245	3,728
Wal-Mart de Mexico SA de Cv	42,030	1,783
Whole Foods Market, Inc.	21,400	960

		20,183

Energy (4.9%)
Schlumberger Ltd.	208,000	14,373
Suncor Energy, Inc.	28,615	2,185

		16,558

Financials (19.9%)
The Goldman Sachs Group, Inc.	57,405	11,862
Legg Mason Inc.	104,240	9,820
American International Group, Inc.	130,600	8,779
Charles Schwab Corp.	440,190	8,051
JPMorgan Chase & Co.	143,160	6,926
The Chicago Mercantile Exchange	10,206	5,434
Merrill Lynch & Co., Inc.	65,102	5,317
* CB Richard Ellis Group, Inc.	75,325	2,574
Franklin Resources Corp.	19,550	2,362
Citigroup, Inc.	45,200	2,320
Lehman Brothers Holdings, Inc.	30,610	2,145
State Street Corp.	18,060	1,169
*^ NYSE Group Inc.	12,180	1,142

		67,901

Health Care (21.0%)
* Genentech, Inc.	162,395	13,336
* WellPoint Inc.	139,810	11,338
* Gilead Sciences, Inc.	137,080	10,487
Teva Pharmaceutical Industries Ltd. Sponsored ADR	242,450	9,075
* Alcon, Inc.	50,890	6,708
UnitedHealth Group Inc.	115,940	6,141
* Medco Health Solutions, Inc.	60,360	4,378
Merck & Co., Inc.	55,330	2,444
Medtronic, Inc.	43,375	2,128
Allergan, Inc.	18,230	2,020
C.R. Bard, Inc.	24,210	1,925
* Amgen, Inc.	32,070	1,792

		71,772

Industrials (8.4%)
Danaher Corp.	139,651	9,978
The Boeing Co.	86,680	7,707
General Electric Co.	99,120	3,505
Emerson Electric Co.	79,200	3,413
Rockwell Collins, Inc.	40,560	2,715
Rockwell Automation, Inc.	22,545	1,350

		28,668

Information Technology (26.1%)
* Google Inc.	24,870	11,394
* Apple Computer, Inc.	118,640	11,023
QUALCOMM Inc.	238,205	10,162
* Cisco Systems, Inc.	285,022	7,277
* Broadcom Corp.	172,790	5,541
* Network Appliance, Inc.	142,270	5,196
Infosys Technologies Ltd. ADR	102,970	5,174
* Sun Microsystems, Inc.	814,815	4,897
* NVIDIA Corp.	153,780	4,426
* Yahoo! Inc.	140,065	4,383
Paychex, Inc.	102,900	3,897
* Adobe Systems, Inc.	79,520	3,316
* EMC Corp.	179,550	2,487
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	223,897	2,407
Jabil Circuit, Inc.	99,190	2,124
* Corning, Inc.	83,480	1,898
* Alliance Data Systems Corp.	23,760	1,464
* Cognizant Technology Solutions Corp.	15,460	1,365
* eBay Inc.	21,650	718

		89,149

Materials (0.9%)
Praxair, Inc.	48,165	3,032

Exchange-Traded Fund (0.2%)
1 Vanguard Growth ETF	8,500	496

Total Common Stocks
(Cost $279,992)		331,672

Temporary Cash Investments (3.2%)

Money Market Fund (2.8%)
2 Vanguard Market Liquidity Fund, 5.288%	9,406,984	9,407

	Face Amount ($000)

U.S. Agency Obligation (0.4%)

3 Federal National Mortgage Assn
4 5.215%, 4/9/07	1,500	1,499

Total Temporary Cash Investments
(Cost $10,905)		10,906

Total Investments (100.4%)
(Cost $290,897)		342,578

Other Assets and Liabilities—Net (-0.4%)		(1,329)

Net Assets (100%)		341,249

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Securities with a value of $1,499,000 have been segregated as initial margin for open futures contracts. ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2007, the cost of investment securities for tax purposes was $290,897,000. Net unrealized appreciation of investment securities for tax purposes was $51,681,000, consisting of unrealized gains of $57,978,000 on securities that had risen in value since their purchase and $6,297,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.2% and 1.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2007, the aggregate settlement value of open futures contracts expiring in June 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	14	5,009	41
S&P MidCap 400 Index	3	1,284	40
E-mini S&P 500 Index	5	358	-
E-mini MidCap 400 Index	2	171	5

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Schedule of Investments
March 31, 2007

	Shares	Market Value ($000)

Common Stocks (99.9%)

Consumer Discretionary (16.7%)
* Liberty Media Corp. Class A	45,182	4,997
Hilton Hotels Corp.	123,633	4,446
Nordstrom, Inc.	69,125	3,659
Mattel, Inc.	128,571	3,545
* Office Depot, Inc.	93,832	3,297
Newell Rubbermaid, Inc.	93,476	2,906
Genuine Parts Co.	57,474	2,816
Sherwin-Williams Co.	38,500	2,543
VF Corp.	30,000	2,479
Virgin Media Inc.	93,246	2,354
* AutoZone Inc.	18,038	2,311
* Wyndham Worldwide Corp.	66,793	2,281
Abercrombie & Fitch Co.	29,690	2,247
Whirlpool Corp.	26,361	2,238
Cablevision Systems NY Group Class A	73,218	2,228
Eastman Kodak Co.	96,898	2,186
^ Garmin Ltd.	40,030	2,168
H & R Block, Inc.	103,014	2,167
* Apollo Group, Inc. Class A	49,270	2,163
Dollar General Corp.	99,944	2,114
Tiffany & Co.	46,444	2,112
D. R. Horton, Inc.	94,997	2,090
American Eagle Outfitters, Inc.	67,671	2,029
Harman International Industries, Inc.	20,906	2,009
Tim Hortons, Inc.	65,027	1,978
Darden Restaurants Inc.	47,057	1,938
Pulte Homes, Inc.	73,024	1,932
Black & Decker Corp.	22,812	1,862
* Interpublic Group of Cos., Inc.	148,751	1,831
Royal Caribbean Cruises, Ltd.	42,796	1,804
Polo Ralph Lauren Corp.	20,460	1,804
* CarMax, Inc.	72,008	1,767
Idearc Inc.	49,129	1,724
* Expedia, Inc.	74,383	1,724
Lamar Advertising Co. Class A	27,366	1,723
* R.H. Donnelley Corp.	23,677	1,678
Centex Corp.	39,919	1,668
Ross Stores, Inc.	47,651	1,639
* Discovery Holding Co. Class A	85,665	1,639
Wynn Resorts Ltd.	17,131	1,625
Lennar Corp. Class A	37,772	1,594
PetSmart, Inc.	46,937	1,547
* Mohawk Industries, Inc.	18,208	1,494
ServiceMaster Co.	96,384	1,483
Liz Claiborne, Inc.	34,515	1,479
BorgWarner, Inc.	19,377	1,461
* Chico's FAS, Inc.	59,286	1,448
Family Dollar Stores, Inc.	48,383	1,433
Washington Post Co. Class B	1,858	1,419
Station Casinos, Inc.	16,366	1,417
Hasbro, Inc.	48,001	1,374
Advance Auto Parts, Inc.	35,418	1,365
Leggett & Platt, Inc.	60,130	1,363
The Stanley Works	24,595	1,362
*^Sirius Satellite Radio, Inc.	424,830	1,359
Brinker International, Inc.	41,190	1,347
E.W. Scripps Co. Class A	29,939	1,338
* Dollar Tree Stores, Inc.	32,692	1,250
Foot Locker, Inc.	52,487	1,236
RadioShack Corp.	43,266	1,169
* XM Satellite Radio Holdings, Inc.	90,170	1,165
Williams-Sonoma, Inc.	32,381	1,148
Jones Apparel Group, Inc.	37,032	1,138
KB Home	26,118	1,114
Circuit City Stores, Inc.	58,782	1,089
^ New York Times Co. Class A	45,704	1,075
* Toll Brothers, Inc.	38,618	1,057
* AutoNation, Inc.	48,796	1,036
Wendy's International, Inc.	32,127	1,006
* NVR, Inc.	1,504	1,000
Brunswick Corp.	31,024	988
* Career Education Corp.	31,871	972
Boyd Gaming Corp.	18,962	903
* Urban Outfitters, Inc.	33,161	879
OSI Restaurant Partners, Inc.	22,247	879
* Getty Images, Inc.	17,138	833
Gentex Corp.	45,696	743
Dow Jones & Co., Inc.	18,152	626
The McClatchy Co. Class A	18,614	588
Weight Watchers International, Inc.	11,983	552
International Speedway Corp.	10,435	539
* DreamWorks Animation SKG, Inc.	14,285	437
Regal Entertainment Group Class A	21,670	431
Lennar Corp. Class B	4,820	190

		140,047

Consumer Staples (3.6%)
Bunge Ltd.	40,310	3,314
UST, Inc.	54,132	3,139
SuperValu Inc.	69,421	2,712
Molson Coors Brewing Co. Class B	23,855	2,257
Whole Foods Market, Inc.	47,066	2,111
* Dean Foods Co.	45,098	2,108
The Estee Lauder Cos. Inc. Class A	39,753	1,942
Tyson Foods, Inc.	85,243	1,655
* Energizer Holdings, Inc.	18,261	1,558
McCormick & Co., Inc.	39,793	1,533
The Pepsi Bottling Group, Inc.	47,572	1,517
* Constellation Brands, Inc. Class A	70,440	1,492
Brown-Forman Corp. Class B	15,578	1,021
* Smithfield Foods, Inc.	33,621	1,007
J.M. Smucker Co.	18,380	980
Hormel Foods Corp.	25,329	942
PepsiAmericas, Inc.	21,680	484

		29,772

Energy (9.5%)
GlobalSantaFe Corp.	78,552	4,845
Hess Corp.	85,145	4,723
Chesapeake Energy Corp.	149,410	4,614
* National Oilwell Varco Inc.	59,026	4,592
Noble Corp.	45,568	3,585
Peabody Energy Corp.	88,779	3,572
Noble Energy, Inc.	58,443	3,486
El Paso Corp.	237,746	3,440
Smith International, Inc.	67,231	3,230
Murphy Oil Corp.	56,607	3,023
* Nabors Industries, Inc.	100,843	2,992
Sunoco, Inc.	41,358	2,913
BJ Services Co.	100,886	2,815
ENSCO International, Inc.	51,050	2,777
* Ultra Petroleum Corp.	51,124	2,716
CONSOL Energy, Inc.	61,433	2,404
* Cameron International Corp.	37,352	2,345
* Southwestern Energy Co.	56,744	2,325
Tesoro Petroleum Corp.	22,652	2,275
* Grant Prideco, Inc.	43,035	2,145
* Newfield Exploration Co.	43,487	1,814
Pioneer Natural Resources Co.	41,199	1,776
Diamond Offshore Drilling, Inc.	21,779	1,763
* Pride International, Inc.	55,361	1,666
* FMC Technologies Inc.	22,988	1,604
Arch Coal, Inc.	47,671	1,463
Rowan Cos., Inc.	37,222	1,209
Patterson-UTI Energy, Inc.	53,417	1,199
Cimarex Energy Co.	27,814	1,030
Pogo Producing Co.	19,636	944
* CNX Gas Corp.	10,039	284

		79,569

Financials (22.1%)
ProLogis REIT	83,255	5,406
General Growth Properties Inc. REIT	73,133	4,722
Host Hotels & Resorts Inc. REIT	172,591	4,541
Boston Properties, Inc. REIT	37,358	4,386
Ameriprise Financial, Inc.	73,224	4,184
Archstone-Smith Trust REIT	73,603	3,995
T. Rowe Price Group Inc.	84,409	3,983
Kimco Realty Corp. REIT	75,636	3,687
CIT Group Inc.	66,865	3,539
Avalonbay Communities, Inc. REIT	26,497	3,445
Sovereign Bancorp, Inc.	127,517	3,244
Ambac Financial Group, Inc.	35,652	3,080
* E*TRADE Financial Corp.	143,979	3,055
MBIA, Inc.	45,331	2,969
Zions Bancorp	34,249	2,895
Compass Bancshares Inc.	41,511	2,856
Synovus Financial Corp.	87,709	2,837
SL Green Realty Corp. REIT	19,648	2,695
Unum Group	115,459	2,659
Safeco Corp.	38,770	2,575
Hudson City Bancorp, Inc.	180,915	2,475
Health Care Properties Investors REIT	67,667	2,438
Plum Creek Timber Co. Inc. REIT	59,715	2,354
Cincinnati Financial Corp.	55,364	2,347
American Capital Strategies, Ltd.	52,482	2,325
Developers Diversified Realty Corp. REIT	36,705	2,309
* CBOT Holdings, Inc. Class A	12,403	2,251
The Macerich Co. REIT	24,142	2,230
* CB Richard Ellis Group, Inc.	64,648	2,210
Torchmark Corp.	32,941	2,161
* Realogy Corp.	72,324	2,142
Everest Re Group, Ltd.	21,867	2,103
Commerce Bancorp, Inc.	59,901	2,000
Duke Realty Corp. REIT	45,476	1,977
iStar Financial Inc. REIT	41,958	1,965
AMB Property Corp. REIT	33,358	1,961
Regency Centers Corp. REIT	23,170	1,936
Assurant, Inc.	35,248	1,890
Apartment Investment & Management Co. Class A REIT	32,555	1,878
W.R. Berkley Corp.	54,902	1,818
A.G. Edwards & Sons, Inc.	25,533	1,766
Federal Realty Investment Trust REIT	18,584	1,684
Fidelity National Financial, Inc. Class A	69,775	1,675
Huntington Bancshares Inc.	76,144	1,664
First Horizon National Corp.	39,746	1,651
MGIC Investment Corp.	27,862	1,642
Old Republic International Corp.	73,819	1,633
New York Community Bancorp, Inc.	92,149	1,621
Leucadia National Corp.	54,724	1,610
Axis Capital Holdings Ltd.	46,249	1,566
* IntercontinentalExchange Inc.	12,589	1,539
* TD Ameritrade Holding Corp.	102,604	1,527
* Markel Corp.	3,086	1,496
Radian Group, Inc.	27,043	1,484
Liberty Property Trust REIT	30,461	1,484
Popular, Inc.	88,922	1,473
Hospitality Properties Trust REIT	31,292	1,464
^ Allied Capital Corp.	50,530	1,456
Forest City Enterprise Class A	21,800	1,443
Eaton Vance Corp.	40,432	1,441
White Mountains Insurance Group Inc.	2,534	1,436
First American Corp.	27,602	1,400
Janus Capital Group Inc.	66,597	1,393
UDR, Inc. REIT	45,218	1,385
Associated Banc-Corp	40,966	1,377
Camden Property Trust REIT	19,031	1,338
Ventas, Inc. REIT	31,634	1,333
PartnerRe Ltd.	19,132	1,311
SEI Investments Co.	21,604	1,301
Investors Financial Services Corp.	22,336	1,299
Nuveen Investments, Inc. Class A	26,597	1,258
^ The St. Joe Co.	23,875	1,249
TD Banknorth, Inc.	38,407	1,235
Weingarten Realty Investors REIT	25,939	1,234
The PMI Group Inc.	26,794	1,212
RenaissanceRe Holdings Ltd.	23,094	1,158
Colonial BancGroup, Inc.	46,249	1,145
Brown & Brown, Inc.	39,970	1,080
TCF Financial Corp.	39,681	1,046
Federated Investors, Inc.	28,276	1,038
* Arch Capital Group Ltd.	14,971	1,021
City National Corp.	13,568	999
Nationwide Financial Services, Inc.	18,284	985
Protective Life Corp.	22,356	985
CapitalSource Inc. REIT	39,080	982
Commerce Bancshares, Inc.	19,960	964
* Nasdaq Stock Market Inc.	31,845	937
Erie Indemnity Co. Class A	17,418	919
* AmeriCredit Corp.	38,710	885
Fulton Financial Corp.	58,568	851
People's Bank	18,907	839
Astoria Financial Corp.	30,001	798
Unitrin, Inc.	15,765	742
The First Marblehead Corp.	15,974	717
Transatlantic Holdings, Inc.	8,808	574
Mercury General Corp.	9,191	487
BOK Financial Corp.	7,787	386
Student Loan Corp.	1,288	239

		184,380

Health Care (9.2%)
AmerisourceBergen Corp.	67,780	3,575
* Humana Inc.	55,895	3,243
* Express Scripts Inc.	38,669	3,121
* Laboratory Corp. of America Holdings	42,277	3,071
* Coventry Health Care Inc.	53,580	3,003
* MedImmune Inc.	80,658	2,935
C.R. Bard, Inc.	34,603	2,751
* Health Net Inc.	39,289	2,114
* Varian Medical Systems, Inc.	43,699	2,084
* Hospira, Inc.	49,800	2,037
IMS Health, Inc.	66,961	1,986
* Waters Corp.	34,230	1,985
* DaVita, Inc.	35,031	1,868
Applera Corp.-Applied Biosystems Group	61,807	1,828
Mylan Laboratories, Inc.	82,559	1,745
* Sepracor Inc.	36,827	1,717
* Henry Schein, Inc.	29,896	1,650
* Amylin Pharmaceuticals, Inc.	43,813	1,637
Omnicare, Inc.	40,841	1,624
* King Pharmaceuticals, Inc.	81,675	1,607
DENTSPLY International Inc.	48,708	1,595
* Barr Pharmaceuticals Inc.	34,021	1,577
* Triad Hospitals, Inc.	29,741	1,554
* Cephalon, Inc.	20,444	1,456
* Intuitive Surgical, Inc.	11,816	1,436
Manor Care, Inc.	24,933	1,355
Beckman Coulter, Inc.	20,871	1,334
* Patterson Cos	37,396	1,327
* Millipore Corp.	17,983	1,303
* Covance, Inc.	21,491	1,275
* Endo Pharmaceuticals Holdings, Inc.	42,780	1,258
* Millennium Pharmaceuticals, Inc.	106,530	1,210
Pharmaceutical Product Development, Inc.	35,412	1,193
* Vertex Pharmaceuticals, Inc.	42,337	1,187
* Lincare Holdings, Inc.	31,239	1,145
* Community Health Systems, Inc.	31,959	1,127
Hillenbrand Industries, Inc.	18,569	1,102
* Charles River Laboratories, Inc.	22,526	1,042
* Invitrogen Corp.	16,214	1,032
* Tenet Healthcare Corp.	158,105	1,017
Universal Health Services Class B	16,933	970
* ImClone Systems, Inc.	22,781	929
Bausch & Lomb, Inc.	18,020	922
Health Management Associates Class A	80,696	877
* Watson Pharmaceuticals, Inc.	32,708	864
* Kinetic Concepts, Inc.	16,531	837
Brookdale Senior Living Inc.	11,892	531
* Abraxis Bioscience, Inc.	8,255	220

		77,256

Industrials (11.1%)
Precision Castparts Corp.	45,604	4,745
Rockwell Collins, Inc.	56,242	3,764
ITT Industries, Inc.	58,974	3,557
L-3 Communications Holdings, Inc.	39,936	3,493
Parker Hannifin Corp.	40,249	3,474
Dover Corp.	68,675	3,352
Rockwell Automation, Inc.	54,362	3,255
American Standard Cos., Inc.	60,335	3,199
Expeditors International of Washington, Inc.	71,870	2,970
Cooper Industries, Inc. Class A	61,334	2,759
R.R. Donnelley & Sons Co.	72,966	2,670
Fluor Corp.	29,631	2,658
C.H. Robinson Worldwide Inc.	55,645	2,657
Cummins Inc.	17,664	2,556
* Terex Corp.	34,153	2,451
* AMR Corp.	79,994	2,436
Manpower Inc.	28,563	2,107
Goodrich Corp.	39,830	2,050
Avery Dennison Corp.	31,443	2,021
Robert Half International, Inc.	53,659	1,986
W.W. Grainger, Inc.	24,661	1,905
The Dun & Bradstreet Corp.	20,699	1,888
* Monster Worldwide Inc.	39,500	1,871
* Jacobs Engineering Group Inc.	39,544	1,845
Republic Services, Inc. Class A	65,837	1,832
Joy Global Inc.	40,024	1,717
Cintas Corp.	45,855	1,655
* McDermott International, Inc.	33,524	1,642
Roper Industries Inc.	29,463	1,617
Pall Corp.	41,055	1,560
Equifax, Inc.	42,041	1,532
Fastenal Co.	43,130	1,512
* UAL Corp.	37,255	1,422
SPX Corp.	19,264	1,352
Oshkosh Truck Corp.	24,906	1,320
* Allied Waste Industries, Inc.	98,930	1,246
* USG Corp.	24,740	1,155
* ChoicePoint Inc.	26,733	1,001
The Corporate Executive Board Co.	13,123	997
Pentair, Inc.	31,848	992
* Alliant Techsystems, Inc.	11,101	976
J.B. Hunt Transport Services, Inc.	36,287	952
Hubbell Inc. Class B	17,429	841
* Hertz Global Holdings Inc.	32,300	766
* US Airways Group Inc.	16,403	746

		92,502

Information Technology (13.8%)
* Cognizant Technology Solutions Corp.	47,647	4,206
Seagate Technology	174,142	4,058
* MEMC Electronic Materials, Inc.	59,954	3,632
KLA-Tencor Corp.	67,120	3,579
* SanDisk Corp.	76,015	3,329
* NVIDIA Corp.	113,893	3,278
* Fiserv, Inc.	58,384	3,098
* Micron Technology, Inc.	254,344	3,072
* Computer Sciences Corp.	57,768	3,011
* Autodesk, Inc.	77,537	2,915
Fidelity National Information Services, Inc.	64,006	2,910
* NCR Corp.	59,948	2,864
National Semiconductor Corp.	109,300	2,639
Microchip Technology, Inc.	72,781	2,586
* Altera Corp.	122,047	2,440
MasterCard, Inc. Class A	22,774	2,420
* LSI Logic Corp.	224,711	2,346
Harris Corp.	45,269	2,306
* LAM Research Corp.	48,081	2,276
* Akamai Technologies, Inc.	44,755	2,234
* Flextronics International Ltd.	204,143	2,233
* Affiliated Computer Services, Inc. Class A	37,757	2,223
* BMC Software, Inc.	69,145	2,129
* VeriSign, Inc.	81,863	2,056
* Cadence Design Systems, Inc.	93,588	1,971
* Citrix Systems, Inc.	60,875	1,950
* Lexmark International, Inc.	32,986	1,928
Amphenol Corp.	29,342	1,895
* Activision, Inc.	94,512	1,790
* Avaya Inc.	138,693	1,638
* Ceridian Corp.	46,780	1,630
* McAfee Inc.	53,791	1,564
* Arrow Electronics, Inc.	41,091	1,551
Sabre Holdings Corp.	44,457	1,456
* BEA Systems, Inc.	125,533	1,455
* Alliance Data Systems Corp.	22,907	1,412
* Red Hat, Inc.	61,238	1,404
* Tellabs, Inc.	141,543	1,401
* Iron Mountain, Inc.	53,343	1,394
* DST Systems, Inc.	17,833	1,341
* Novellus Systems, Inc.	41,517	1,329
Jabil Circuit, Inc.	60,679	1,299
CDW Corp.	21,081	1,295
* Western Digital Corp.	74,562	1,253
Intersil Corp.	46,346	1,228
* salesforce.com, Inc.	26,657	1,141
* NAVTEQ Corp.	32,864	1,134
* Compuware Corp.	118,167	1,121
* Teradyne, Inc.	63,826	1,056
Diebold, Inc.	22,047	1,052
* JDS Uniphase Corp.	68,648	1,046
* Hewitt Associates, Inc.	35,386	1,034
* Solectron Corp.	303,479	956
* CheckFree Corp.	25,287	938
* International Rectifier Corp.	24,200	925
* Ingram Micro, Inc. Class A	47,189	911
* QLogic Corp.	52,864	899
Molex, Inc.	30,973	873
* Zebra Technologies Corp. Class A	22,482	868
Total System Services, Inc.	13,124	418
Molex, Inc. Class A	16,068	400
AVX Corp.	20,624	314
* Agere Systems Inc.	12,353	279

		115,389

Materials (4.8%)
United States Steel Corp.	39,781	3,945
Vulcan Materials Co.	31,695	3,692
Allegheny Technologies Inc.	28,803	3,073
Lyondell Chemical Co.	75,406	2,260
Temple-Inland Inc.	35,926	2,146
Martin Marietta Materials, Inc.	15,178	2,052
MeadWestvaco Corp.	60,957	1,880
Sigma-Aldrich Corp.	44,500	1,848
Eastman Chemical Co.	27,738	1,757
Sealed Air Corp.	54,171	1,712
* Domtar Corp.	175,024	1,629
Ball Corp.	33,408	1,532
* Pactiv Corp.	44,743	1,510
* The Mosaic Co.	51,757	1,380
* Owens-Illinois, Inc.	51,716	1,333
Ashland, Inc.	19,212	1,260
International Flavors & Fragrances, Inc.	25,579	1,208
Sonoco Products Co.	31,957	1,201
Bemis Co., Inc.	35,174	1,174
* Titanium Metals Corp.	29,710	1,066
* Smurfit-Stone Container Corp.	85,449	962
Chemtura Corp.	81,213	888
Huntsman Corp.	33,482	639

		40,147

Telecommunication Services (2.3%)
* NII Holdings Inc.	46,778	3,470
Embarq Corp.	50,409	2,841
* Crown Castle International Corp.	75,425	2,423
Windstream Corp.	160,739	2,361
* Level 3 Communications, Inc.	371,030	2,263
Citizens Communications Co.	114,242	1,708
CenturyTel, Inc.	36,643	1,656
Telephone & Data Systems, Inc.	20,809	1,241
Telephone & Data Systems, Inc. - Special Common Shares	14,085	787
* U.S. Cellular Corp.	5,485	403

		19,153

Utilities (6.8%)
Constellation Energy Group, Inc.	60,544	5,264
* AES Corp.	223,844	4,817
* Mirant Corp.	86,276	3,491
Xcel Energy, Inc.	137,191	3,387
* NRG Energy, Inc.	40,369	2,908
DTE Energy Co.	60,001	2,874
* Allegheny Energy, Inc.	55,756	2,740
Questar Corp.	28,964	2,584
KeySpan Corp.	59,090	2,432
NiSource, Inc.	92,088	2,251
* Reliant Energy, Inc.	103,986	2,113
Wisconsin Energy Corp.	39,359	1,910
Pepco Holdings, Inc.	64,528	1,873
Equitable Resources, Inc.	38,563	1,863
CenterPoint Energy Inc.	100,198	1,798
Alliant Energy Corp.	39,062	1,751
Pinnacle West Capital Corp.	33,550	1,619
SCANA Corp.	37,219	1,607
ONEOK, Inc.	35,324	1,590
MDU Resources Group, Inc.	54,954	1,579
Integrys Energy Group, Inc.	25,135	1,395
Energy East Corp.	52,970	1,290
NSTAR	35,828	1,258
TECO Energy, Inc.	70,529	1,214
DPL Inc.	37,959	1,180

		56,788

Total Common Stocks
(Cost $674,385)		835,003

Temporary Cash Investments (1.2%)

Money Market Fund (1.1%)
1 Vanguard Market Liquidity Fund, 5.288%	9,608,014	9,608

	Face
	Amount
	($000)

U.S. Agency Obligation (0.1%)

2 Federal National Mortgage Assn
3 5.215%, 4/9/07	500	500

Total Temporary Cash Investments
(Cost $10,108)		10,108

Total Investments (101.1%)
(Cost $684,493)		845,111

Other Assets and Liabilities—Net (-1.1%)		(9,267)

Net Assets (100%)		835,844

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $500,000 have been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2007, the cost of investment securities for tax purposes was $684,493,000. Net unrealized appreciation of investment securities for tax purposes was $160,618,000, consisting of unrealized gains of $182,882,000 on securities that had risen in value since their purchase and $22,264,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The porfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.0% and 1.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2007, the aggregate settlement value of open futures contracts expiring in June 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P MidCap 400 Index	3	1,284	16

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Variable Insurance Fund - REIT Index Portfolio
Schedule of Investments
March 31, 2007

	Shares	Market Value ($000)

Real Estate Investment Trusts (98.4%)

Diversified REITs (8.5%)
Vornado Realty Trust REIT	259,655	30,987
^ Liberty Property Trust REIT	172,134	8,386
Colonial Properties Trust REIT	83,251	3,802
Crescent Real Estate, Inc. REIT	185,772	3,727
Washington REIT	85,690	3,207
Spirit Finance Corp. REIT	204,561	3,048
PS Business Parks, Inc. REIT	30,420	2,145
Investors Real Estate Trust REIT	84,838	898
Capital Lease Funding, Inc. REIT	63,969	685

		56,885

Industrial REITs (7.3%)
ProLogis REIT	470,847	30,572
AMB Property Corp. REIT	188,230	11,066
First Industrial Realty Trust REIT	85,316	3,865
EastGroup Properties, Inc. REIT	45,043	2,299
First Potomac REIT	45,921	1,312

		49,114

Office REITs (15.7%)
Boston Properties, Inc. REIT	211,209	24,796
SL Green Realty Corp. REIT	111,292	15,267
Duke Realty Corp. REIT	257,378	11,188
Mack-Cali Realty Corp. REIT	127,999	6,097
Brandywine Realty Trust REIT	167,948	5,611
Alexandria Real Estate Equities, Inc. REIT	55,767	5,597
HRPT Properties Trust REIT	399,662	4,916
Kilroy Realty Corp. REIT	61,639	4,546
Digital Realty Trust, Inc. REIT	92,929	3,708
Highwood Properties, Inc. REIT	90,750	3,584
Corporate Office Properties Trust, Inc. REIT	77,471	3,539
BioMed Realty Trust, Inc. REIT	124,689	3,279
Lexington Realty Trust REIT	124,331	2,627
Maguire Properties, Inc. REIT	71,544	2,544
American Financial Realty Trust REIT	248,141	2,501
Cousins Properties, Inc. REIT	73,616	2,419
Franklin Street Properties Corp. REIT	94,270	1,808
Parkway Properties Inc. REIT	29,479	1,540

		105,567

Residential REITs (18.2%)
Equity Residential REIT	555,937	26,813
Archstone-Smith Trust REIT	415,539	22,555
Avalonbay Communities, Inc. REIT	149,660	19,456
Apartment Investment & Management Co. Class A REIT	183,611	10,593
UDR, Inc. REIT	256,340	7,849
Camden Property Trust REIT	107,380	7,550
BRE Properties Inc. Class A REIT	96,009	6,063
Essex Property Trust, Inc. REIT	42,227	5,468
Post Properties, Inc. REIT	82,970	3,794
Home Properties, Inc. REIT	62,748	3,314
Mid-America Apartment Communities, Inc. REIT	44,304	2,493
Equity Lifestyle Properties, Inc. REIT	43,070	2,326
American Campus Communities, Inc. REIT	43,391	1,314
Sun Communities, Inc. REIT	30,970	961
GMH Communities Trust REIT	78,494	784
Education Realty Trust, Inc. REIT	50,156	741

		122,074

Retail REITs (28.6%)
Simon Property Group, Inc. REIT	421,074	46,844
General Growth Properties Inc. REIT	413,622	26,708
Kimco Realty Corp. REIT	427,904	20,856
Developers Diversified Realty Corp. REIT	207,243	13,036
The Macerich Co. REIT	136,729	12,628
Regency Centers Corp. REIT	131,150	10,958
Federal Realty Investment Trust REIT	105,210	9,534
Weingarten Realty Investors REIT	146,665	6,975
New Plan Excel Realty Trust REIT	196,633	6,495
Taubman Co. REIT	100,757	5,843
Realty Income Corp. REIT	190,044	5,359
CBL & Associates Properties, Inc. REIT	118,193	5,300
Pennsylvania REIT	66,712	2,957
National Retail Properties REIT	121,999	2,951
Tanger Factory Outlet Centers, Inc. REIT	58,743	2,373
Inland Real Estate Corp. REIT	121,947	2,237
Equity One, Inc. REIT	76,596	2,030
Glimcher Realty Trust REIT	69,569	1,880
Cedar Shopping Centers, Inc. REIT	81,427	1,319
Acadia Realty Trust REIT	48,224	1,257
Saul Centers, Inc. REIT	19,863	1,130
Ramco-Gershenson Properties Trust REIT	31,240	1,116
Getty Realty Holding Corp. REIT	32,734	941
Urstadt Biddle Properties Class A REIT	40,223	787
Mills Corp. REIT	600	15

		191,529

Specialized REITs (20.1%)
Host Hotels & Resorts Inc. REIT	975,792	25,673
Public Storage, Inc. REIT	242,949	23,000
Health Care Properties Investors REIT	382,032	13,765
Hospitality Properties Trust REIT	177,219	8,294
Ventas, Inc. REIT	178,355	7,514
Health Care Inc. REIT	137,380	6,031
Nationwide Health Properties, Inc. REIT	160,857	5,028
Senior Housing Properties Trust REIT	159,127	3,803
LaSalle Hotel Properties REIT	76,087	3,527
Healthcare Realty Trust Inc. REIT	90,987	3,394
Strategic Hotels and Resorts, Inc. REIT	143,501	3,282
DiamondRock Hospitality Co. REIT	167,445	3,181
Entertainment Properties Trust REIT	50,401	3,037
Sunstone Hotel Investors, Inc. REIT	109,818	2,994
FelCor Lodging Trust, Inc. REIT	112,146	2,912
Extra Space Storage Inc. REIT	116,064	2,198
Omega Healthcare Investors, Inc. REIT	126,250	2,165
Sovran Self Storage, Inc. REIT	38,331	2,124
Highland Hospitality Corp. REIT	115,761	2,061
U-Store-It Trust REIT	92,243	1,856
Equity Inns, Inc. REIT	103,602	1,697
Ashford Hospitality Trust REIT	124,143	1,482
National Health Investors REIT	44,522	1,395
Innkeepers USA Trust REIT	85,343	1,389
Medical Properties Trust Inc. REIT	93,090	1,367
LTC Properties, Inc. REIT	37,698	977
Universal Health Realty Income REIT	21,132	755

		134,901

Total Real Estate Investment Trusts
(Cost $480,228)		660,070

Temporary Cash Investment (2.1%)

Vanguard Market Liquidity Fund, 5.288%
(Cost $14,050)	14,049,573	14,050

Total Investments (100.5%)
(Cost $494,278)		674,120

Other Assets and Liabilities—Net (-0.5%)		(3,317)

Net Assets (100%)		670,803

^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At March 31, 2007, the cost of investment securities for tax purposes was $494,278,000. Net unrealized appreciation of investment securities for tax purposes was $179,842,000, consisting of unrealized gains of $181,716,000 on securities that had risen in value since their purchase and $1,874,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Variable Insurance Fund - Small Company Growth Portfolio
Schedule of Investments
March 31, 2007

	Shares	Market Value ($000)

Common Stocks (95.5%)

Consumer Discretionary (20.6%)
* O'Reilly Automotive, Inc.	304,800	10,089
Advance Auto Parts, Inc.	219,200	8,450
* Rent-A-Center, Inc.	248,500	6,953
Phillips-Van Heusen Corp.	113,100	6,650
* VistaPrint Ltd.	119,000	4,558
American Eagle Outfitters, Inc.	143,000	4,289
* Hibbett Sports Inc.	145,100	4,148
* Quiksilver, Inc.	355,100	4,119
* Dollar Tree Stores, Inc.	106,100	4,057
Lithia Motors, Inc.	146,500	4,016
* Texas Roadhouse, Inc.	232,400	3,312
* MarineMax, Inc.	140,100	3,248
* Helen of Troy Ltd.	135,400	3,075
* DSW Inc. Class A	72,000	3,039
* ITT Educational Services, Inc.	37,200	3,031
* CarMax, Inc.	122,200	2,999
* Keystone Automotive Industries, Inc.	87,800	2,959
Monro Muffler Brake, Inc.	83,150	2,919
* Aeropostale, Inc.	72,400	2,913
* Priceline.com, Inc.	48,600	2,588
* Buffalo Wild Wings Inc.	40,300	2,567
* GameStop Corp. Class A	74,800	2,436
*^ Cosi, Inc.	420,000	2,344
Family Dollar Stores, Inc.	76,700	2,272
* Charming Shoppes, Inc.	172,000	2,227
* Ruth's Chris Steak House	108,900	2,217
*^ Crocs, Inc.	44,900	2,122
* Iconix Brand Group Inc.	96,800	1,975
bebe stores, inc	112,200	1,950
Aaron Rents, Inc.	72,330	1,912
Nautilus Inc.	122,200	1,886
Thor Industries, Inc.	44,000	1,733
* The Goodyear Tire & Rubber Co.	53,800	1,678
* Casual Male Retail Group, Inc.	128,100	1,515
*^ Build-A-Bear-Workshop, Inc.	53,000	1,456
* Stamps.com Inc.	97,900	1,407
Tempur-Pedic International Inc.	54,100	1,406
* O'Charley's Inc.	70,000	1,350
* AnnTaylor Stores Corp.	33,300	1,291
* Jack in the Box Inc.	18,600	1,286
Polo Ralph Lauren Corp.	14,400	1,269
* Life Time Fitness, Inc.	23,000	1,182
Hasbro, Inc.	41,000	1,173
* Laureate Education Inc.	19,500	1,150
PetSmart, Inc.	33,100	1,091
* Big Lots Inc.	34,500	1,079
Men's Wearhouse, Inc.	22,850	1,075
* Marvel Entertainment, Inc.	36,700	1,018
* WMS Industries, Inc.	25,200	989
Guess ?, Inc.	23,200	939
* Tween Brands, Inc.	24,700	882
OfficeMax, Inc.	16,700	881
* The Gymboree Corp.	21,400	858
* Career Education Corp.	27,600	842
* NVR, Inc.	1,200	798
* Guitar Center, Inc.	17,500	790
Foot Locker, Inc.	32,600	768
* Fossil, Inc.	29,000	768
Choice Hotels International, Inc.	21,600	765
Columbia Sportswear Co.	12,200	760
Harte-Hanks, Inc.	26,800	739
Brinker International, Inc.	22,400	732
Saks Inc.	35,000	729
* The Children's Place Retail Stores, Inc.	12,900	719
* Deckers Outdoor Corp.	9,600	682
* Genesco, Inc.	16,000	664
* Select Comfort Corp.	36,200	644
Claire's Stores, Inc.	20,000	642
Dillard's Inc.	19,400	635
* Payless ShoeSource, Inc.	19,100	634
* Interpublic Group of Cos., Inc.	51,400	633
Steven Madden, Ltd.	21,650	632
Williams-Sonoma, Inc.	17,700	628
*^ Pre-Paid Legal Services, Inc.	12,400	621
Leggett & Platt, Inc.	27,400	621
Liz Claiborne, Inc.	14,300	613
Group 1 Automotive, Inc.	15,000	597
* Fuel Systems Solutions, Inc.	31,000	574
Christopher & Banks Corp.	29,200	569
* Dick's Sporting Goods, Inc.	9,400	548
* Papa John's International, Inc.	18,400	541
* Charlotte Russe Holding Inc.	18,700	540
CKE Restaurants Inc.	28,100	530
MDC Holdings, Inc.	10,324	496
* The Dress Barn, Inc.	23,600	491
Ross Stores, Inc.	13,600	468
RadioShack Corp.	17,000	460
Ethan Allen Interiors, Inc.	12,600	445
* Sonic Corp.	19,600	437
Applebee's International, Inc.	17,400	431
* Timberland Co.	16,100	419
Wolverine World Wide, Inc.	14,500	414
K-Swiss, Inc.	15,100	408
Ryland Group, Inc.	9,600	405
* Pacific Sunwear of California, Inc.	18,475	385
* CEC Entertainment Inc.	9,200	382
* Toll Brothers, Inc.	13,800	378
KB Home	8,800	376
Ruby Tuesday, Inc.	12,000	343
* PetMed Express, Inc.	27,200	322
Winnebago Industries, Inc.	9,100	306
^ Polaris Industries, Inc.	6,300	302
*^ Krispy Kreme Doughnuts, Inc.	29,000	296
Abercrombie & Fitch Co.	3,900	295
Brunswick Corp.	9,000	287
Dollar General Corp.	13,500	286
* Corinthian Colleges, Inc.	20,500	282
Tupperware Brands Corp.	10,500	262
OSI Restaurant Partners, Inc.	6,500	257
* Smith & Wesson Holding Corp.	19,600	257
* Valassis Communications, Inc.	14,600	251
* Vertrue Inc.	5,000	241
* AutoNation, Inc.	11,200	238
Oxford Industries, Inc.	4,500	222
Oakley, Inc.	11,000	222
* Under Armour, Inc.	4,300	221
Matthews International Corp.	5,200	212
The Buckle, Inc.	5,600	200
CBRL Group, Inc.	4,200	194
Regis Corp.	4,600	186
* Hovnanian Enterprises Inc. Class A	6,800	171
Talbots Inc.	6,400	151
Beazer Homes USA, Inc.	4,900	142
* Mothers Work, Inc.	4,200	139
* Perry Ellis International Corp.	4,000	128
* Skechers U.S.A., Inc.	3,700	124
* Chipotle Mexican Grill, Inc.	2,000	124
*^ Conn's, Inc.	4,200	104
* 1-800 Contacts, Inc.	5,600	94
Blyth, Inc.	4,200	89
M/I Homes, Inc.	3,300	88
Callaway Golf Co.	5,500	87
Charles & Colvard Ltd.	13,250	83
* Cabela's Inc.	3,300	82
Kimball International, Inc. Class B	3,900	75
Spartan Motors, Inc.	2,800	65
* Empire Resorts Inc.	5,500	52
FTD Group, Inc.	3,000	50
Sauer-Danfoss, Inc.	1,600	48
Journal Register Co.	7,600	45
Kenneth Cole Productions, Inc.	1,600	41
Systemax Inc.	1,700	32
Sinclair Broadcast Group, Inc.	1,600	25
Stanley Furniture Co., Inc.	1,100	23
Technical Olympic USA, Inc.	2,600	10

		172,135

Consumer Staples (1.5%)
* Energizer Holdings, Inc.	36,000	3,072
* NBTY, Inc.	39,900	2,116
McCormick & Co., Inc.	28,400	1,094
* Central Garden and Pet Co.	72,000	1,063
Corn Products International, Inc.	27,200	968
* Ralcorp Holdings, Inc.	7,800	502
The Estee Lauder Cos. Inc. Class A	10,200	498
Church & Dwight, Inc.	8,500	428
Alberto-Culver Co.	18,500	423
* BJ's Wholesale Club, Inc.	10,200	345
MGP Ingredients, Inc.	13,900	283
* Smithfield Foods, Inc.	9,200	276
Mannatech, Inc.	16,000	257
* The Pantry, Inc.	4,300	194
Spartan Stores, Inc.	6,600	177
* Chattem, Inc.	2,900	171
* Jones Soda Co.	5,300	107
Nature's Sunshine Inc.	7,200	85
* USANA Health Sciences, Inc.	1,800	84
Brown-Forman Corp. Class B	800	52
Sanderson Farms, Inc.	700	26

		12,221

Energy (1.8%)
St. Mary Land & Exploration Co.	92,400	3,389
World Fuel Services Corp.	52,700	2,438
* Helix Energy Solutions Group, Inc.	56,900	2,122
CARBO Ceramics Inc.	40,550	1,888
Holly Corp.	19,200	1,139
* Universal Compression Holdings, Inc.	16,500	1,117
* FMC Technologies Inc.	15,700	1,095
Overseas Shipholding Group Inc.	13,500	845
Frontier Oil Corp.	19,300	630
* Oceaneering International, Inc.	8,300	350
* Vaalco Energy, Inc.	53,400	277
RPC Inc.	13,850	231
Gulf Island Fabrication, Inc.	700	19

		15,540

Financials (6.5%)
Highland Hospitality Corp. REIT	302,900	5,392
Cash America International Inc.	101,155	4,147
Jefferies Group, Inc.	137,400	3,978
The First Marblehead Corp.	78,600	3,528
Equity Inns, Inc. REIT	188,200	3,083
Cullen/Frost Bankers, Inc.	52,000	2,721
* First Cash Financial Services, Inc.	117,100	2,609
MHI Hospitality Corp.	240,400	2,397
SEI Investments Co.	39,600	2,385
* IntercontinentalExchange Inc.	14,600	1,784
*^ Harris & Harris Group, Inc.	137,800	1,780
Investors Financial Services Corp.	26,800	1,558
QC Holdings Inc.	116,600	1,550
Waddell & Reed Financial, Inc.	66,000	1,539
Brown & Brown, Inc.	55,700	1,505
Jones Lang LaSalle Inc.	8,300	866
A.G. Edwards & Sons, Inc.	10,400	719
City National Corp.	9,100	670
* Pinnacle Financial Partners, Inc.	21,800	665
W.R. Berkley Corp.	18,800	623
Raymond James Financial, Inc.	19,850	591
American Capital Strategies, Ltd.	13,100	580
SL Green Realty Corp. REIT	4,200	576
* EZCORP, Inc.	38,600	569
TCF Financial Corp.	21,400	564
* Knight Capital Group, Inc. Class A	32,700	518
Reinsurance Group of America, Inc.	8,900	514
Home Properties, Inc. REIT	9,100	481
People's Bank	10,600	471
Student Loan Corp.	2,200	409
Erie Indemnity Co. Class A	7,400	391
* Philadelphia Consolidated Holding Corp.	8,300	365
The PMI Group Inc.	8,000	362
* World Acceptance Corp.	8,600	344
Apartment Investment & Management Co. Class A REIT	5,400	312
Radian Group, Inc.	5,600	307
CapitalSource Inc. REIT	12,100	304
Downey Financial Corp.	4,700	303
Hancock Holding Co.	6,300	277
International Securities Exchange, Inc.	4,900	239
* Triad Guaranty, Inc.	5,300	219
BlackRock, Inc.	1,400	219
SWS Group, Inc.	8,650	215
iStar Financial Inc. REIT	4,500	211
* Piper Jaffray Cos., Inc.	3,400	211
* AmeriCredit Corp.	7,900	181
* First Federal Financial Corp.	3,000	170
Sterling Bancshares, Inc.	15,050	168
* Markel Corp.	300	145
IndyMac Bancorp, Inc.	4,100	131
Independent Bank Corp. (MA)	3,700	122
Capital Corp. of the West	3,200	85
Advance America, Cash Advance Centers, Inc.	5,400	83
* Meadowbrook Insurance Group, Inc.	7,300	80
* Ocwen Financial Corp.	6,100	79
Nara Bancorp, Inc.	4,300	75
Consolidated-Tomoka Land Co.	900	68
Frontier Financial Corp.	2,200	55
Wilmington Trust Corp.	500	21

		54,514

Health Care (20.7%)
* IDEXX Laboratories Corp.	111,650	9,784
* Bruker BioSciences Corp.	589,600	6,203
* Medarex, Inc.	474,400	6,139
* Advanced Magnetics, Inc.	96,100	5,792
* Henry Schein, Inc.	100,400	5,540
* Noven Pharmaceuticals, Inc.	184,500	4,280
* Angiodynamics Inc.	246,020	4,155
* PDL BioPharma Inc.	190,800	4,140
* Conceptus, Inc.	204,600	4,092
* XOMA Ltd.	1,415,000	4,089
* Natus Medical Inc.	212,000	3,767
* Acorda Therapeutics Inc.	192,000	3,729
* Inverness Medical Innovations, Inc.	80,800	3,537
* Alkermes, Inc.	220,800	3,409
* Align Technology, Inc.	214,000	3,394
*^ Alnylam Pharmaceuticals Inc.	177,400	3,193
* Haemonetics Corp.	67,000	3,132
* Durect Corp.	739,800	3,078
* MWI Veterinary Supply Inc.	90,150	2,975
* Axcan Pharma Inc.	169,300	2,795
* Seattle Genetics, Inc.	313,600	2,568
* Cytokinetics, Inc.	365,400	2,543
* Exelixis, Inc.	247,200	2,457
* Luminex Corp.	176,400	2,420
* Illumina, Inc.	82,400	2,414
* Healthways, Inc.	51,280	2,397
*^ QLT Inc.	304,500	2,384
*^ La Jolla Pharmaceutical Co.	382,000	2,311
Bausch & Lomb, Inc.	44,000	2,251
* Cyberonics, Inc.	119,500	2,244
* Nektar Therapeutics	170,900	2,232
* Affymetrix, Inc.	73,200	2,201
* Human Genome Sciences, Inc.	190,000	2,018
* Cepheid, Inc.	166,891	1,983
*^ BioLase Technology, Inc.	203,750	1,982
* Arena Pharmaceuticals, Inc.	180,500	1,960
* IntraLase Corp.	75,200	1,879
* Isis Pharmaceuticals, Inc.	196,400	1,821
* I-trax, Inc.	457,700	1,799
* Adolor Corp.	184,900	1,618
*^ Iomai Corp.	329,200	1,613
*^ Tercica, Inc.	271,820	1,593
Manor Care, Inc.	28,500	1,549
*^ BioCryst Pharmaceuticals, Inc.	184,700	1,546
* ImmunoGen, Inc.	300,000	1,437
* Nuvelo, Inc.	380,100	1,399
* Waters Corp.	22,300	1,293
* Patterson Cos	34,200	1,214
*^ Cell Genesys, Inc.	282,000	1,184
* Vertex Pharmaceuticals, Inc.	41,300	1,158
* DepoMed, Inc.	324,000	1,157
* LifeCell Corp.	46,100	1,151
* ViaCell, Inc.	210,000	1,145
* Inspire Pharmaceuticals, Inc.	180,000	1,026
* AMERIGROUP Corp.	33,000	1,003
*^ Orthovita, Inc.	340,200	993
* AMN Healthcare Services, Inc.	42,000	950
* Onyx Pharmaceuticals, Inc.	35,000	869
* Apria Healthcare Group Inc.	26,800	864
DENTSPLY International Inc.	26,000	852
Pharmaceutical Product Development, Inc.	24,900	839
* Lincare Holdings, Inc.	22,500	825
Universal Health Services Class B	14,400	825
* Bioenvision, Inc.	198,700	813
* Covance, Inc.	13,000	771
* Cypress Bioscience, Inc.	100,000	760
* Immucor Inc.	25,200	742
*^ CV Therapeutics, Inc.	82,800	652
* Techne Corp.	11,000	628
* Respironics, Inc.	14,900	626
* Dynavax Technologies Corp.	110,000	598
* Pediatrix Medical Group, Inc.	9,800	559
* Dyax Corp.	130,100	536
* Cytyc Corp.	15,200	520
Medicis Pharmaceutical Corp.	16,400	505
* WellCare Health Plans Inc.	5,400	460
Hillenbrand Industries, Inc.	7,600	451
* Kinetic Concepts, Inc.	8,400	425
* Molina Healthcare Inc.	13,400	410
* PAREXEL International Corp.	10,900	392
Owens & Minor, Inc. Holding Co.	10,500	386
* Odyssey Healthcare, Inc.	28,200	370
West Pharmaceutical Services, Inc.	7,900	367
* Edwards Lifesciences Corp.	6,700	340
* LifePoint Hospitals, Inc.	7,700	294
* Neurogen Corp.	45,000	293
* King Pharmaceuticals, Inc.	14,700	289
* Endo Pharmaceuticals Holdings, Inc.	9,300	273
* Xenoport Inc.	9,700	270
* Magellan Health Services, Inc.	5,600	235
* Emdeon Corp.	15,400	233
* Genesis Healthcare Corp.	3,400	215
* Abaxis, Inc.	8,700	212
* Zoll Medical Corp.	7,300	195
* Candela Corp.	14,200	162
* VCA Antech, Inc.	4,000	145
* ICU Medical, Inc.	3,300	129
* Hi-Tech Pharmacal Co., Inc.	11,600	129
* CorVel Corp.	4,150	126
* Savient Pharmaceuticals Inc.	9,400	113
* MedCath Corp.	4,100	112
* Omnicell, Inc.	5,300	111
* Auxilium Pharmaceuticals, Inc.	6,900	101
* Cephalon, Inc.	1,400	100
* Healthspring, Inc.	4,200	99
* HMS Holdings Corp.	4,500	99
* Bio-Reference Laboratories, Inc.	3,400	86
* RehabCare Group, Inc.	3,600	57
* Enzon Pharmaceuticals, Inc.	6,700	55
* Sun Healthcare Group Inc.	4,100	51
* Cholestech Corp.	2,900	50
* LHC Group Inc.	1,400	45
* Allos Therapeutics Inc.	6,200	37
* Medical Action Industries Inc.	1,300	31
* Santarus Inc.	1,500	11

		172,859

Industrials (17.5%)
The Dun & Bradstreet Corp.	126,350	11,523
Donaldson Co., Inc.	238,700	8,617
Watsco, Inc.	141,850	7,244
* Stericycle, Inc.	73,300	5,974
Comfort Systems USA, Inc.	475,400	5,695
Horizon Lines Inc.	159,200	5,225
McGrath RentCorp	157,850	4,999
* The Advisory Board Co.	98,100	4,966
* RBC Bearings Inc.	142,400	4,760
* United Rentals, Inc.	172,600	4,747
MSC Industrial Direct Co., Inc. Class A	89,500	4,178
Chicago Bridge & Iron Co. N.V	133,500	4,105
Healthcare Services Group, Inc.	128,100	3,670
* Terex Corp.	44,600	3,201
* Mobile Mini, Inc.	112,300	3,007
Albany International Corp.	79,900	2,872
* Kenexa Corp.	90,200	2,808
* NCI Building Systems, Inc.	56,300	2,688
* Taleo Corp. Class A	150,700	2,499
Heartland Express, Inc.	143,340	2,276
Franklin Electric, Inc.	48,000	2,232
* The Middleby Corp.	16,000	2,109
* Huron Consulting Group Inc.	32,200	1,959
* Genlyte Group, Inc.	20,700	1,460
* Continental Airlines, Inc. Class B	34,100	1,241
*^ BTU International, Inc.	122,300	1,223
*^ Basin Water, Inc.	175,650	1,207
The Manitowoc Co., Inc.	18,700	1,188
* APAC Teleservices, Inc.	252,963	1,186
* Corrections Corp. of America	20,800	1,098
Manpower Inc.	14,000	1,033
Fastenal Co.	28,400	995
* AGCO Corp.	26,700	987
* WESCO International, Inc.	15,000	942
LSI Industries Inc.	53,600	897
* Exponent, Inc.	43,000	858
* IHS Inc. Class A	20,700	851
*^ Trex Co., Inc.	39,400	848
Ryder System, Inc.	15,300	755
* Swift Transportation Co., Inc.	24,000	748
* EGL, Inc.	18,800	745
* Teletech Holdings Inc.	20,200	741
Crane Co.	18,100	732
* Copart, Inc.	26,000	728
Acuity Brands, Inc.	13,200	719
* Jacobs Engineering Group Inc.	15,000	700
J.B. Hunt Transport Services, Inc.	26,400	693
* General Cable Corp.	12,900	689
Graco, Inc.	17,200	674
^ Encore Wire Corp.	26,100	661
Carlisle Co., Inc.	15,200	653
Lincoln Electric Holdings, Inc.	10,500	625
Watson Wyatt & Co. Holdings	12,400	603
Kaydon Corp.	14,000	596
Harsco Corp.	12,800	574
* Beacon Roofing Supply, Inc.	35,250	570
* Thomas & Betts Corp.	11,600	566
* Old Dominion Freight Line, Inc.	18,600	536
Nordson Corp.	11,500	534
United Industrial Corp.	9,600	530
The Timken Co.	16,700	506
* Alliant Techsystems, Inc.	5,500	484
^ Simpson Manufacturing Co.	15,200	469
* Ceradyne, Inc.	8,300	454
* Resources Connection, Inc.	14,000	448
Herman Miller, Inc.	13,200	442
Arkansas Best Corp.	12,300	437
* Gardner Denver Inc.	12,500	436
* American Commercial Lines Inc.	13,700	431
* Geo Group Inc.	9,350	424
* Volt Information Sciences Inc.	16,150	423
Raven Industries, Inc.	15,000	421
* Kirby Corp.	12,000	420
* Consolidated Graphics, Inc.	5,500	407
Landstar System, Inc.	8,800	403
Forward Air Corp.	12,200	401
Belden CDT Inc.	7,200	386
* Celadon Group Inc.	22,700	379
Mueller Industries Inc.	12,100	364
American Woodmark Corp.	9,500	349
* EMCOR Group, Inc.	5,800	342
* Superior Essex Inc.	9,500	329
Insteel Industries, Inc.	19,600	329
* Navistar International Corp.	7,000	320
* Teledyne Technologies, Inc.	8,500	318
* Ladish Co., Inc.	8,400	316
* US Airways Group Inc.	6,800	309
Robert Half International, Inc.	8,100	300
Valmont Industries, Inc.	4,700	272
* United Stationers, Inc.	4,300	258
* Saia, Inc.	10,500	249
Pall Corp.	6,400	243
* Lamson & Sessions Co.	8,700	242
Baldor Electric Co.	6,100	230
* ExpressJet Holdings, Inc.	37,300	218
Oshkosh Truck Corp.	3,500	186
* Orbital Sciences Corp.	7,900	148
Regal-Beloit Corp.	3,100	144
* Columbus McKinnon Corp.	6,300	141
* Pinnacle Airlines Corp.	7,800	135
* II-VI, Inc.	3,400	115
* PeopleSupport Inc.	9,500	109
Diamond Management and Technology Consultants,Inc	8,800	103
AMREP Corp.	1,300	100
* Integrated Electrical Services, Inc.	3,900	96
HNI Corp.	1,700	78
* Hub Group, Inc.	2,300	67
* First Consulting Group, Inc.	6,700	61
* Spherion Corp.	3,500	31
* Innovative Solutions and Support, Inc.	1,200	30
* AZZ Inc.	700	29
* Rush Enterprises, Inc. Class A	1,300	25
* Taser International Inc.	3,000	24
* Allied Waste Industries, Inc.	1,900	24
Gorman-Rupp Co.	700	22

		146,167

Information Technology (22.5%)
* Varian Semiconductor Equipment Associates, Inc.	181,400	9,683
* Akamai Technologies, Inc.	139,100	6,944
* Entegris Inc.	517,650	5,539
* Ness Technologies Inc.	423,300	5,410
* Trimble Navigation Ltd.	199,200	5,347
* Cadence Design Systems, Inc.	248,100	5,225
* Ciena Corp.	185,015	5,171
* Microsemi Corp.	241,350	5,022
* Euronet Worldwide, Inc.	171,200	4,598
* Littelfuse, Inc.	112,600	4,572
* Red Hat, Inc.	195,750	4,489
* FEI Co.	122,750	4,426
* VeriFone Holdings, Inc.	119,700	4,397
* Nextest Systems Corp.	306,250	4,288
* WebEx Communications, Inc.	74,200	4,219
* Ariba, Inc.	423,799	3,984
* Radiant Systems, Inc.	300,300	3,913
* ViaSat, Inc.	115,800	3,818
* VASCO Data Security International, Inc.	201,200	3,595
^ Heartland Payment Systems, Inc.	146,800	3,470
* Harris Stratex Networks, Inc. Class A	175,125	3,361
* Vocus, Inc.	156,300	3,146
* Hutchinson Technology, Inc.	134,050	3,130
^ Marchex, Inc.	204,100	3,127
* Alliance Data Systems Corp.	46,500	2,865
* MPS Group, Inc.	193,650	2,740
* Sycamore Networks, Inc.	685,400	2,563
* Cymer, Inc.	61,600	2,559
CDW Corp.	41,300	2,537
* BMC Software, Inc.	81,000	2,494
*^ Riverbed Technology, Inc.	86,400	2,388
*^ Color Kinetics Inc.	120,900	2,349
* Sonic Solutions, Inc.	160,000	2,256
FactSet Research Systems Inc.	35,850	2,253
*^ MRV Communications Inc.	632,700	2,246
* Sirenza Microdevices, Inc.	251,700	2,170
* Polycom, Inc.	60,600	2,020
* Concur Technologies, Inc.	112,700	1,968
* DSP Group Inc.	88,700	1,685
* Verigy Ltd.	71,000	1,666
* Pericom Semiconductor Corp.	169,700	1,660
TheStreet.com, Inc.	125,700	1,540
X-Rite Inc.	113,000	1,463
* PLX Technology, Inc.	138,350	1,348
* VA Software Corp.	319,600	1,288
* McAfee Inc.	42,800	1,245
* Brocade Communications Systems, Inc.	125,400	1,194
* EXFO Electro-Optical Engineering Inc.	191,800	1,187
* Citrix Systems, Inc.	36,700	1,176
* The Knot, Inc.	50,000	1,077
* CommScope, Inc.	23,600	1,012
* Ulticom, Inc.	120,700	984
Molex, Inc.	34,800	981
* EFJ, Inc.	181,400	969
MoneyGram International, Inc.	33,500	930
* Travelzoo, Inc.	24,300	894
* Novellus Systems, Inc.	26,500	849
* Ingram Micro, Inc. Class A	43,100	832
*^ OmniVision Technologies, Inc.	63,700	826
* Digital River, Inc.	14,800	818
* The Ultimate Software Group, Inc.	30,000	786
* Mastec Inc.	71,300	785
* Macrovision Corp.	30,600	767
* RADVision Ltd.	31,900	753
* Anixter International Inc.	11,000	725
* Informatica Corp.	49,700	667
* Brightpoint, Inc.	55,440	634
* Western Digital Corp.	36,500	614
* Mentor Graphics Corp.	34,600	565
* FLIR Systems, Inc.	15,500	553
* MicroStrategy Inc.	4,300	543
Daktronics, Inc.	18,300	502
* Smith Micro Software, Inc.	26,800	499
* RF Micro Devices, Inc.	80,000	498
* Avnet, Inc.	13,300	481
Tektronix, Inc.	16,500	465
* QLogic Corp.	26,600	452
* PlanetOut, Inc.	130,000	442
Technitrol, Inc.	16,600	435
* Rogers Corp.	9,600	426
* Rofin-Sinar Technologies Inc.	6,400	379
Global Payments Inc.	11,100	378
*^ I.D. Systems, Inc.	28,500	343
* ScanSource, Inc.	12,500	336
* Benchmark Electronics, Inc.	15,900	328
AVX Corp.	20,200	307
* TTM Technologies, Inc.	31,900	304
* Plexus Corp.	17,100	293
* Interdigital Communications Corp.	8,300	263
* SonicWALL, Inc.	30,000	251
* RealNetworks, Inc.	31,000	243
Total System Services, Inc.	7,400	236
* SAVVIS, Inc.	4,900	235
* Skyworks Solutions, Inc.	37,300	214
* Parametric Technology Corp.	11,200	214
* Supertex, Inc.	6,400	213
*^ Multi-Fineline Electronix, Inc.	13,300	204
* Tech Data Corp.	5,700	204
* Atmel Corp.	39,900	201
* Keane, Inc.	13,900	189
* UTStarcom, Inc.	21,100	175
Syntel, Inc.	5,000	173
*^ Bookham, Inc.	76,200	173
* Tyler Technologies, Inc.	11,100	141
* TIBCO Software Inc.	15,200	130
* Manhattan Associates, Inc.	4,500	123
Acxiom Corp.	4,700	101
* CheckFree Corp.	2,400	89
National Instruments Corp.	3,300	87
* Oplink Communications, Inc.	3,900	70
* Sykes Enterprises, Inc.	2,200	40
* STEC Inc.	4,600	32
* FARO Technologies, Inc.	1,100	32
* Interactive Intelligence Inc.	1,600	24
* Rimage Corp.	900	23

		188,246

Materials (3.2%)
AptarGroup Inc.	141,600	9,477
* Pactiv Corp.	65,200	2,200
Steel Dynamics, Inc.	36,500	1,577
* AK Steel Holding Corp.	64,800	1,516
Albemarle Corp.	32,400	1,339
International Flavors & Fragrances, Inc.	20,500	968
Commercial Metals Co.	29,600	928
* Hercules, Inc.	44,700	873
Reliance Steel & Aluminum Co.	17,600	852
Carpenter Technology Corp.	6,900	833
* W.R. Grace & Co.	30,200	798
* OM Group, Inc.	15,600	697
Sonoco Products Co.	18,300	688
Eastman Chemical Co.	9,300	589
NewMarket Corp.	12,900	525
Martin Marietta Materials, Inc.	2,700	365
Packaging Corp. of America	14,600	356
Greif Inc. Class A	2,900	322
Arch Chemicals, Inc.	10,000	312
Chaparral Steel Co.	5,200	302
* PolyOne Corp.	42,600	260
Nalco Holding Co.	9,600	229
Airgas, Inc.	5,300	223
Florida Rock Industries, Inc.	2,525	170
* Brush Engineered Materials Inc.	3,400	165
* Stillwater Mining Co.	12,600	160
A.M. Castle & Co.	4,700	138
Rock-Tenn Co.	2,700	90
* AEP Industries, Inc.	1,900	82
AMCOL International Corp.	2,200	65

		27,099

Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	7,200	429
* Level 3 Communications, Inc.	42,200	257

		686

Utilities (0.2%)
Ormat Technologies Inc.	20,400	856
OGE Energy Corp.	10,400	404
ONEOK, Inc.	7,200	324
Energen Corp.	3,700	188
UGI Corp. Holding Co.	2,900	77

		1,849

Exchange-Traded Fund (0.9%)
1 Vanguard Small-Cap Growth ETF	104,300	7,141

Total Common Stocks
(Cost $722,251)		798,457

Temporary Cash Investments (9.4%)

Money Market Fund (9.2%)
2 Vanguard Market Liquidity Fund, 5.288%	76,465,194	76,465

	Face
	Amount
	($000)

U.S. Agency Obligation (0.2%)
3 Federal National Mortgage Assn
4 5.215%, 4/9/07	2,000	1,998

Total Temporary Cash Investments
(Cost $78,463)		78,463

Total Investments (104.9%)
(Cost $800,714)		876,920

Other Assets and Liabilities—Net (-4.9%)		(41,163)

Net Assets (100%)		835,757

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Securities with a value of $1,998,000 and cash of $500,000, have been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2007, the cost of investment securities for tax purposes was $800,714,000. Net unrealized appreciation of investment securities for tax purposes was $76,206,000, consisting of unrealized gains of $121,390,000 on securities that had risen in value since their purchase and $45,184,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.1% and 6.8%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2007, the aggregate settlement value of open futures contracts expiring in June 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Russell 2000 Index	36	14,544	285
S&P MidCap 400 Index	15	6,419	158
E-mini Russell 2000 Index	10	808	(8)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Variable Insurance Fund - International Portfolio
Schedule of Investments
March 31, 2007

	Shares	Market Value ($000)

Common Stocks (96.4%)

Australia (4.2%)
Woolworths Ltd.	684,800	15,015
Brambles Ltd.	1,363,000	14,865
Woodside Petroleum Ltd.	365,000	11,578
BHP Billiton Ltd.	449,000	10,859
James Hardie Industries NV	1,085,000	7,315
Macquarie Bank Ltd.	98,000	6,540
Brambles Ltd.	376,700	4,138
Macquarie Infrastucture Group	107,402	333

		70,643

Belgium (0.5%)
KBC Bank & Verzekerings Holding	70,000	8,686

Brazil (5.4%)
Companhia Vale do Rio Doce ADR	780,400	24,411
Petroleo Brasileiro Series A ADR	271,500	24,259
Petroleo Brasileiro ADR	180,000	17,912
Banco Itau Holding Financeira SA ADR	407,000	14,172
Unibanco-Uniao de Bancos Brasileiros SA	1,172,000	10,420

		91,174

Canada (1.5%)
Suncor Energy, Inc.	154,000	11,727
Niko Resources Ltd.	114,000	8,295
Nova Chemicals Corp.	150,000	4,640

		24,662

China (1.4%)
China Unicom Ltd.	5,848,000	8,317
China Resources Enterprise Ltd.	1,868,000	6,233
* Dongfeng Motor Corp.	9,976,000	5,408
China Overseas Land & Investment Ltd.	2,334,000	2,924

		22,882

Denmark (1.6%)
Novo Nordisk A/S B Shares	133,000	12,084
* Vestas Wind Systems A/S	151,499	8,415
Danske Bank A/S	121,000	5,589

		26,088

Finland (0.3%)
^ TietoEnator Oyj B Shares	148,904	4,318

France (9.8%)
Essilor International SA	184,550	21,154
Suez SA	358,000	18,900
L'Oreal SA	159,700	17,382
AXA	321,000	13,603
Total SA	182,000	12,670
Groupe Danone	69,000	11,250
Societe Generale Class A	62,000	10,683
STMicroelectronics NV	548,000	10,515
Natixis	383,000	9,342
Schneider Electric SA	69,800	8,865
PSA Peugeot Citroen	111,800	7,855
Pernod Ricard SA	37,976	7,695
Renault SA	65,000	7,591
Cie. de St. Gobain SA	69,000	6,751
* Schneider Electric SA New Shares	4,105	503

		164,759

Germany (6.5%)
SAP AG	503,000	22,341
Deutsche Bank AG	134,000	17,980
Siemens AG	151,000	16,115
Porsche AG	8,730	13,323
Celesio AG	175,000	10,962
Bayerische Motoren Werke AG	171,920	10,106
Adidas AG	146,780	7,983
Merck KGaA	44,000	5,661
Deutsche Telekom AG	266,000	4,389

		108,860

Greece (0.6%)
National Bank of Greece SA	205,800	10,849

Hong Kong (2.2%)
Esprit Holdings Ltd.	1,159,100	13,581
Jardine Matheson Holdings Ltd.	334,600	7,071
Hong Kong Exchanges & Clearing Ltd.	624,000	6,058
* Hutchison Telecommunications International Ltd.	2,742,000	5,536
CNOOC Ltd.	5,723,500	5,009

		37,255

India (1.5%)
Infosys Technologies Ltd.	289,200	13,367
* 1Satyam Computer Services Ltd. Warrants Exp. 10/13/10	716,000	7,872
* 1State Bank of India Warrants Exp. 01/28/09	139,000	3,228

		24,467

Indonesia (0.6%)
PT Bank Rakyat Indonesia Tbk	9,503,000	5,228
PT Indonesian Satellite Corp. Tbk	7,452,000	5,083

		10,311

Ireland (1.4%)
Anglo Irish Bank Corp. PLC	586,561	12,506
Allied Irish Banks PLC (U.K. Shares)	226,500	6,681
Allied Irish Banks PLC	159,200	4,703

		23,890

Israel (0.6%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	276,432	10,347

Italy (1.6%)
Unicredito Italiano SpA	1,489,000	14,129
Intesa Sanpaolo SpA	1,748,000	13,239

		27,368

Japan (16.4%)
Toyota Motor Corp.	313,000	20,005
Orix Corp.	71,000	18,385
Mitsui & Co., Ltd.	965,000	18,125
Canon, Inc.	328,400	17,598
SMC Corp.	117,300	15,654
Sony Corp.	277,000	13,972
T & D Holdings, Inc.	188,000	12,886
Japan Tobacco, Inc.	2,255	11,033
Sumitomo Realty & Development Co.	281,000	10,592
Mitsubishi UFJ Financial Group	926	10,412
Rakuten, Inc.	21,502	10,169
Nissan Motor Co., Ltd.	936,000	9,980
Hoya Corp.	271,800	8,962
KDDI Corp.	1,071	8,503
Asahi Glass Co., Ltd.	594,000	8,318
Mitsui Sumitomo Insurance Co.	631,000	7,874
Sumitomo Mitsui Financial Group, Inc.	847	7,653
Square Enix Co., Ltd.	289,000	7,411
Ebara Corp.	1,480,000	6,965
Sumitomo Heavy Industries Ltd.	672,000	6,657
Yamada Denki Co., Ltd.	70,000	6,480
Tokyu Corp.	831,000	6,443
Kao Corp.	206,000	6,011
Takashimaya Co.	454,000	5,563
* Jupiter Telecommunications Co., Ltd.	5,522	4,634
East Japan Railway Co.	575	4,463
Promise Co., Ltd.	117,000	4,382
THK Co., Inc.	159,500	3,732
Honda Motor Co., Ltd.	94,000	3,269

		276,131

Mexico (1.5%)
America Movil SA de CV Series L ADR	396,000	18,925
* Cemex SAB de CV ADR	169,000	5,535

		24,460

Netherlands (1.4%)
Reed Elsevier NV	521,000	9,196
Heineken Holding NV	190,627	8,422
Mittal Steel Co. NV	107,016	5,671
SBM Offshore NV	20,443	735

		24,024

Russia (0.9%)
* OAO Gazprom-Sponsored ADR	343,749	14,395

Singapore (0.6%)
Singapore Telecommunications Ltd.	4,590,650	9,903

South Korea (2.7%)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	770,000	28,186
1 Samsung Electronics Co., Ltd. GDR	38,300	11,697
*^ LG. Philips LCD Co., Ltd. ADR	320,000	5,594

		45,477

Spain (1.0%)
Industria de Diseno Textil SA	276,500	17,209

Sweden (4.5%)
Atlas Copco AB A Shares	677,289	22,407
Sandvik AB	852,560	15,111
Telefonaktiebolaget LM Ericsson AB Class B	4,009,628	14,794
^ Skandinaviska Enskilda Banken AB A Shares	392,000	12,496
Svenska Handelsbanken AB A Shares	373,085	11,054

		75,862

Switzerland (6.1%)
Cie. Financiere Richemont AG	425,000	23,733
Roche Holdings AG	117,000	20,687
Nestle SA (Registered)	50,000	19,394
UBS AG	296,000	17,569
Novartis AG (Registered)	209,000	11,409
Geberit AG	6,284	9,673

		102,465

Taiwan (1.4%)
Hon Hai Precision Industry Co., Ltd.	1,972,400	13,179
Taiwan Semiconductor Manufacturing Co., Ltd.	4,895,479	9,962

		23,141

United Kingdom (20.2%)
Royal Bank of Scotland Group PLC	1,003,100	39,140
Rio Tinto PLC	596,000	33,922
Tesco PLC	3,854,000	33,618
BG Group PLC	1,793,000	25,779
Standard Chartered PLC	787,400	22,672
Smith & Nephew PLC	1,386,892	17,591
WPP Group PLC	990,000	14,982
Signet Group PLC	4,945,000	12,177
GlaxoSmithKline PLC	438,000	12,050
Vodafone Group PLC	4,324,000	11,524
SABMiller PLC	481,000	10,552
AstraZeneca Group PLC	183,000	9,833
Barclays PLC	687,000	9,709
Carnival PLC	192,115	9,244
Capita Group PLC	660,000	8,846
Wolseley PLC	371,000	8,690
Royal Dutch Shell PLC Class A (Amsterdam Shares)	221,000	7,327
Rolls-Royce Group PLC	750,000	7,292
Reckitt Benckiser PLC	138,000	7,173
Experian Group Ltd.	614,859	7,083
Meggitt PLC	1,126,000	6,587
Smiths Group PLC	321,229	6,472
Northern Rock PLC	275,392	6,205
Burberry Group PLC	465,000	5,958
Rentokil Initial PLC	1,298,000	4,161
* Meggit PLC-Rights Exp. 4/14/07	563,000	1,096

		339,683

Total Common Stocks
(Cost $1,259,958)		1,619,309

Temporary Cash Investments (5.0%)

Money Market Fund (4.9%)
2 Vanguard Market Liquidity Fund, 5.288%	81,651,819	81,652

	Face
	Amount
	($000)

U.S. Agency Obligation (0.1%)
3 Federal National Mortgage Assn
4 5.215%, 4/9/07	1,500	1,499

Total Temporary Cash Investments
(Cost $83,150)		83,151

Total Investments (101.4%)
(Cost $1,343,108)		1,702,460

Other Assets and Liabilities—Net (-1.4%)		(23,540)

Net Assets (100%)		1,678,920

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of these securities was $22,797,000, representing 1.4% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Securities with a value of $1,499,000 have been segregated as initial margin for open futures contracts. ADR - American Depositary Receipt. GDR - Global Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2007, the cost of investment securities for tax purposes was $1,346,144,000. Net unrealized appreciation of investment securities for tax purposes was $356,316,000, consisting of unrealized gains of $369,817,000 on securities that had risen in value since their purchase and $13,501,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the portfolio's fair value procedures, exchange rates may be adjusted if they change significantly before the portfolios's pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures Contracts: The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portolio's effective common stock and temporary cash investment positions represent 97.8% and 3.6%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2007, the aggregate settlement value of open futures contracts expiring in June 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

MSCI Pan-Euro Index	506	16,529	655
Topix Index	46	6,687	92

Forward Currency Contracts: The portfolio enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At March 31, 2007, the portfolio had open forward currency contracts to receive and deliver currencies as follows:

	Contract Amount (000)				Unrealized Appreciation
Contract Settlement Date	Receive		Deliver		(Depreciation) ($000)

6/20/2007	EUR	11,925	USD	15,923	89
6/13/2007	JPY	778,769	USD	6,656	(108)

EUR-Euro
JPY-Japanese yen
USD-U.S. dollars

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	[Certification Date - Month Day, Year]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	[Certification Date - Month Day, Year]

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	[Certification Date - Month Day, Year]

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.